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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 9/30


Date of reporting period: 6/30/10


Item 1. Schedule of Investments.
--------------------------------------------------------------------------------
Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 50.2%
Aerospace and Defense - 1.3%
           759,959  Boeing Co.                                                                                        $   47,687,427
         1,167,278  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          24,454,474
                                                                                                                          72,141,901
Agricultural Chemicals - 1.1%
         1,249,366  Syngenta A.G. (ADR)**                                                                                 57,283,431
Applications Software - 0.4%
           979,343  Microsoft Corp.                                                                                       22,534,682
Athletic Footwear - 1.2%
           993,922  NIKE, Inc. - Class B                                                                                  67,139,431
Automotive - Cars and Light Trucks - 0.8%
           813,445  Daimler A.G. **                                                                                       41,119,645
Cable/Satellite TV - 0.6%
           964,688  DIRECTV-Class A*                                                                                      32,722,217
Casino Hotels - 0.4%
         3,268,131  Crown, Ltd.                                                                                           21,176,051
Cellular Telecommunications - 0.3%
           908,448  Vodafone Group PLC**                                                                                  18,777,620
Commercial Banks - 1.3%
           501,400  ICICI Bank, Ltd. (ADR)                                                                                18,120,596
           865,810  Itau Unibanco Holding S.A. (ADR)                                                                      15,593,238
         1,405,078  Standard Chartered PLC**                                                                              34,104,933
                                                                                                                          67,818,767
Commercial Services - Finance - 0.8%
           809,740  Paychex, Inc.                                                                                         21,028,948
         1,636,592  Western Union Co.                                                                                     24,401,587
                                                                                                                          45,430,535
Computers - 3.6%
           237,505  Apple, Inc. *                                                                                         59,739,633
           757,237  International Business Machines Corp.                                                                 93,503,625
           907,515  Research In Motion, Ltd. (U.S. Shares) *                                                              44,704,189
                                                                                                                         197,947,447
Cosmetics and Toiletries - 1.0%
           655,665  Colgate-Palmolive Co.                                                                                 51,640,175
Diversified Banking Institutions - 3.8%
         5,633,023  Bank of America Corp.                                                                                 80,946,542
         1,568,307  Credit Suisse Group A.G. (ADR) **                                                                     58,701,731
         3,051,853  Morgan Stanley                                                                                        70,833,508
                                                                                                                         210,481,781
Diversified Operations - 1.1%
         1,539,914  Danaher Corp.                                                                                         57,161,607
         6,057,410  Melco International Development, Ltd. *                                                                2,387,405
                                                                                                                          59,549,012
E-Commerce/Services - 0.5%
         1,248,745  eBay, Inc. *                                                                                          24,487,889
           460,271  Liberty Media Corp. - Interactive - Class A*                                                           4,832,846
                                                                                                                          29,320,735
Electric Products - Miscellaneous - 0.5%
           572,267  Emerson Electric Co.                                                                                  25,002,345
Electronic Components - Semiconductors - 0.5%
           381,483  Broadcom Corp. - Class A                                                                              12,577,495
           579,371  Microchip Technology, Inc.                                                                            16,071,751
                                                                                                                          28,649,246
Electronic Connectors - 0.5%
           693,070  Amphenol Corp. - Class A                                                                              27,223,790
Enterprise Software/Services - 1.5%
         3,661,151  Oracle Corp.                                                                                          78,568,300
Finance - Investment Bankers/Brokers - 0.4%
         1,693,273  Charles Schwab Corp.                                                                                  24,010,611
Finance - Other Services - 0.8%
         1,475,247  NYSE Euronext                                                                                         40,761,075
Food - Miscellaneous/Diversified - 1.6%
         1,009,030  General Mills, Inc.                                                                                   35,840,746
         1,075,195  Nestle S.A. **                                                                                        51,894,981
                                                                                                                          87,735,727
Food - Wholesale/Distribution - 0.4%
           744,355  Sysco Corp.                                                                                           21,266,222
Industrial Gases - 0.6%
           407,229  Praxair, Inc.                                                                                         30,945,332
Investment Management and Advisory Services - 0.4%
         2,115,905  Blackstone Group L.P.                                                                                 20,228,052
Medical - Biomedical and Genetic - 1.7%
           776,453  Celgene Corp. *                                                                                       39,459,341
         1,485,965  Gilead Sciences, Inc. *                                                                               50,938,881
                                                                                                                          90,398,222
Medical - Drugs - 2.2%
           753,270  Abbott Laboratories                                                                                   35,237,971
         3,403,460  Bristol-Myers Squibb Co.                                                                              84,882,292
                                                                                                                         120,120,263
Medical Products - 2.0%
           727,489  Covidien PLC (U.S. Shares) **                                                                         29,230,508
         1,367,738  Johnson & Johnson                                                                                     80,778,606
                                                                                                                         110,009,114
Metal - Copper - 0.2%
           171,138  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                        10,119,390
Metal Processors and Fabricators - 0.4%
           208,552  Precision Castparts Corp.                                                                             21,464,172
Multi-Line Insurance - 0.6%
           616,000  ACE, Ltd. (U.S. Shares) **                                                                            31,711,680
Networking Products - 1.8%
         4,497,467  Cisco Systems, Inc. *                                                                                 95,841,022
Oil Companies - Exploration and Production - 2.2%
         2,112,881  EnCana Corp. (U.S. Shares)                                                                            64,104,809
           683,266  Occidental Petroleum Corp.                                                                            52,713,972
                                                                                                                         116,818,781
Oil Companies - Integrated - 2.0%
         1,179,029  Hess Corp.                                                                                            59,352,319
         1,684,942  Petroleo Brasileiro S.A. (U.S. Shares)                                                                50,211,272
                                                                                                                         109,563,591
Optical Supplies - 0.3%
           105,167  Alcon, Inc. (U.S. Shares) **                                                                          15,584,698
Retail - Building Products - 0.8%
         1,526,621  Home Depot, Inc.                                                                                      42,852,251
Retail - Discount - 0.7%
           749,940  Target Corp.                                                                                          36,874,550
Retail - Drug Store - 0.4%
           727,437  CVS Caremark Corp.                                                                                    21,328,453
Retail - Regional Department Stores - 0.7%
           753,170  Kohl's Corp. *                                                                                        35,775,575
Semiconductor Components/Integrated Circuits - 0.3%
         1,066,765  Marvell Technology Group, Ltd. *                                                                      16,812,216
Soap and Cleaning Preparations - 0.6%
           756,392  Reckitt Benckiser Group PLC**                                                                         34,983,378
Telecommunication Equipment - Fiber Optics - 0.7%
         2,484,788  Corning, Inc.                                                                                         40,129,326
Television - 0.7%
         2,927,814  CBS Corp. - Class B                                                                                   37,856,635
Tobacco - 2.7%
         1,584,466  Altria Group, Inc.                                                                                    31,752,699
         2,468,436  Philip Morris International, Inc.                                                                    113,153,106
                                                                                                                         144,905,805
Toys - 0.5%
         1,212,795  Mattel, Inc.                                                                                          25,662,742
Transportation - Railroad - 1.9%
           472,909  Canadian National Railway Co. (U.S. Shares)                                                           27,135,518
         1,053,358  Union Pacific Corp.                                                                                   73,218,915
                                                                                                                         100,354,433
Web Portals/Internet Service Providers - 0.6%
         2,227,915  Yahoo!, Inc. *                                                                                        30,812,064
Wireless Equipment - 0.8%
         1,297,737  QUALCOMM, Inc.                                                                                        42,617,683
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,670,065,508)                                                                               2,712,070,174
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 31.2%
Advertising Services - 0.2%
   $     1,687,000  WPP Finance UK, 5.8750%, 6/15/14**                                                                     1,830,371
         6,711,000  WPP Finance UK, 8.0000%, 9/15/14**                                                                     7,868,373
                                                                                                                           9,698,744
Agricultural Chemicals - 0.1%
         6,122,000  Mosaic Co., 7.6250%, 12/1/16 (144A)                                                                    6,612,005
Apparel Manufacturers - 0.1%
         6,803,000  Hanesbrands, Inc., 4.1211%, 12/15/14***                                                                6,437,339
Automotive - Cars and Light Trucks - 0.2%
        11,767,000  Daimler Finance North America LLC, 6.5000%, 11/15/13                                                  13,170,062
Beverages - Non-Alcoholic - 0.3%
         9,206,000  Dr. Pepper Snapple Group, Inc., 6.1200%, 5/1/13                                                       10,243,553
         3,651,000  PepsiCo, Inc., 3.7500%, 3/1/14                                                                         3,892,251
                                                                                                                          14,135,804
Brewery - 1.0%
        12,891,000  Anheuser-Busch InBev Worldwide, Inc., 7.2000%, 1/15/14 (144A)                                         14,822,523
        17,305,000  Anheuser-Busch InBev Worldwide, Inc., 7.7500%, 1/15/19 (144A)                                         21,004,152
        17,911,000  Anheuser-Busch InBev Worldwide, Inc., 5.3750%, 1/15/20                                                19,300,768
                                                                                                                          55,127,443
Building - Residential and Commercial - 0.2%
         4,099,000  D.R. Horton, Inc., 7.8750%, 8/15/11                                                                    4,283,455
         5,865,000  MDC Holdings, Inc., 5.3750%, 12/15/14                                                                  5,960,770
                                                                                                                          10,244,225
Building and Construction Products - Miscellaneous - 0.1%
         5,903,000  Owens Corning, 9.0000%, 6/15/19                                                                        6,979,583
Building Products - Cement and Aggregate - 0.3%
         2,298,000  CRH America Inc.,  5.6250%, 9/30/11                                                                    2,385,345
         4,121,000  CRH America Inc., 6.9500%, 3/15/12                                                                     4,462,923
        10,436,000  Hanson, Ltd., 6.1250%, 8/15/16**                                                                      10,018,560
                                                                                                                          16,866,828
Cable/Satellite TV - 1.0%
        17,818,000  Comcast Corp., 5.7000%, 5/15/18                                                                       19,586,400
         6,929,000  Comcast Corp.,  5.1500%, 3/1/20                                                                        7,254,310
         8,106,000  Comcast Corp.,  6.5500%, 7/1/39                                                                        8,864,576
         3,491,000  Comcast Corp.,  6.4000%, 3/1/40                                                                        3,757,426
         9,671,000  COX Communications, Inc., 6.2500%, 6/1/18 (144A)                                                      10,783,754
         4,071,000  COX Communications, Inc., 9.3750%, 1/15/19 (144A)                                                      5,395,113
                                                                                                                          55,641,579
Casino Services - 0.3%
        13,360,000  International Game Technology, 7.5000%, 6/15/19                                                       15,513,779
         1,690,000  International Game Technology, 5.5000%, 6/15/20                                                        1,743,438
                                                                                                                          17,257,217
Chemicals - Diversified - 0.1%
         3,310,000  Dow Chemical Co., 7.6000%, 5/15/14                                                                     3,822,597
Coatings and Paint Products - 0.4%
        12,166,000  RPM International, Inc., 6.1250%, 10/15/19                                                            12,938,614
         9,742,000  Sherwin-Williams Co., 3.1250%, 12/15/14                                                               10,082,015
                                                                                                                          23,020,629
Commercial Banks - 2.0%
        20,118,000  American Express Bank FSB, 5.5000%, 4/16/13                                                           21,738,142
         8,749,000  Credit Suisse New York, 5.0000%, 5/15/13**                                                             9,347,283
        14,028,000  Credit Suisse New York, 5.5000%, 5/1/14**                                                             15,337,373
         7,180,000  Credit Suisse New York, 5.4000%, 1/14/20**                                                             7,138,816
        15,628,000  Discover Bank, 8.7000%, 11/18/19                                                                      17,350,111
         4,972,000  Discover Bank 7.0000%, 4/15/20                                                                         5,020,383
         5,884,000  Regions Financial Corp., 4.8750%, 4/26/13                                                              5,914,426
         2,843,000  Regions Financial Corp., 5.7500%, 6/15/15                                                              2,825,015
         1,772,000  Regions Financial Corp., 7.5000%, 5/15/18                                                              1,798,920
        11,850,000  US Bank NA, 3.7780%, 4/29/20***                                                                       12,033,675
         7,212,000  Zions Bancorp, 7.7500%, 9/23/14                                                                        7,348,869
         1,693,000  Zions Bancorp , 5.5000%, 11/16/15                                                                      1,527,933
                                                                                                                         107,380,946
Computer Services - 0.1%
         5,239,000  Affiliated Computer Services, Inc., 5.2000%, 6/1/15                                                    5,481,744
Computers - Memory Devices - 0.5%
         2,834,000  Seagate HDD Cayman, 6.8750%, 5/1/20 (144A)                                                             2,692,300
        11,627,000  Seagate Technology, 6.3750%, 10/1/11                                                                  11,917,675
         8,728,000  Seagate Technology, 10.0000%, 5/1/14 (144A)                                                            9,949,920
                                                                                                                          24,559,895
Consulting Services - 0.0%
         1,545,000  FTI Consulting Inc., 7.7500%, 10/1/16                                                                  1,560,450
Dialysis Centers - 0.1%
         8,023,000  DaVita, Inc., 6.6250%, 3/15/13                                                                         8,033,029
Diversified Banking Institutions - 1.0%
        11,930,000  Citigroup, Inc., 5.6250%, 8/27/12                                                                     12,294,069
         9,818,000  Citigroup, Inc.,  5.3000%, 10/17/12                                                                   10,174,511
         5,787,000  Goldman Sachs Group, Inc., 5.3750%, 3/15/20                                                            5,718,227
         7,341,000  Goldman Sachs Group, Inc., 6.0000%, 6/15/20                                                            7,569,547
         9,222,000  JPMorgan Chase & Co., 6.0000%, 1/15/18                                                                10,183,255
         3,139,000  Morgan Stanley,  5.2500%, 11/2/12                                                                      3,263,637
         3,300,000  Morgan Stanley, 6.7500%, 4/15/11                                                                       3,414,223
                                                                                                                          52,617,469
Diversified Financial Services - 1.4%
        14,699,000  American Express Travel Related Services Co., Inc., 5.2500%, 11/21/11 (144A)                          15,272,614
         4,290,000  General Electric Capital Corp., 4.8000%, 5/1/13                                                        4,573,479
         6,071,000  General Electric Capital Corp., 5.9000%, 5/13/14                                                       6,701,267
        28,320,000  General Electric Capital Corp., 6.0000%, 8/7/19                                                       30,658,410
        14,924,000  General Electric Capital Corp., 5.5000%, 1/8/20                                                       15,771,011
         5,290,000  General Electric Capital Corp., 6.1500%, 8/7/37                                                        5,366,774
                                                                                                                          78,343,555
Diversified Minerals - 1.0%
         4,448,000  Teck Resources, Ltd., 7.0000%, 9/15/12                                                                 4,784,020
        10,554,000  Teck Resources, Ltd., 9.7500%, 5/15/14                                                                12,472,885
         9,309,000  Teck Resources, Ltd., 5.3750%, 10/1/15                                                                 9,722,059
         3,714,000  Teck Resources, Ltd., 10.2500%, 5/15/16                                                                4,382,520
         7,385,000  Teck Resources, Ltd., 10.7500%, 5/15/19                                                                9,048,841
        11,195,000  Teck Resources, Ltd., 6.1250%, 10/1/35                                                                11,139,025
                                                                                                                          51,549,350
Diversified Operations - 0.4%
        19,183,000  Tyco Electronics Group S.A., 6.0000%, 10/1/12**                                                       20,715,779
         2,083,000  Tyco International Finance S.A., 4.1250%, 10/15/14**                                                   2,211,105
                                                                                                                          22,926,884
Electric - Generation - 0.1%
         5,980,000  Allegheny Energy Supply Co. LLC, 8.2500%, 4/15/12 (144A)                                               6,532,355
Electric - Integrated - 0.6%
         5,924,000  CMS Energy Corp., 1.2528%, 1/15/13***                                                                  5,583,370
         4,033,000  Pacific Gas & Electric Co., 4.2000%, 3/1/11                                                            4,115,568
        10,927,000  Xcel Energy, Inc., 4.7000%, 5/15/20                                                                   11,370,057
         8,422,000  Virginia Electric and Power Co., 5.1000%, 11/30/12                                                     9,140,009
                                                                                                                          30,209,004
Electronic Components - Semiconductors - 0.7%
        12,432,000  National Semiconductor Corp., 6.1500%, 6/15/12                                                        13,313,789
        11,618,000  National Semiconductor Corp., 3.9500%, 4/15/15                                                        11,773,937
         9,660,000  National Semiconductor Corp., 6.6000%, 6/15/17                                                        10,822,301
                                                                                                                          35,910,027
Electronic Connectors - 0.3%
        17,470,000  Amphenol Corp., 4.7500%, 11/15/14                                                                     18,511,666
Electronics - Military - 0.7%
         9,872,000  L-3 Communications Corp., 6.1250%, 7/15/13                                                             9,970,720
         2,124,000  L-3 Communications Corp., 5.8750%, 1/15/15                                                             2,097,450
        25,381,000  L-3 Communications Corp., 6.3750%, 10/15/15                                                           25,381,000
                                                                                                                          37,449,170
Enterprise Software/Services - 0.2%
         9,062,000  BMC Software, Inc., 7.2500%, 6/1/18                                                                   10,828,093
Finance - Auto Loans - 0.4%
         5,215,000  Ford Motor Credit Co. LLC, 9.7500%, 9/15/10                                                            5,279,431
         5,933,000  Ford Motor Credit Co. LLC, 7.2500%, 10/25/11                                                           6,094,793
         6,409,000  Ford Motor Credit Co. LLC, 7.5000%, 8/1/12                                                             6,553,677
         5,170,000  Ford Motor Credit Co. LLC, 8.0000%, 6/1/14                                                             5,335,745
                                                                                                                          23,263,646
Finance - Credit Card - 0.4%
         4,277,000  American Express Co., 7.0000%, 3/19/18                                                                 4,933,062
         5,037,000  American Express Co., 7.3000%, 8/20/13                                                                 5,702,917
         9,459,000  American Express Co., 6.8000%, 9/1/66***                                                               9,009,697
                                                                                                                          19,645,676
Finance - Investment Bankers/Brokers - 0.7%
         5,022,000  Charles Schwab Corp., 4.9500%, 6/1/14                                                                  5,445,008
        10,744,000  Jefferies Group, Inc., 8.5000%, 7/15/19                                                               12,068,316
           436,000  Lazard Group LLC, 7.1250%, 5/15/15                                                                       459,195
         5,283,000  Lazard Group LLC, 6.8500%, 6/15/17                                                                     5,350,073
         4,178,000  Schwab Capital Trust I, 7.5000%, 11/15/37***                                                           4,140,314
         4,305,000  TD Ameritrade Holding Corp., 4.1500%, 12/1/14                                                          4,467,630
         5,363,000  TD Ameritrade Holding Corp., 5.6000%, 12/1/19                                                          5,649,835
                                                                                                                          37,580,371
Finance - Other Services - 0.3%
        10,914,000  CME Group, Inc., 5.7500%, 2/15/14                                                                     12,139,490
         2,849,000  NASDAQ OMX Group, Inc., 4.0000%, 1/15/15                                                               2,896,766
                                                                                                                          15,036,256
Food - Meat Products - 0.6%
         5,174,000  Smithfield Foods, Inc., 7.0000%, 8/1/11                                                                5,258,078
        24,547,000  Tyson Foods Inc., 7.8500%, 4/1/16                                                                     26,694,862
                                                                                                                          31,952,940
Food - Miscellaneous/Diversified - 0.2%
         1,870,000  Kellogg Co., 4.2500%, 3/6/13                                                                           2,004,195
         3,125,000  Kraft Foods, Inc., 2.6250%, 5/8/13                                                                     3,184,231
         3,479,000  Kraft Foods, Inc., 5.3750%, 2/10/20                                                                    3,727,926
                                                                                                                           8,916,352
Food - Retail - 0.2%
         8,205,000  Delhaize Group, 5.8750%, 2/1/14**                                                                      9,157,149
Investment Management and Advisory Services - 1.2%
         3,502,000  Ameriprise Financial, Inc., 5.3000%, 3/15/20                                                           3,658,711
         9,979,000  Ameriprise Financial, Inc., 7.3000%, 6/28/19                                                          11,789,370
         8,776,000  Ameriprise Financial, Inc., 7.5180%, 6/1/66***                                                         8,337,200
        12,008,000  BlackRock, Inc., 3.5000%, 12/10/14                                                                    12,453,544
         8,921,000  BlackRock, Inc., 5.0000%, 12/10/19                                                                     9,481,872
         7,025,000  FMR LLC, 6.4500%, 11/15/39 (144A)                                                                      7,454,501
         3,291,000  Franklin Resources, Inc., 2.0000%, 5/20/13                                                             3,339,888
         3,409,000  Franklin Resources, Inc., 3.1250%, 5/20/15                                                             3,491,583
         5,233,000  Franklin Resources, Inc., 4.6250%, 5/20/20                                                             5,494,954
                                                                                                                          65,501,623
Life and Health Insurance - 0.5%
         7,708,000  Aflac, Inc., 6.9000%, 12/17/39                                                                         8,012,404
        11,535,000  Prudential Financial, Inc., 3.6250%, 9/17/12                                                          11,880,727
         2,081,000  Prudential Financial, Inc., 4.7500%, 6/13/15                                                           2,154,272
         4,361,000  Prudential Financial, Inc., 7.3750%, 6/15/19                                                           5,049,842
                                                                                                                          27,097,245
Medical - Biomedical and Genetic - 0.3%
         1,749,000  Amgen, Inc., 4.5000%, 3/15/20                                                                          1,876,740
         3,796,000  Bio-Rad Laboratories, Inc., 6.1250%, 12/15/14                                                          3,814,980
         3,976,000  Genzyme Corp., 3.6250%, 6/15/15                                                                        4,021,748
         4,969,000  Genzyme Corp., 5.0000%, 6/15/20                                                                        5,118,045
                                                                                                                          14,831,513
Medical - Drugs - 0.7%
        10,074,000  Abbott Laboratories, 4.1250%, 5/27/20                                                                 10,553,331
        13,432,000  Abbott Laboratories, 5.3000%, 5/27/40                                                                 14,095,984
         7,747,000  Novartis Capital Corp., 1.9000%, 4/24/13                                                               7,864,057
         2,494,000  Novartis Capital Corp., 4.4000%, 4/24/20                                                               2,688,841
                                                                                                                          35,202,213
Medical - Hospitals - 0.4%
         7,109,000  HCA, Inc., 8.7500%, 9/1/10                                                                             7,153,431
        12,523,000  HCA, Inc., 9.2500%, 11/15/16                                                                          13,274,380
         3,247,000  HCA, Inc., 8.5000%, 4/15/19                                                                            3,441,820
                                                                                                                          23,869,631
Medical - Wholesale Drug Distributors - 0.2%
         4,686,000  McKesson Corp., 6.5000%, 2/15/14                                                                       5,354,195
         4,075,000  McKesson Corp., 7.5000%, 2/15/19                                                                       5,054,455
                                                                                                                          10,408,650
Medical Labs and Testing Services - 0.5%
        14,764,000  Roche Holdings, Inc., 4.5000%, 3/1/12 (144A)                                                          15,546,876
         8,862,000  Roche Holdings, Inc., 6.0000%, 3/1/19 (144A)                                                          10,323,282
                                                                                                                          25,870,158
Medical Products - 0.3%
         7,537,000  CareFusion Corp., 4.1250%, 8/1/12                                                                      7,873,135
         9,475,000  Hospira, Inc., 6.4000%, 5/15/15                                                                       10,764,851
                                                                                                                          18,637,986
Metal - Copper - 0.1%
         3,547,000  Freeport-McMoRan Copper & Gold, Inc., 8.3750%, 4/1/17                                                  3,901,700
Multi-Line Insurance - 0.2%
         3,985,000  MetLife, Inc., 6.7500%, 6/1/16                                                                         4,508,426
         4,568,000  MetLife Inc., 7.7170%, 2/15/19                                                                         5,436,925
                                                                                                                           9,945,351
Multimedia - 0.8%
        13,138,000  NBC Universal, Inc., 3.6500%, 4/30/15 (144A)                                                          13,434,919
        14,257,000  NBC Universal, Inc., 5.1500%, 4/30/20 (144A)                                                          14,869,880
         2,361,000  NBC Universal, Inc., 6.4000%, 4/30/40 (144A)                                                           2,522,023
        14,042,000  Time Warner, Inc., 4.8750%, 3/15/20                                                                   14,481,121
                                                                                                                          45,307,943
Non-Hazardous Waste Disposal - 0.2%
        10,757,000  Allied Waste North America, Inc., 7.1250%, 5/15/16                                                    11,536,883
Office Automation and Equipment - 0.2%
         1,344,000  Xerox Corp., 5.6500%, 5/15/13                                                                          1,454,703
         3,464,000  Xerox Corp., 8.2500%, 5/15/14                                                                          4,060,313
         2,487,000  Xerox Corp., 5.6250%, 12/15/19                                                                         2,646,469
                                                                                                                           8,161,485
Oil and Gas Drilling - 0.1%
         5,551,000  Nabors Industries, Inc., 9.2500%, 1/15/19                                                              6,824,655
Oil Companies - Exploration and Production - 0.3%
        15,203,000  Forest Oil Corp., 8.0000%, 12/15/11                                                                   15,811,120
Oil Companies - Integrated - 0.1%
         5,115,000  Shell International Finance BV, 1.8750%, 3/25/13**                                                     5,157,966
Oil Refining and Marketing - 0.3%
           782,000  Frontier Oil Corp., 8.5000%, 9/15/16                                                                     791,775
         7,233,000  Motiva Enterprises LLC, 5.7500%, 1/15/20 (144A)                                                        7,958,629
         7,953,000  Motiva Enterprises LLC, 6.8500%, 1/15/40 (144A)                                                        9,089,205
                                                                                                                          17,839,609
Pharmacy Services - 0.5%
        12,758,000  Express Scripts, Inc., 5.2500%, 6/15/12                                                               13,629,716
        10,883,000  Express Scripts, Inc., 6.2500%, 6/15/14                                                               12,321,907
                                                                                                                          25,951,623
Pipelines - 0.5%
         1,773,000  El Paso Pipeline Partners Operating Co. LLC, 6.5000%, 4/1/20                                           1,810,838
         2,621,000  Kinder Morgan Energy Partners L.P., 5.9500%, 2/15/18                                                   2,830,780
        12,620,000  Kinder Morgan Finance Co. ULC, 5.7000%, 1/5/16                                                        12,052,099
         3,475,000  Plains All American Pipeline L.P., 4.2500%, 9/1/12                                                     3,630,531
         2,766,000  Plains All American Pipeline L.P., 8.7500%, 5/1/19                                                     3,301,639
         3,492,000  Williams Partners L.P., 3.8000%, 2/15/15 (144A)                                                        3,514,670
                                                                                                                          27,140,557
Property and Casualty Insurance - 0.1%
         4,633,000  Fidelity National Financial, Inc., 6.6000%, 5/15/17                                                    4,619,421
Real Estate Management/Services - 0.3%
         7,138,000  AMB Property L.P., 6.1250%, 12/1/16                                                                    7,631,086
         7,141,000  AMB Property L.P., 6.6250%, 12/1/19                                                                    7,695,013
                                                                                                                          15,326,099
Reinsurance - 0.9%
        10,330,000  Berkshire Hathaway Finance Corp, 1.4000%, 2/10/12                                                     10,383,592
        17,655,000  Berkshire Hathaway Finance Corp, 4.0000%, 4/15/12                                                     18,570,606
        10,350,000  Berkshire Hathaway Finance Corp, 2.1250%, 2/11/13                                                     10,567,081
        10,387,000  Berkshire Hathaway Finance Corp, 3.2000%, 2/11/15                                                     10,696,647
                                                                                                                          50,217,926
REIT - Diversified - 0.1%
         3,583,000  Digital Realty Trust L.P., 5.8750%, 2/1/20 (144A)                                                      3,655,545
REIT - Health Care - 0.4%
         6,058,000  Senior Housing Properties Trust, 6.7500%, 4/15/20                                                      5,982,275
         1,311,000  Ventas Realty L.P., 6.7500%, 4/1/17                                                                    1,326,838
        10,111,000  HCP, Inc., 6.4500%, 6/25/12                                                                           10,774,090
         3,611,000  HCP, Inc., 5.6500%, 12/15/13                                                                           3,809,984
                                                                                                                          21,893,187
REIT - Hotels - 0.2%
        11,263,000  Host Hotels & Resorts L.P., 7.1250%, 11/1/13                                                          11,347,473
REIT - Office Property - 0.4%
         3,550,000  Reckson Operating Partnership L.P., 6.0000%, 3/31/16                                                   3,440,234
        16,994,000  Reckson Operating Partnership L.P., 7.7500%, 3/15/20 (144A)                                           16,660,068
                                                                                                                          20,100,302
REIT - Warehouse/Industrial - 0.1%
         4,009,000  ProLogis, 7.3750%, 10/30/19                                                                            3,926,302
Resorts and Theme Parks - 0.1%
         2,860,000  Vail Resorts, Inc., 6.7500%, 2/15/14                                                                   2,852,850
Retail - Apparel and Shoe - 0.3%
         5,934,000  Limited Brands, Inc., 6.9000%, 7/15/17                                                                 5,948,835
         4,814,000  Limited Brands, Inc., 8.5000%, 6/15/19                                                                 5,187,085
         2,533,000  Limited Brands, Inc., 7.0000%, 5/1/20                                                                  2,551,998
         3,147,000  Phillips-Van Heusen Corp., 7.3750%, 5/15/20                                                            3,174,536
                                                                                                                          16,862,454
Retail - Auto Parts - 0.1%
         7,066,000  Advance Auto Parts, Inc., 5.7500%, 5/1/20                                                              7,224,886
Retail - Computer Equipment - 0.0%
         1,904,000  GameStop Corp., 8.0000%, 10/1/12                                                                       1,956,360
Retail - Major Department Stores - 0.4%
        11,482,000  JC Penney Co., Inc., 5.6500%, 6/1/20                                                                  11,223,655
         7,759,000  Nordstrom, Inc., 6.7500%, 6/1/14                                                                       9,016,509
                                                                                                                          20,240,164
Retail - Regional Department Stores - 1.0%
         3,689,000  JC Penney Corp Inc., 9.0000%, 8/1/12                                                                   4,062,511
           816,000  JC Penney Corp Inc., 6.3750%, 10/15/36                                                                   771,120
         5,062,000  JC Penney Corp Inc., 7.4000%, 4/1/37                                                                   5,062,000
         4,300,000  JC Penney Corp., Inc., 6.8750%, 10/15/15                                                               4,568,750
         4,037,000  JC Penney Corp., Inc., 5.7500%, 2/15/18                                                                4,047,093
         5,783,000  Macy's Retail Holdings, Inc., 5.8750%, 1/15/13                                                         5,942,033
        11,959,000  Macy's Retail Holdings, Inc., 5.7500%, 7/15/14                                                        12,018,794
        11,656,000  Macy's Retail Holdings, Inc., 5.9000%, 12/1/16                                                        11,685,140
         5,471,000  Macy's Retail Holdings, Inc., 6.9000%, 4/1/29                                                          5,265,838

                                                                                                                          53,423,279
Retail - Restaurants - 0.4%
        12,675,000  Brinker International, 5.7500%, 6/1/14                                                                13,306,786
         8,025,000  Darden Restaurants Inc., 5.6250%, 10/15/12                                                             8,720,430
                                                                                                                          22,027,216
Savings/Loan/Thrifts - 0.1%
         5,616,000  Amsouth Bank/Birmingham AL, 4.8500%, 4/1/13                                                            5,561,446
Steel - Producers - 0.1%
         1,438,000  ArcelorMittal, 5.3750%, 6/1/13**                                                                       1,512,345
         1,200,000  ArcelorMittal, 9.0000%, 2/15/15**                                                                      1,411,748
                                                                                                                           2,924,093
Super-Regional Banks - 0.7%
         5,106,000  National City Corp., 6.8750%, 5/15/19                                                                  5,731,582
         3,492,000  PNC Funding Corp., 3.6250%, 2/8/15                                                                     3,594,508
         5,200,000  PNC Funding Corp., 5.1250%, 2/8/20                                                                     5,407,043
         7,700,000  PNC Preferred Funding Trust III, 8.7000%, 3/15/99 (144A)***,#                                          7,709,240
         3,507,000  Wells Fargo Capital, 3.6250%, 4/15/15                                                                  3,583,358
        12,643,000  Wells Fargo Capital, 7.7000%, 9/26/99***,#                                                            12,769,430
                                                                                                                          38,795,161
Telecommunication Services - 0.1%
         5,364,000  Virgin Media Secured Finance PLC, 6.5000%, 1/15/18 (144A) **                                           5,270,130
Telephone - Integrated - 0.9%
         3,380,000  Qwest Communications International, Inc., 7.5000%, 2/15/14                                             3,388,450
        21,760,000  Qwest Communications International, Inc., 7.1250%, 4/1/18 (144A)                                      21,705,600
        23,602,000  Sprint Capital Corp., 7.6250%, 1/30/11                                                                24,015,035
         1,455,000  Sprint Capital Corp., 8.3750%, 3/15/12                                                                 1,525,931
                                                                                                                          50,635,016
Television - 0.6%
           625,000  CBS Corp., 6.6250%, 5/15/11                                                                              651,415
         9,606,000  CBS Corp., 8.2000%, 5/15/14                                                                           11,324,706
        16,778,000  CBS Corp., 8.8750%, 5/15/19                                                                           21,108,703
                                                                                                                          33,084,824
Transportation - Railroad - 0.3%
         2,657,123  CSX Corp., 8.3750%, 10/15/14                                                                           3,141,808
         2,716,000  Kansas City Southern de Mexico S.A. de C.V., 7.6250%, 12/1/13                                          2,770,320
         9,582,000  Kansas City Southern de Mexico S.A. de C.V., 8.0000%, 2/1/18 (144A)                                    9,917,370
         1,618,000  Kansas City Southern Railway, 13.0000%, 12/15/13                                                       1,941,600
                                                                                                                          17,771,098
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $1,582,204,392)                                                                            1,685,173,225
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.0%
Food - Miscellaneous/Diversified - 0.0%
                19  H.J. Heinz Finance Co., 8.0000% (144A) (cost $1,900,000)                                               2,030,625
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 12.8%
                  U.S. Treasury Notes/Bonds:
   $    14,394,000  1.1250%, 6/30/11                                                                                      14,498,025
        19,756,000  1.0000%, 10/31/11                                                                                     19,894,134
         3,417,000  1.0000%, 12/31/11                                                                                      3,441,961
        66,547,000  0.8750%, 1/31/12                                                                                      66,900,498
        51,749,000  1.3750%, 2/15/12                                                                                      52,456,512
        11,347,000  0.8750%, 2/29/12                                                                                      11,407,706
        10,559,000  1.3750%, 9/15/12                                                                                      10,719,856
         2,065,000  1.3750%, 1/15/13                                                                                       2,092,749
         1,480,000  1.7500%, 4/15/13                                                                                       1,513,640
        25,069,000  2.7500%, 10/31/13                                                                                     26,383,167
        15,740,000  1.7500%, 1/31/14                                                                                      15,993,320
        46,196,000  1.8750%, 2/28/14                                                                                      47,076,588
         3,734,000  2.6250%, 7/31/14                                                                                       3,901,739
         3,351,000  2.3750%, 8/31/14                                                                                       3,464,358
         3,411,000  2.3750%, 9/30/14                                                                                       3,523,191
           808,000  2.1250%, 11/30/14                                                                                        825,170
         5,676,000  2.6250%, 12/31/14                                                                                      5,911,906
        41,629,000  2.2500%, 1/31/15                                                                                      42,666,478
        51,057,000  2.3750%, 2/28/15                                                                                      52,620,876
        28,985,000  2.5000%, 3/31/15                                                                                      30,035,706
        42,731,000  2.5000%, 4/30/15                                                                                      44,249,959
         4,094,000  2.1250%, 5/31/15                                                                                       4,164,376
         2,256,000  3.3750%, 11/15/19                                                                                      2,336,546
       106,384,000  3.6250%, 2/15/20                                                                                     112,401,292
        20,385,000  3.5000%, 5/15/20                                                                                      21,334,126
        24,758,000  5.2500%, 2/15/29                                                                                      29,794,718
        24,222,000  4.3750%, 11/15/39                                                                                     26,148,400
        12,848,000  4.6250%, 2/15/40                                                                                      14,441,949
        21,154,000  4.3750%, 5/15/40                                                                                      22,879,320
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $671,980,119)                                                                      693,078,266
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 5.8%
       311,982,612  Janus Cash Liquidity Fund LLC, 0%, (cost $311,982,612)                                               311,982,612
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,238,132,631) - 100%                                                                  $5,404,334,902
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)
                                                                 % of Investment
Country                                             Value             Securities
--------------------------------------------------------------------------------
Australia                                         $ 21,176,051              0.4%
Belgium                                              9,157,149              0.2%
Bermuda                                             16,812,216              0.3%
Brazil                                              90,258,984              1.7%
Canada                                             187,073,081              3.5%
Cayman Islands                                      24,559,895              0.4%
Germany                                             41,119,645              0.8%
Hong Kong                                            2,387,405              0.0%
India                                               18,120,596              0.3%
Ireland                                             29,230,508              0.5%
Luxembourg                                          25,850,977              0.5%
Mexico                                              12,687,690              0.2%
Netherlands                                          5,157,966              0.1%
Switzerland                                        246,999,993              4.6%
United Kingdom                                     112,853,364              2.1%
United States ++                                 4,560,889,382             84.4%
--------------------------------------------------------------------------------
Total                                         $  5,404,334,902            100.0%

++ Includes Cash Equivalents (78.6% excluding Cash Equivalents)

Forward Currency Contracts, Open
As of June 30, 2010 (unaudited)

Currency Sold and Settlement Date           Currency Units Sold       Currency Value in       Unrealized Gain/Loss
                                                                            U.S.$
---------------------------------------------------------------------------------------------------------------------
Pound Sterling 7/29/2010                               15,110,000               22,572,140                 (544,782)
Pound Sterling 8/12/2010                                9,675,000               14,453,026                 (108,387)
Pound Sterling 8/5/2010                                 7,500,000               11,203,896                 (185,346)
Single European Currency 7/29/2010                              -                        -                        -
Single European Currency 8/5/2010                               -                        -                        -
Swiss Franc 7/29/2010                                  28,000,000               25,997,945               (1,598,774)
Swiss Franc 8/12/2010                                  23,900,000               22,197,358                 (656,317)
---------------------------------------------------------------------------------------------------------------------
Total                                                                           96,424,364               (3,093,606)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

ULC               Unlimited Liability Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***         Rate is subject to change. Rate shown reflects current rate.

# Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2010.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

--------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of June 30, 2010)
--------------------------------------------------------------------------------------------------------------------------------
                                                                       Level 2 - Other Significant      Level 3 - Significant
                                          Level 1 - Quoted Prices          Observable Inputs            Unobservable Inputs
================================================================================================================================
Investments in Securities:
Janus Balanced Fund
Aerospace and Defense                             $      47,687,427               $      24,454,474              $            -
Agricultural Chemicals                                            -                      57,283,431                           -
Casino Hotels                                                     -                      21,176,051                           -
Cellular Telecommunications                                       -                      18,777,620                           -
Commercial Banks                                                  -                      67,818,767                           -
Diversified Banking Institutions                        151,780,050                      58,701,731                           -
Diversified Operations                                   57,161,607                       2,387,405                           -
Food - Miscellaneous/Diversified                         35,840,746                      51,894,981                           -
Oil Companies - Integrated                               59,352,319                      50,211,272                           -
Soap and Cleaning Preparations                                    -                      34,983,378                           -
All Other                                             1,972,558,915                               -                           -

Corporate Bonds                                                   -                   1,685,173,225                           -

Preferred Stocks                                                  -                       2,030,625                           -

U.S. Treasury Notes/Bonds                                         -                     693,078,266                           -

Money Market                                                      -                     311,982,612                           -

Total Investments in Securities                   $   2,324,381,064               $   3,079,953,838              $            -
--------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Balanced Fund                               $               -               $      (3,093,606)             $             -
--------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                         $       485,029,603
--------------------------------------------------------------------------------

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.2%
Airlines - 5.3%
         3,233,180  Continental Airlines, Inc. - Class B*                                                            $   71,129,960
         6,380,812  UAL Corp.*,**                                                                                       131,189,495
                                                                                                                        202,319,455
Applications Software - 2.3%
         3,747,225  Microsoft Corp.                                                                                      86,223,647
Cellular Telecommunications - 2.9%
        25,889,830  Sprint Nextel Corp.*,**                                                                             109,772,879
Commercial Banks - 5.1%
         5,177,948  ICICI Bank, Ltd.                                                                                     94,960,187
         1,029,704  ICICI Bank, Ltd. (ADR)                                                                               37,213,503
         1,570,600  Sumitomo Mitsui Financial Group, Inc.                                                                44,346,644
           583,200  Sumitomo Mitsui Financial Group, Inc.*                                                               16,466,932
                                                                                                                        192,987,266
Computers - 0.5%
           165,155  International Business Machines Corp.                                                                20,393,339
Electric - Generation - 1.4%
        12,481,587  NTPC, Ltd.*                                                                                          53,379,101
Electric - Integrated - 1.2%
         1,289,219  E.ON A.G.                                                                                            34,701,314
         1,051,800  Light S.A.                                                                                           12,252,057
                                                                                                                         46,953,371
Electric - Transmission - 1.9%
        32,210,129  Power Grid Corp. of India, Ltd.*                                                                     71,796,443
Financial Guarantee Insurance - 3.2%
         5,801,900  Assured Guaranty, Ltd.                                                                               76,991,213
         6,094,940  Radian Group, Inc.                                                                                   44,127,366
                                                                                                                        121,118,579
Food - Dairy Products - 1.3%
           786,688  Nestle India, Ltd.                                                                                   48,405,727
Food - Miscellaneous/Diversified - 2.5%
         1,982,038  Nestle S.A.                                                                                          95,664,345
Food - Retail - 0.9%
         6,187,744  Tesco PLC                                                                                            34,835,217
Food - Wholesale/Distribution - 1.3%
         1,687,855  Sysco Corp.                                                                                          48,222,017
Forestry - 3.3%
         2,394,233  Plum Creek Timber Co., Inc. **                                                                       82,672,865
         1,142,535  Potlatch Corp.                                                                                       40,822,776
                                                                                                                        123,495,641
Gold Mining - 3.0%
         1,826,770  Newmont Mining Corp.                                                                                112,784,780
Medical - Drugs - 7.7%
         4,014,835  Bristol-Myers Squibb Co.                                                                            100,129,985
         6,036,005  Forest Laboratories, Inc.*                                                                          165,567,617
           304,510  Novo Nordisk A/S                                                                                     24,671,400
                                                                                                                        290,369,002
Medical - Generic Drugs - 8.0%
         8,162,645  Mylan, Inc.*,**                                                                                     139,091,472
         2,171,630  Perrigo Co.**                                                                                       128,278,184
           691,990  Teva Pharmaceutical S.P. (ADR)                                                                       35,976,560
                                                                                                                        303,346,216
Metal Processors and Fabricators - 1.1%
         6,906,937  Bharat Forge, Ltd.*                                                                                  42,683,441
Oil Companies - Exploration and Production - 2.2%
         5,680,470  Denbury Resources, Inc.*                                                                             83,162,081
Oil Companies - Integrated - 0.4%
         1,113,811  BG Group PLC                                                                                         16,485,617
Pharmacy Services - 1.1%
           853,130  Express Scripts, Inc. - Class A*                                                                     40,114,173
Pipelines - 7.7%
         3,991,035  Kinder Morgan Management LLC*,**                                                                    225,852,670
         1,085,015  Plains All American Pipeline L.P.                                                                    63,690,381
                                                                                                                        289,543,051
Real Estate Management/Services - 2.7%
         7,558,580  CB Richard Ellis Group, Inc. - Class A*,**                                                          102,872,274
Real Estate Operating/Development - 9.4%
         6,818,955  CapitaLand, Ltd.                                                                                     17,390,538
         2,710,775  DB Realty, Ltd. (144A)*                                                                              21,900,256
         3,382,514  DB Realty, Ltd.*                                                                                     27,327,211
        26,693,000  Hang Lung Properties, Ltd.                                                                          102,385,804
         8,133,957  St. Joe Co. *, **,***                                                                               188,382,445
                                                                                                                        357,386,254
REIT - Mortgage - 0.1%
         2,117,228  Gramercy Capital Corp.*                                                                               2,667,707
REIT - Warehouse/Industrial - 1.7%
         6,290,065  ProLogis**                                                                                           63,718,358
Resorts and Theme Parks - 2.7%
         2,970,340  Vail Resorts, Inc. *,***                                                                            103,694,569
Retail - Major Department Stores - 0.9%
         3,697,469  Pantaloon Retail India, Ltd.                                                                         32,737,998
           382,259  Pantaloon Retail India, Ltd. - Class B                                                                2,344,856
                                                                                                                         35,082,854
Semiconductor Components/Integrated Circuits - 2.1%
         8,215,845  Taiwan Semiconductor Manufacturing Co., Ltd.                                                         80,186,647
Semiconductor Equipment - 1.0%
           935,690  Lam Research Corp.*                                                                                  35,612,361
Soap and Cleaning Preparations - 0.7%
           588,032  Reckitt Benckiser Group PLC                                                                          27,196,673
Steel - Producers - 6.4%
         7,090,612  Jindal Steel & Power, Ltd.*                                                                          94,417,613
         6,468,950  JSW Steel, Ltd.                                                                                     146,155,056
                                                                                                                        240,572,669
Transportation - Railroad - 1.5%
         1,109,245  CSX Corp.                                                                                            55,051,829
Water - 1.4%
         2,563,330  American Water Works Co., Inc.                                                                       52,804,598
Wireless Equipment - 3.3%
        19,100,520  Motorola, Inc.*                                                                                     124,535,390
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,834,756,462)                                                                              3,715,437,571
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.3%
            52,305  Delta Air Lines
                    expires September 2010
                    exercise price $14.00                                                                                 2,358,061
            12,739  Ford Motor Co.
                    expires September 2010
                    exercise price $14.00                                                                                   129,214
           130,819  Ford Motor Co.
                    expires September 2010
                    exercise price $14.00                                                                                 1,299,229
            12,262  Genzyme Corp.
                    expires July 2010
                    exercise price $57.50                                                                                    43,212
       830,551,310  Kospi 200 Index
                    expires December 2010
                    exercise price $228.50                                                                                6,362,023
            28,327  UAL Corp.
                    expires September 2010
                    exercise price $26.00                                                                                 1,736,369
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (Premiums paid $38,069,388)                                                              11,928,108
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 2.3%
             7,375  iShares Russell 2000(R) Index
                    expires June 2010
                    exercise price $66.00                                                                                 3,602,626
            36,874  iShares Russell 2000(R) Index
                    expires June 2010
                    exercise price $66.00                                                                                18,012,639
            13,303  S&P 500(R) Index
                    expires July 2010
                    exercise price $950.00                                                                               65,795,785
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $84,404,163)                                                                        87,411,050
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.0%
         38,849,000    Janus Cash Liquidity Fund LLC, 0% (cost $38,849,000)                                              38,849,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,996,079,013) - 101.8%                                                               $3,853,625,729
------------------------------------------------------------------------------------------------------------------------------------

Securities Sold Short - (1.8)%
Common Stock - (1.8)%
Schools - (1.8)%
           425,495  Apollo Group, Inc. - Class A*                                                                       (18,070,773)
           173,390  Bridgepoint Education, Inc.*                                                                         (2,741,295)
           746,230  Career Education Corp.*                                                                             (17,178,215)
         1,071,520  Corinthian Colleges, Inc.*                                                                          (10,554,472)
           218,530  ITT Educational Services, Inc.*                                                                     (18,142,361)
                                                                                                                        (66,687,116)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $72,855,755)                                                                      (66,687,116)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $3,923,223,258) - 100%                                       $3,786,938,613


              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                                 Value   % of Investment
                                                                     Securities
-------------------------------------------------------------------------------
Bermuda                                           $76,991,213              2.0%
Brazil                                             12,252,057              0.3%
Denmark                                            24,671,400              0.6%
Germany                                            34,701,314              0.9%
Hong Kong                                         102,385,804              2.7%
India                                             673,321,391             17.5%
Israel                                             35,976,560              0.9%
Japan                                              60,813,576              1.6%
Singapore                                          17,390,538              0.4%
Taiwan                                             95,664,345              2.5%
Switzerland                                        80,186,647              2.1%
United Kingdom                                     78,517,508              2.0%
United States++                                 2,560,753,376             66.5%
-------------------------------------------------------------------------------
Total                                          $3,853,625,729            100.0%

++Includes Cash Equivalents (65.5% excluding Cash Equivalents)



              Summary of Investments by Country - (Short Positions)
                            June 30, 2010 (unaudited)

Country                                                  Value   % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                     (66,687,116)            100.0%
--------------------------------------------------------------------------------
Total                                            $(66,687,116)            100.0%


Forward Currency Contracts,
Open as of June 30, 2010 (unaudited)

Currency Sold and Settlement Date                 Currency Units Sold       Currency Value in U.S.$        Unrealized Gain/Loss
---------------------------------------------------------------------------------------------------------------------------------
British Pound 7/29/10                                       9,100,000                $  13,594,075                $    (328,095)
British Pound 8/5/10                                       13,880,000                   20,734,677                     (214,418)
British Pound 8/12/10                                      29,986,500                   44,795,417                     (335,932)
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                                 $ 79,124,169                $    (878,445)

Schedule of Written Options - Calls                                                 Value
------------------------------------------------------------------------------------------------
                                       Mylan, Inc. **
                                       expires August 2010
                                       23,776 contracts
                                       exercise price $20.00                    $     (251,721)

                                       Perrigo Co.**
                                       expires August 2010
                                       3,965 contracts
                                       exercise price $65.00                          (483,496)

                                       Sprint Nextel Corp.**
                                       expires August 2010
                                       129,449 contracts
                                       exercise price $5.00                         (1,869,774)

                                       UAL Corp.**
                                       expires August 2010
                                       8,306 contracts
                                       exercise price $28.00                          (126,577)
------------------------------------------------------------------------------------------------
Total Written Options - Calls          (Premiums received $4,392,152)           $   (2,731,568)

Schedule of Written Options - Puts                                                  Value
------------------------------------------------------------------------------------------------
                                       Bank of America Corp.
                                       expires January 2011
                                       16,570 contracts
                                       exercise price $15.00                   $    (3,707,069)

                                       Delta Air Lines, Inc.
                                       expires September 2010
                                       52,305 contracts
                                       exercise price $11.00                        (4,923,799)

                                       Genzyme Corp.
                                       expires July 2010
                                       18,394 contracts
                                       exercise price $47.50                          (648,609)

                                       S&P 500(R) Index
                                       expires July 2010
                                       195 contracts
                                       exercise price $950.00                          (87,620)

                                       S&P 500(R) Index
                                       expires July 2010
                                       11,628 contracts
                                       exercise price $950.00                       (5,224,866)

                                       UAL Corp.**
                                       expires September 2010
                                       28,327 contracts
                                       exercise price $15.00                        (1,874,177)

------------------------------------------------------------------------------------------------
Total Written Options - Puts           (Premiums received $35,404,971)          $  (16,466,140)
------------------------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2010


                                    Purchases                     Sales                 Realized         Dividend         Value
                            Shares          Cost          Shares          Cost         Gain/(Loss)        Income        at 6/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund
St. Joe Co.                     --         $    --         764,565    $ 27,941,661    $    (23,472)    $         --    $188,382,445

Vail Resorts, Inc.              --              --              --              --              --               --     103,694,569
------------------------------------------------------------------------------------------------------------------------------------
                                           $    --                    $ 27,941,661    $         --     $         --    $292,077,014
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See significant Accounting Policies for more information.

                                                                                   Level 2 -          Level 3 -
                                                                                    Other
                                                                                  Significant
                                                                                  Observable        Significant
Valuation Inputs Summary (as of June 30, 2010)       Level 1 - Quoted Prices        Inputs       Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Contrarian Fund
   Common Stock
   Commercial Banks                                 $                    --    $   192,987,266     $            --
   Electric - Generation                                                 --         53,379,101                  --
   Electric - Integrated                                         12,252,057         34,701,314                  --
   Electric - Transmission                                               --         71,796,443                  --
   Food - Dairy Products                                                 --         48,405,727                  --
   Food - Miscellaneous/Diversified                                      --         95,664,345                  --
   Food - Retail                                                         --         34,835,217                  --
   Medical - Drugs                                              265,697,602         24,671,400                  --
   Medical - Generic Drugs                                      267,369,656         35,976,560                  --
   Metal Processors and Fabricators                                      --         42,683,441                  --
   Oil Companies - Integrated                                            --         16,485,617                  --
   Real Estate Operating/Development                            188,382,445        169,003,809                  --
   Retail - Major Department Stores                                      --         35,082,854                  --
   Soap and Cleaning Preparations                                        --         27,196,673                  --
   Steel - Producers                                                     --        240,572,669                  --
   All Other                                                  1,858,293,375                 --                  --

   Money Market                                                          --         38,849,000                  --

   Total Investment in Securities                   $         2,591,995,135    $ 1,162,291,436     $            --
--------------------------------------------------------------------------------------------------------------------
   Investments in Purchased Options:
   Janus Contrarian Fund                            $                    --    $    99,339,158     $            --
--------------------------------------------------------------------------------------------------------------------
   Investments in Securities Sold Short:
   Janus Contrarian Fund                            $            66,687,116    $            --     $            --
--------------------------------------------------------------------------------------------------------------------
   Other Financial Instruments(a):
   Janus Contrarian Fund                            $                    --    $   (20,076,153)    $            --
--------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                            $   677,809,779
--------------------------------------------------------------------------------

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.6%
Advertising Sales - 1.4%
         1,278,427  Lamar Advertising Co. - Class A*                                                                  $   31,347,030
Aerospace and Defense - 1.6%
           782,390  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          16,391,071
           377,335  TransDigm Group, Inc.*                                                                                19,255,405
                                                                                                                          35,646,476
Agricultural Chemicals - 1.3%
           345,335  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                29,781,690
Airlines - 1.6%
         1,332,696  Ryanair Holdings PLC (ADR)*,**                                                                        36,102,735
Auction House - Art Dealer - 1.2%
         1,516,560  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         27,631,723
Commercial Services - 0.5%
           304,790  CoStar Group, Inc.*                                                                                   11,825,852
Commercial Services - Finance - 3.6%
           798,707  Global Payments, Inc.                                                                                 29,184,753
           422,557  Interactive Data Corp                                                                                 14,104,953
           411,733  Paychex, Inc.                                                                                         10,692,706
           906,190  Verisk Analytics, Inc.*                                                                               27,095,081
                                                                                                                          81,077,493
Computer Aided Design - 0.4%
           209,160  ANSYS, Inc.*                                                                                           8,485,621
Computer Services - 2.5%
           971,380  IHS, Inc. - Class A*                                                                                  56,748,020
Computers - 1.7%
           155,590  Apple, Inc.*                                                                                          39,135,553
Consulting Services - 1.0%
           967,237  Gartner, Inc.*                                                                                        22,488,260
Containers - Metal and Glass - 1.5%
           624,090  Ball Corp.                                                                                            32,970,675
Decision Support Software - 2.0%
         1,671,617  MSCI, Inc.*                                                                                           45,802,306
Diagnostic Equipment - 0.5%
           253,538  Gen-Probe, Inc.*                                                                                      11,515,696
Distribution/Wholesale - 4.4%
           624,620  Fastenal Co.                                                                                          31,349,678
        12,456,695  Li & Fung, Ltd.                                                                                       55,766,290
           126,060  W.W. Grainger, Inc.                                                                                   12,536,667
                                                                                                                          99,652,635
Educational Software - 0.7%
           436,915  Blackboard, Inc.*                                                                                     16,310,037
Electric Products - Miscellaneous - 1.0%
           516,284  AMETEK, Inc.                                                                                          20,728,803
Electronic Components - Miscellaneous - 2.4%
         2,736,358  Flextronics International, Ltd.*                                                                      15,323,605
         1,559,185  Tyco Electronics, Ltd. (U.S. Shares)                                                                  39,572,115
                                                                                                                          54,895,720

Electronic Components - Semiconductors - 1.4%
         7,605,916  ARM Holdings PLC                                                                                      31,464,420
Electronic Connectors - 2.0%
         1,159,250  Amphenol Corp. - Class A                                                                              45,535,340
Electronic Measuring Instruments - 2.3%
         1,861,751  Trimble Navigation, Ltd.*                                                                             52,129,028
Entertainment Software - 0.6%
           979,645  Electronic Arts, Inc.*                                                                                14,106,888
Fiduciary Banks - 0.7%
           325,445  Northern Trust Corp.                                                                                  15,198,282
Finance - Other Services - 0.6%
            48,285  CME Group, Inc.                                                                                       13,594,642
Hazardous Waste Disposal - 0.5%
           170,740  Stericycle, Inc.*                                                                                     11,197,129
Instruments - Controls - 0.8%
           162,355  Mettler-Toledo International, Inc.*                                                                   18,123,689
Instruments - Scientific - 1.9%
           858,791  Thermo Fisher Scientific, Inc.*                                                                       42,123,699
Internet Security - 1.4%
         2,265,745  Symantec Corp.*                                                                                       31,448,541
Investment Management and Advisory Services - 2.0%
           331,893  Eaton Vance Corp.                                                                                      9,163,566
         1,449,200  National Financial Partners Corp.*                                                                    14,158,684
           512,390  T. Rowe Price Group, Inc.                                                                             22,744,992
                                                                                                                          46,067,242
Machinery - General Industrial - 2.1%
           827,840  Roper Industries, Inc.                                                                                46,325,926
Medical - Biomedical and Genetic - 6.5%
         1,418,550  Celgene Corp.*,**                                                                                     72,090,710
           207,730  Genzyme Corp.*                                                                                        10,546,452
           547,177  Gilead Sciences, Inc.*                                                                                18,757,228
           312,125  Millipore Corp.*                                                                                      33,288,131
           330,390  Vertex Pharmaceuticals, Inc.*                                                                         10,869,831
                                                                                                                         145,552,352
Medical - Drugs - 1.7%
           123,470  Biovail, Corp.                                                                                         2,375,563
           265,145  Shire PLC (ADR)                                                                                       16,274,600
           367,991  Valeant Pharmaceuticals International*                                                                19,242,249
                                                                                                                          37,892,412
Medical Information Systems - 0.7%
           628,630  athenahealth, Inc.*                                                                                   16,426,102
Medical Instruments - 2.9%
         1,387,330  St. Jude Medical, Inc.*                                                                               50,068,739
           271,110  Techne Corp.                                                                                          15,575,270
                                                                                                                          65,644,009
Medical Products - 5.4%
           994,150  Covidien PLC (U.S. Shares)**                                                                          39,944,947
           476,930  Henry Schein, Inc.*                                                                                   26,183,457
         1,045,273  Varian Medical Systems, Inc.*                                                                         54,646,871
                                                                                                                         120,775,275
Metal Processors and Fabricators - 1.5%
           320,345  Precision Castparts Corp.                                                                             32,969,907
Networking Products - 1.0%
           987,355  Juniper Networks, Inc.*                                                                               22,531,441
Oil Companies - Exploration and Production - 2.5%
           162,035  EOG Resources, Inc.                                                                                   15,939,383
           930,414  Ultra Petroleum Corp. (U.S. Shares)*                                                                  41,170,819
                                                                                                                          57,110,202
Oil Field Machinery and Equipment - 1.3%
           943,945  Dresser-Rand Group, Inc.*                                                                             29,781,465
Pipelines - 2.2%
           666,057  Energy Transfer Equity LP                                                                             22,479,424
           496,293  Kinder Morgan Management LLC*                                                                         28,085,221
                                                                                                                          50,564,645
Printing - Commercial - 1.4%
           653,389  VistaPrint N.V. (U.S. Shares)*,**                                                                     31,029,444
Real Estate Management/Services - 0.6%
           212,336  Jones Lang LaSalle, Inc.                                                                              13,937,735
Reinsurance - 0.7%
           204,015  Berkshire Hathaway, Inc. - Class B*                                                                   16,257,955
Retail - Apparel and Shoe - 0.5%
         1,016,160  American Eagle Outfitters, Inc.                                                                       11,939,880
Retail - Automobile - 0.9%
           532,755  Copart, Inc.*                                                                                         19,077,957
Retail - Bedding - 0.6%
           356,198  Bed Bath & Beyond, Inc.*                                                                              13,207,822
Retail - Office Supplies - 0.7%
           816,827  Staples, Inc.                                                                                         15,560,554
Retail - Regional Department Stores - 0.7%
           345,455  Kohl's Corp.*                                                                                         16,409,113
Semiconductor Components/Integrated Circuits - 2.5%
        11,522,822  Atmel Corp.*                                                                                          55,309,546
Semiconductor Equipment - 1.6%
         1,325,685  KLA-Tencor Corp.                                                                                      36,960,098
Telecommunication Equipment - 0.5%
           453,431  CommScope, Inc.*                                                                                      10,778,055
Telecommunication Equipment - Fiber Optics - 0.7%
           923,300  Corning, Inc.                                                                                         14,911,295
Telecommunication Services - 1.5%
         1,273,619  Amdocs, Ltd. (U.S. Shares)*                                                                           34,196,670
Toys - 1.0%
         1,072,904  Mattel, Inc.                                                                                          22,702,649
Transactional Software - 1.2%
           760,161  Solera Holdings, Inc.                                                                                 27,517,828
Transportation - Railroad - 0.7%
           269,470  Canadian National Railway Co. (U.S. Shares)                                                           15,462,189
Transportation - Services - 2.2%
           562,730  C.H. Robinson Worldwide, Inc.                                                                         31,321,552
           548,995  Expeditors International of Washington, Inc.                                                          18,945,817
                                                                                                                          50,267,369
Transportation - Truck - 1.0%
           597,825  Landstar System, Inc.                                                                                 23,309,197
Vitamins and Nutrition Products - 0.8%
           380,809  Mead Johnson Nutrition Co. - Class A                                                                  19,086,147
Web Hosting/Design - 1.2%
           330,376  Equinix, Inc.*                                                                                        26,833,139
Wireless Equipment - 4.2%
         2,533,278  Crown Castle International Corp.*                                                                     94,389,938
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,944,234,112)                                                                               2,177,853,541
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.4%
        75,795,051  Janus Cash Liquidity Fund LLC, 0% (cost $75,795,051)                                                  75,795,051
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,020,029,163) - 100%                                                                  $2,253,648,592
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           55,766,291                2.5%
Brazil                                            16,391,070                0.7%
Canada                                           116,421,985                5.2%
Guernsey                                          34,196,670                1.5%
Ireland                                           76,047,682                3.4%
Jersey                                            16,274,600                0.7%
Netherlands                                       31,029,444                1.4%
Singapore                                         15,323,605                0.7%
Switzerland                                       39,572,115                1.7%
United Kingdom                                    31,464,420                1.4%
United States++                                1,821,160,710               80.8%
--------------------------------------------------------------------------------
Total                                         $2,253,648,592              100.0%

++Includes Cash Equivalents (77.4% excluding Cash Equivalents)


Forward Currency Contracts, Open

As of June 30, 2010 (unaudited)
Currency Sold and Settlement Date                       Currency Units Sold          Currency Value in         Unrealized Gain/Loss
                                                                                           U.S.$
------------------------------------------------------------------------------------------------------------------------------------
Euro 7/29/10                                                       9,200,000            $  11,250,195                  $     (9,101)
Euro 8/5/10                                                        7,600,000                9,293,966                        52,666
Euro 8/12/10                                                       9,591,250               11,729,468                       144,020
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                   $  32,273,629                  $    187,585


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

                                                                                 Level 2 - Other
                                                                                   Significant
                                                                                   Observable      Level 3 - Significant
Valuation Inputs Summary (as of June 30, 2010)      Level 1 - Quoted Prices          Inputs        Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
   Janus Enterprise Fund
   Common Stock
   Aerospace and Defense                              $         19,255,405       $   16,391,071       $           --
   Airlines                                                             --           36,102,735                   --
   Distribution/Wholesale                                       43,886,345           55,766,290                   --
   Electronic Components - Semiconductors                               --           31,464,420                   --
   Medical - Drugs                                              21,617,812           16,274,600                   --
   All Other                                                 1,937,094,863                   --                   --

   Money Market                                                         --           75,795,051                   --

   Total Investment in Securities                     $      2,021,854,425       $  231,794,167       $           --
------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):                       $                 --       $      187,585       $           --
------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Enterprise Fund                                           $   123,847,725
--------------------------------------------------------------------------------

Janus Forty Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.9%
Agricultural Chemicals - 0.8%
           218,940  Syngenta A.G.                                                                                     $   50,573,905
Applications Software - 0.2%
           137,447  Salesforce.com, Inc.*                                                                                 11,795,702
Automotive - Cars and Light Trucks - 2.1%
        12,783,955  Ford Motor Co.*                                                                                      128,862,266
Brewery - 5.1%
         6,335,886  Anheuser-Busch InBev N.V.                                                                            304,301,381
         1,579,816  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                    5,930
                                                                                                                         304,307,311
Cellular Telecommunications - 0.7%
           877,380  America Movil S.A.B. de C.V. - Series L (ADR)                                                         41,675,550
Chemicals - Diversified - 0.9%
         5,254,421  Israel Chemicals, Ltd.                                                                                54,828,978
Commercial Banks - 1.8%
         4,392,004  Standard Chartered PLC                                                                               106,605,470
Computers - 13.8%
         2,540,047  Apple, Inc.*                                                                                         638,898,021
         3,901,077  Research In Motion, Ltd. (U.S. Shares)*                                                              192,167,053
                                                                                                                         831,065,074
Cosmetics and Toiletries - 1.4%
         1,101,910  Colgate-Palmolive Co.                                                                                 86,786,432
Diversified Banking Institutions - 7.2%
        17,299,181  Bank of America Corp.                                                                                248,589,231
           457,040  Goldman Sachs Group, Inc.                                                                             59,995,641
         3,397,625  JPMorgan Chase & Co.                                                                                 124,387,051
                                                                                                                         432,971,923
Diversified Minerals - 0.5%
         1,163,849  Cia Vale do Rio Doce (ADR)                                                                            28,339,723
Electric Products - Miscellaneous - 0.8%
           672,027  LG Electronics, Inc.                                                                                  51,325,468
Electronic Components - Miscellaneous - 1.9%
         4,613,865  Tyco Electronics, Ltd. (U.S. Shares)                                                                 117,099,894
Electronic Connectors - 1.0%
         1,504,485  Amphenol Corp. - Class A                                                                              59,096,171
Enterprise Software/Services - 3.9%
        10,913,358  Oracle Corp.                                                                                         234,200,663
Finance - Investment Bankers/Brokers - 2.0%
         8,383,221  Charles Schwab Corp.                                                                                 118,874,074
Finance - Other Services - 2.1%
           438,826  CME Group, Inc.                                                                                      123,551,460
Life and Health Insurance - 1.9%
        15,160,909  Prudential PLC                                                                                       113,617,219
Medical - Biomedical and Genetic - 10.2%
         6,534,544  Celgene Corp.*                                                                                       332,085,525
         7,017,249  Gilead Sciences, Inc.*                                                                               240,551,295
         1,201,985  Vertex Pharmaceuticals, Inc.*                                                                         39,545,307
                                                                                                                         612,182,127
Medical Instruments - 2.2%
           414,136  Intuitive Surgical, Inc.*                                                                            130,709,604
Multi-Line Insurance - 1.8%
         2,063,180  ACE, Ltd. (U.S. Shares)                                                                              106,212,506
Multimedia - 3.1%
        15,841,510  News Corp. - Class A                                                                                 189,464,460
Networking Products - 6.1%
        17,198,977  Cisco Systems, Inc.*                                                                                 366,510,200
Oil Companies - Integrated - 2.6%
         3,545,643  BG Group PLC                                                                                          52,479,383
         3,068,495  Petroleo Brasileiro S.A. (ADR)                                                                       105,310,748
                                                                                                                         157,790,131
Optical Supplies - 1.8%
           713,663  Alcon, Inc. (U.S. Shares)                                                                            105,757,720
Real Estate Operating/Development - 0.8%
        12,830,000  Hang Lung Properties, Ltd.                                                                            49,211,773
Retail - Apparel and Shoe - 2.1%
         5,650,005  Limited Brands, Inc.                                                                                 124,695,610
Retail - Drug Store - 2.4%
         4,860,143  CVS Caremark Corp.                                                                                   142,499,393
Soap and Cleaning Preparations - 0.9%
         1,188,804  Reckitt Benckiser Group PLC                                                                           54,982,575
Transportation - Services - 1.3%
         1,364,880  United Parcel Service, Inc. - Class B                                                                 77,648,023
Web Portals/Internet Service Providers - 7.2%
           563,093  Google, Inc. - Class A*                                                                              250,548,231
        13,232,970  Yahoo!, Inc.*                                                                                        183,011,975
                                                                                                                         433,560,206
Wireless Equipment - 2.3%
         3,711,260  Crown Castle International Corp.*                                                                    138,281,548
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,090,701,825)                                                                               5,585,083,159
------------------------------------------------------------------------------------------------------------------------------------
Purchased Option - Put - 0%
       111,487,398  EUR/USD Spot Exchange Rate
                    expires August 2010
                    exercise price $1.18 (premiums paid $3,317,086)                                                          862,199
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 7.1%
       430,021,126  Janus Cash Liquidity Fund LLC, 0% (cost $430,021,126)                                                430,021,126
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,524,040,037) - 100%                                                                  $6,015,966,484
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                            June 30, 2010 (unaudited)

                                                                 % of Investment
Country                                            Value            Securities
--------------------------------------------------------------------------------
Belgium                                       $  304,307,311                5.1%
Brazil                                           133,650,472                2.2%
Canada                                           192,167,053                3.2%
Hong Kong                                         49,211,773                0.8%
Israel                                            54,828,978                0.9%
Mexico                                            41,675,550                0.7%
South Korea                                       51,325,468                0.9%
Switzerland                                      379,644,025                6.3%
United Kingdom                                   327,684,646                5.4%
United States++                                4,481,471,208               74.5%
--------------------------------------------------------------------------------
Total                                         $6,015,966,484              100.0%

++Includes Cash Equivalents (67.4% excluding Cash Equivalents).

                                                                      Value
--------------------------------------------------------------------------------
Schedule of Written Options - Calls
                                    Apple, Inc.
                                       expires January 2011
                                       2,540 contracts
                                       exercise price $288.00**    $ (4,447,890)

                                    Bank of America Corp.
                                       expires January 2011
                                       12,299 contracts
                                       exercise price $18.00**       (1,089,401)

                                    JPMorgan Chase & Co.
                                       expires January 2011
                                       3,397 contracts
                                       exercise price $46.00**         (309,654)


--------------------------------------------------------------------------------
Total Written Options - Calls
 (Premiums received $7,315,156)                                    $ (5,846,945)
--------------------------------------------------------------------------------


                                                                       Value
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
                                    Apple, Inc.
                                       expires January 2011
                                       2,540 contracts
                                       exercise price $192.00**    $ (2,639,663)

                                    Bank of America Corp.
                                       expires January 2011
                                       17,299 contracts
                                       exercise price $12.00**       (1,764,271)

                                    JPMorgan Chase & Co.
                                       expires January 2011
                                       3,397 contracts
                                       exercise price $31.00**         (835,341)


--------------------------------------------------------------------------------
Total Written Options - Puts
 (Premiums received $5,667,298)                                    $ (5,239,275)
--------------------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

                                                                               Level 2 - Other
                                                                                 Significant
                                                                                 Observable      Level 3 - Significant
Valuation Inputs Summary (as of June 30, 2010)      Level 1 - Quoted Prices        Inputs         Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Forty Fund
   Common Stock
   Agricultural Chemicals                           $                    --    $   50,573,905    $                    --
   Brewery                                                               --       304,307,311                         --
   Cellular Telecommunications                                           --        41,675,550                         --
   Chemicals - Diversified                                               --        54,828,978                         --
   Commercial Banks                                                      --       106,605,470                         --
   Diversified Minerals                                                  --        28,339,723                         --
   Electric Products - Miscellaneous                                     --        51,325,468                         --
   Life and Health Insurance                                             --       113,617,219                         --
   Oil Companies - Integrated                                            --       157,790,131                         --
   Real Estate Operating/Development                                     --        49,211,773                         --
   Soap and Cleaning Preparations                                        --        54,982,575                         --
All Other                                                     4,571,825,056                --                         --

   Money Market                                                          --       430,021,126                         --

   Total Investment in Securities                   $         4,571,825,056    $1,443,279,229    $                    --
------------------------------------------------------------------------------------------------------------------------
   Investments in Purchased Options:
   Janus Forty Fund                                 $                    --    $      862,199    $                    --
------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Forty Fund                                                 $   190,315,950
--------------------------------------------------------------------------------

Janus Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.7%
Aerospace and Defense - Equipment - 0.5%
           578,320  United Technologies Corp.                                                                        $   37,538,751
Agricultural Chemicals - 0.9%
           823,089  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               70,983,195
Applications Software - 0.7%
         2,185,543  Microsoft Corp.                                                                                      50,289,344
Beverages - Non-Alcoholic - 0.5%
         1,537,700  Coca-Cola Enterprises, Inc.                                                                          39,764,922
Beverages - Wine and Spirits - 1.1%
         5,360,598  Diageo PLC**                                                                                         83,984,143
Brewery - 5.4%
         8,553,367  Anheuser-Busch InBev N.V.**                                                                         410,803,065
        10,131,582  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                               38,031
                                                                                                                        410,841,096
Casino Hotels - 0.7%
         8,689,702  Crown, Ltd.**                                                                                        56,305,445
Commercial Banks - 0.8%
         3,219,800  ICICI Bank, Ltd.                                                                                     59,049,031
Commercial Services - Finance - 0.3%
           636,040  Global Payments, Inc.                                                                                23,240,902
Computers - 9.2%
         1,546,485  Apple, Inc.*,**                                                                                     388,987,371
         2,577,079  International Business Machines Corp.                                                               318,217,715
                                                                                                                        707,205,086
Cosmetics and Toiletries - 1.4%
         1,384,036  Colgate-Palmolive Co.                                                                               109,006,675
Diversified Banking Institutions - 3.6%
         4,871,886  Bank of America Corp.                                                                                70,009,002
           637,570  Goldman Sachs Group, Inc.                                                                            83,693,814
         2,561,355  JPMorgan Chase & Co.                                                                                 93,771,207
         1,169,940  Morgan Stanley                                                                                       27,154,307
                                                                                                                        274,628,330
Diversified Operations - 4.1%
         3,378,831  Danaher Corp.                                                                                       125,422,207
           988,021  Illinois Tool Works, Inc.                                                                            40,785,507
         4,158,961  Tyco International, Ltd. (U.S. Shares)                                                              146,520,196
                                                                                                                        312,727,910
E-Commerce/Services - 2.4%
         9,566,307  eBay, Inc.*                                                                                         187,595,280
Electric Products - Miscellaneous - 1.1%
         1,844,317  Emerson Electric Co.                                                                                 80,578,210
Electronic Components - Miscellaneous - 0.5%
         1,468,960  Tyco Electronics, Ltd. (U.S. Shares)                                                                 37,282,205
Electronic Components - Semiconductors - 1.1%
         3,469,387  Texas Instruments, Inc.                                                                              80,767,329
Electronic Connectors - 1.0%
         1,865,374  Amphenol Corp. - Class A                                                                             73,271,891
Enterprise Software/Services - 2.9%
        10,317,375  Oracle Corp.**                                                                                      221,410,868
Finance - Other Services - 0.7%
           199,525  CME Group, Inc.                                                                                      56,176,264
Food - Miscellaneous/Diversified - 0.3%
           664,640  General Mills, Inc.                                                                                  23,608,013
Food - Retail - 0.9%
        12,050,604  Tesco PLC**                                                                                          67,841,431
Gold Mining - 2.0%
           587,825  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                               35,728,004
         1,841,815  Newmont Mining Corp.                                                                                113,713,658
                                                                                                                        149,441,662
Industrial Gases - 1.3%
         1,329,750  Praxair, Inc.                                                                                       101,047,703
Investment Management and Advisory Services - 1.1%
         1,908,491  T. Rowe Price Group, Inc.                                                                            84,717,915
Life and Health Insurance - 0.4%
         4,175,278  Prudential PLC**                                                                                     31,289,910
Medical - Biomedical and Genetic - 5.4%
         5,366,612  Celgene Corp.*                                                                                      272,731,221
           904,280  Genzyme Corp.*                                                                                       45,910,296
         2,836,650  Gilead Sciences, Inc.*                                                                               97,240,362
                                                                                                                        415,881,879
Medical - Drugs - 2.9%
         1,342,895  Abbott Laboratories                                                                                  62,820,628
         6,334,440  Bristol-Myers Squibb Co.                                                                            157,980,934
                                                                                                                        220,801,562
Medical Instruments - 0.7%
         1,502,923  St. Jude Medical, Inc.*                                                                              54,240,491
Medical Products - 2.6%
           102,875  Baxter International, Inc.                                                                            4,180,840
         4,855,880  Covidien PLC (U.S. Shares)**                                                                        195,109,258
                                                                                                                        199,290,098
Metal Processors and Fabricators - 1.2%
           922,505  Precision Castparts Corp.                                                                            94,944,215
Multi-Line Insurance - 0.6%
           854,984  ACE, Ltd. (U.S. Shares)                                                                              44,014,576
Multimedia - 0.8%
         1,833,960  Walt Disney Co.                                                                                      57,769,740
Networking Products - 4.7%
        16,945,165  Cisco Systems, Inc.*,**                                                                             361,101,466
Oil Companies - Exploration and Production - 7.2%
           842,600  Apache Corp.                                                                                         70,938,494
         2,048,086  EOG Resources, Inc.**                                                                               201,470,220
         3,596,762  Occidental Petroleum Corp.                                                                          277,490,187
                                                                                                                        549,898,901
Oil Companies - Integrated - 1.0%
         2,471,264  BG Group PLC**                                                                                       36,577,402
         1,308,071  Petroleo Brasileiro S.A. (U.S. Shares)                                                               38,980,516
                                                                                                                         75,557,918
Pharmacy Services - 0.4%
           551,890  Medco Health Solutions, Inc.*                                                                        30,398,101
Retail - Apparel and Shoe - 0.8%
         2,740,275  Limited Brands, Inc.                                                                                 60,477,869
Retail - Building Products - 1.2%
         3,243,112  Home Depot, Inc.**                                                                                   91,034,154
Retail - Drug Store - 1.0%
         2,727,570  Walgreen Co.                                                                                         72,826,119
Retail - Regional Department Stores - 0.6%
           946,225  Kohl's Corp.*                                                                                        44,945,688
Retail - Restaurants - 0.9%
         1,084,498  McDonald's Corp.                                                                                     71,435,883
Semiconductor Components/Integrated Circuits - 2.5%
         7,615,938  Marvell Technology Group, Ltd.*                                                                     120,027,183
        40,211,539  Taiwan Semiconductor Manufacturing Co., Ltd.                                                         75,234,907
                                                                                                                        195,262,090
Steel - Producers - 0.9%
         1,780,380  Nucor Corp.                                                                                          68,152,946
Telecommunication Equipment - Fiber Optics - 0.7%
         3,536,592  Corning, Inc.                                                                                        57,115,961
Television - 0.9%
         5,543,835  CBS Corp. - Class B                                                                                  71,681,787
Tobacco - 1.0%
         1,755,390  Philip Morris International, Inc.                                                                    80,467,078
Transportation - Railroad - 1.3%
         1,679,000  Canadian National Railway Co. (U.S. Shares)                                                          96,341,020
Transportation - Services - 2.0%
         1,188,680  C.H. Robinson Worldwide, Inc.                                                                        66,161,929
         1,600,896  Expeditors International of Washington, Inc.                                                         55,246,921
           588,299  United Parcel Service, Inc. - Class B                                                                33,468,330
                                                                                                                        154,877,180
Web Portals/Internet Service Providers - 3.5%
           355,350  Google, Inc. - Class A*                                                                             158,112,982
         7,989,489  Yahoo!, Inc.*                                                                                       110,494,633
                                                                                                                        268,607,615
Wireless Equipment - 4.9%
         9,278,127  Crown Castle International Corp.*,**                                                                345,703,012
         4,775,400  Motorola, Inc.*                                                                                      31,135,608
                                                                                                                        376,838,620
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,472,332,177)                                                                              7,244,556,468
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 6.4%
       492,894,887  Janus Cash Liquidity Fund LLC, 0% (cost $492,894,887)                                               492,894,887
------------------------------------------------------------------------------------------------------------------------------------
Security Sold Short - (1.1)%
Mortgage Backed Security - (1.1)%
Growth - Large Cap - (1.1)%
        (1,964,000) PowerShares QQQ Trust (ETF) (proceeds $90,498,005)                                               $  (83,882,440)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,874,729,059) - 100%                                                                 $7,653,568,915
------------------------------------------------------------------------------------------------------------------------------------


              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                     $   56,305,444                0.7%
Belgium                                          410,841,096                5.3%
Bermuda                                          120,027,183                1.6%
Brazil                                            38,980,516                0.5%
Canada                                           203,052,219                2.6%
India                                             59,049,030                0.8%
Ireland                                          195,109,258                2.5%
Switzerland                                      227,816,977                3.0%
Taiwan                                            75,234,907                1.0%
United Kingdom                                   219,692,887                2.8%
United States++                                6,131,341,838               79.2%
--------------------------------------------------------------------------------
Total                                         $7,737,451,355              100.0%

++    Includes Cash Equivalents (72.9% excluding Cash Equivalents)


              Summary of Investments by Country - (Short Positions)
                            June 30, 2010 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
United States                                 $  (83,882,440)             100.0%
--------------------------------------------------------------------------------
Total                                         $  (83,882,440)             100.0%

Forward Currency Contracts, Open
June 30, 2010 (unaudited)

Currency Sold and Settlement Date             Currency Units Sold       Currency Value in U.S.$     Unrealized Gain/Loss
-----------------------------------------------------------------------------------------------------------------------------
Australian Dollar 7/29/2010                           $   8,829,000               $   7,403,320            $   29,815
Australian Dollar 8/12/2010                               4,480,000                   3,750,523               186,949
Australian Dollar 8/5/2010                               10,959,000                   9,181,880               (42,732)
Pound Sterling 7/29/2010                                 40,460,000                  60,441,349            (1,458,760)
Pound Sterling 8/12/2010                                 34,259,000                  51,177,903              (383,796)
Pound Sterling 8/5/2010                                  26,580,000                  39,706,607              (656,866)
Euro 7/29/2010                                           99,140,000                 121,233,084               344,281
Euro 8/12/2010                                           52,960,000                  64,766,595               795,237
Euro 8/5/2010                                            64,700,000                  79,121,003               448,352
-----------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 342,367,000               $ 436,782,264            $ (737,520)

Schedule of Written Options - Calls                                             Value
-----------------------------------------------------------------------------------------
                                     Apple, Inc.
                                     expires January 2011
                                     3,454 contracts
                                     exercise price $340.00                   (2,239,085)

                                     Cisco Systems, Inc.
                                     expires January 2011
                                     35,830 contracts
                                     exercise price $28.00                      (963,057)

                                     EOG Resources, Inc.
                                     expires January 2011
                                     6,279 contracts
                                     exercise price $120.00                   (2,731,656)

                                     Home Depot, Inc.
                                     expires January 2011
                                     12,314 contracts
                                     exercise price $41.00                       (82,495)

                                     Oracle Corp.
                                     expires January 2011
                                     28,173 contracts
                                     exercise price $25.00                    (1,854,693)
-----------------------------------------------------------------------------------------
Total Written Options - Calls        (Premiums received $14,215,154)          (7,870,986)
-----------------------------------------------------------------------------------------
Schedule of Written Options - Puts                                              Value
-----------------------------------------------------------------------------------------
                                     Apple, Inc.
                                     expires January 2011
                                     3,454 contracts
                                     exercise price $170.00                   (2,182,218)

                                     Cisco Systems, Inc.
                                     expires January 2011
                                     35,830 contracts
                                     exercise price $19.00                    (4,615,291)

                                     EOG Resources, Inc.
                                     expires January 2011
                                     6,279 contracts
                                     exercise price $75.00                    (3,136,332)

                                     Home Depot, Inc.
                                     expires January 2011
                                     12,314 contracts
                                     exercise price $26.00                    (2,657,367)

                                     Oracle Corp.
                                     expires January 2011
                                     28,173 contracts
                                     exercise price $18.00                    (2,626,267)
-----------------------------------------------------------------------------------------
Total Written Options - Puts         (Premiums received $14,510,321)         (15,217,475)
-----------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ETF               Exchange-Traded Fund

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*                 Non-income producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2010)

                                                                              Level 2 - Other
                                                                              Significant           Level 3 - Significant
                                                   Level 1 - Quoted Prices    Observable Inputs     Unobservable Inputs
--------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Fund
Common Stock
Beverages - Wine and Spirits                       $                    --     $    83,984,143                    $   --
Brewery                                                                 --         410,841,096                        --
Casino Hotels                                                           --          56,305,445                        --
Commercial Banks                                                        --          59,049,031                        --
Food - Retail                                                           --          67,841,431                        --
Life and Health Insurance                                               --          31,289,910                        --
Oil Companies - Integrated                                              --          75,557,918                        --
Semiconductor Components/Integrated Circuits                   120,027,183          75,234,907                        --
All Other                                                    6,264,425,404                  --                        --

Money Market                                                            --         492,894,887                        --
Total Investments in Securities                    $         6,384,452,587     $ 1,352,998,768                    $   --

Investments in Securities Sold Short:

Janus Fund                                         $           (83,882,440)    $            --                    $   --

Other Financial Instruments(a):

Janus Fund                                         $           (23,088,461)    $      (737,520)                   $   --
--------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                       $ 1,600,438,607

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100.2%
Agricultural Chemicals - 0.6%
            44,636  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                             $  3,849,409
Chemicals - Diversified - 0.7%
            79,569  Bayer A.G.**                                                                                          4,439,025
Dialysis Centers - 1.2%
           115,085  DaVita, Inc.*                                                                                         7,185,907
Heart Monitors - 1.8%
           155,875  HeartWare International, Inc.*                                                                       10,922,161
Instruments - Scientific - 1.7%
           208,282  Thermo Fisher Scientific, Inc.*                                                                      10,216,232
Life and Health Insurance - 0.5%
            93,745  OdontoPrev S.A.**                                                                                     3,267,698
Medical - Biomedical and Genetic - 28.5%
            59,335  Abraxis BioScience*                                                                                   4,402,657
           323,723  Acorda Therapeutics, Inc.*                                                                           10,071,023
           373,692  Alexion Pharmaceuticals, Inc.*                                                                       19,129,293
           196,155  AMAG Pharmaceuticals, Inc.*                                                                           6,737,924
           120,575  Amgen, Inc.*                                                                                          6,342,245
           304,870  Amylin Pharmaceuticals, Inc.*                                                                         5,731,556
           542,450  Arena Pharmaceuticals, Inc.*                                                                          1,665,322
           336,605  Aveo Pharmaceuticals, Inc.*                                                                           2,379,797
           394,663  Celgene Corp.*,**                                                                                    20,056,774
           185,110  Dendreon Corp.*                                                                                       5,984,606
         1,271,821  Fibrogen, Inc. - Private Placement*,@,#                                                               5,786,786
           190,910  Genmab A/S*,**                                                                                        1,352,355
           398,346  Genzyme Corp.*                                                                                       20,224,026
           586,712  Gilead Sciences, Inc. *,**                                                                           20,112,487
           343,185  Human Genome Sciences, Inc.*                                                                          7,776,572
           778,887  Incyte Corp., Ltd.*                                                                                   8,622,279
           259,913  Myriad Genetics, Inc.*                                                                                3,885,699
           215,856  United Therapeutics Corp.*                                                                           10,535,931
           343,655  Vertex Pharmaceuticals, Inc.*                                                                        11,306,250
                                                                                                                        172,103,582
Medical - Drugs - 31.5%
           373,287  Abbott Laboratories                                                                                  17,462,366
         1,074,256  Achillion Pharmaceuticals, Inc.*                                                                      2,363,363
           202,183  Auxilium Pharmaceuticals, Inc.*                                                                       4,751,301
           305,859  Biovail Corp.                                                                                         5,884,727
           536,548  Bristol-Myers Squibb Co.                                                                             13,381,507
           476,964  Forest Laboratories, Inc.*                                                                           13,083,123
           543,012  GlaxoSmithKline PLC (ADR)**                                                                          18,467,838
           660,065  King Pharmaceuticals, Inc.*                                                                           5,009,893
           570,566  Merck & Co., Inc.                                                                                    19,952,693
           278,161  Novartis A.G.**                                                                                      13,499,766
            77,999  Novo Nordisk A/S**                                                                                    6,292,823
           793,689  Pfizer, Inc.                                                                                         11,318,005
           155,864  Roche Holding A.G.**                                                                                 21,410,760
           235,375  Salix Pharmaceuticals Ltd.*                                                                           9,186,686
            96,332  Sanofi-Aventis S.A.**                                                                                 5,808,401
           470,245  Savient Pharmaceuticals, Inc.*                                                                        5,925,087
           137,151  Shire PLC (ADR)**                                                                                     8,418,328
           154,215  Valeant Pharmaceuticals International*                                                                8,063,902
                                                                                                                        190,280,569
Medical - Generic Drugs - 4.0%
         8,364,183  Mediquest Therapeutics - Private Placement*,@,#,***                                                   2,509,255
           507,465  Mylan, Inc.*                                                                                          8,647,204
           158,283  Pharmstandard (GDR) (144A) *,**                                                                       3,452,878
           185,551  Teva Pharmaceutical S.P. (ADR)                                                                        9,646,796
                                                                                                                         24,256,133
Medical - HMO - 1.8%
           383,026  UnitedHealth Group, Inc.                                                                             10,877,938
Medical Information Systems - 1.3%
           291,486  athenahealth, Inc.*                                                                                   7,616,529
Medical Instruments - 4.1%
           348,045  Conceptus, Inc.*                                                                                      5,422,541
           776,447  Lifesync Holdings, Inc.*,@,#,***                                                                        892,914
           114,597  Medtronic, Inc.                                                                                       4,156,433
           388,425  St. Jude Medical, Inc.*                                                                              14,018,259
                                                                                                                         24,490,147
Medical Products - 11.7%
           221,224  Baxter International, Inc.                                                                            8,990,543
            80,020  Becton, Dickinson and Co.                                                                             5,410,952
           176,950  Carefusion Corp.*                                                                                     4,016,765
           319,307  Covidien PLC (U.S. Shares)**                                                                         12,829,756
           111,210  Henry Schein, Inc.*                                                                                   6,105,429
           228,366  Johnson & Johnson                                                                                    13,487,297
           181,622  Stryker Corp.                                                                                         9,091,997
           203,540  Varian Medical Systems, Inc.*                                                                        10,641,071
                                                                                                                         70,573,810
Optical Supplies - 1.5%
            60,849  Alcon, Inc. (U.S. Shares)**                                                                           9,017,213
Pharmacy Services - 2.7%
           210,705  Express Scripts, Inc. - Class A*                                                                      9,907,349
           111,165  Medco Health Solutions, Inc.*                                                                         6,122,968
                                                                                                                         16,030,317
Physical Practice Management - 0.8%
            89,773  Mednax, Inc.*                                                                                         4,992,277
Retail - Drug Store - 3.1%
           407,075  CVS Caremark Corp.**                                                                                 11,935,439
           250,245  Walgreen Co.                                                                                          6,681,542
                                                                                                                         18,616,981
Soap and Cleaning Preparations - 0.9%
           116,030  Reckitt Benckiser Group PLC**                                                                         5,366,426
Therapeutics - 1.8%
           740,085  Allos Therapeutics, Inc.*                                                                             4,536,721
           154,763  Onyx Pharmaceuticals, Inc.*                                                                           3,341,333
           239,872  Theravance, Inc.*                                                                                     3,015,191
                                                                                                                         10,893,245
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $566,467,574)                                                                                  604,995,599
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.1%
Medical - Biomedical and Genetic - 0.3%
         5,192,551  Mediquest Therapeutics (Series A-1), 0%@,#                                                            1,557,765
Therapeutics - 0.8%
         2,919,304  Portola Pharmaceuticals, Inc., 0%@,#                                                                  4,846,045
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $7,265,869)                                                                                   6,403,810
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0%
           277,000  Janus Cash Liquidity Fund LLC, 0%, (cost $277,000)                                                      277,000
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Medical - Generic Drugs - 0%
         3,345,673  Mediquest Therapeutics, expires 6/15/11@,#                                                                    3
           803,980  Mediquest Therapeutics, expires 6/15/12@,#                                                                    1
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $94,066)                                                                                                     4
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $574,104,509) - 101.3%                                                                   $611,676,413
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.3)%
Medical - Drugs - (1.3)%
           146,245  Dr. Reddy's Laboratories, Ltd.                                                                       (4,511,658)
           102,556  UCB S.A.                                                                                             (3,212,608)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $5,808,829)                                                                        (7,724,266)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $568,295,680) - 100%                                           $603,952,147
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                                 Value    % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Brazil                                           $  3,267,698               0.5%
Canada                                              9,734,136               1.6%
Denmark                                             7,645,178               1.2%
France                                              5,808,401               0.9%
Germany                                             4,439,025               0.7%
Ireland                                            12,829,755               2.1%
Israel                                              9,646,796               1.6%
Jersey                                              8,418,328               1.4%
Russia                                              3,452,878               0.6%
Switzerland                                        43,927,739               7.2%
United Kingdom                                     23,834,264               3.9%
United States++                                   478,672,215              78.3%
--------------------------------------------------------------------------------
Total                                            $611,676,413             100.0%

++Includes Cash Equivalents (78.3% excluding Cash Equivalents)

              Summary of Investments by Country - (Short Positions)
                            June 30, 2010 (unaudited)

Country                                                 Value    % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                           $(3,212,608)             41.6%
India                                              (4,511,658)             58.4%
--------------------------------------------------------------------------------
Total                                             $(7,724,266)            100.0%

                                                                                                                      Value as a %
                                                             Acquisition          Acquisition                         of Investment
                                                                Date                  Cost               Value         Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                        12/28/04-11/8/05      $   5,786,786        $ 5,786,786          0.9%
Lifesync Holdings, Inc. - Private Placement               5/31/06 - 2/19/08         5,869,428            892,914          0.1%
Mediquest Therapeutics - expires 6/15/11                   5/11/06-6/15/06                  -                  3          0.0%
Mediquest Therapeutics - expires 6/15/12                   10/12/07-5/8/08             94,066                  1          0.0%
Mediquest Therapeutics - Private Placement                 5/11/06-6/15/06          5,018,510          2,509,255          0.4%
Mediquest Therapeutics - Private Placement, Series A-1, 0%     3/31/09              3,135,054          1,557,765          0.3%
Portola Pharmaceuticals, Inc. - Private Placement              7/3/08               4,130,815          4,846,045          0.8%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  $24,034,659        $15,592,769          2.5%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of June 30, 2010. The issuer incurs all registration costs.

Forward Currency Contracts, Open
As of June 30, 2010 (unaudited)
Currency Sold and                     Currency               Currency            Unrealized
Settlement Date                       Units Sold           Value in U.S.$        Gain/(Loss)
Brazilian Real 7/29/10                 1,820,000          $   1,003,763        $      (11,018)
British Pound 7/29/10                  4,400,000              6,572,959              (158,639)
British Pound 8/5/10                     750,000              1,120,389               (18,535)
British Pound 8/12/10                  3,622,000              5,410,735               (40,576)
Danish Krone 8/12/10                   9,500,000              1,560,019                24,133
Euro 7/29/10                             460,000                562,510                 1,597
Euro 8/5/10                            2,000,000              2,445,781                13,859
Euro 8/12/10                             568,000                694,627                 8,529
Russian Rouble 8/12/10                55,200,000              1,760,849                28,454
Swiss Franc 7/29/10                   11,350,000             10,538,453              (648,075)
Swiss Franc 8/12/10                   10,200,000              9,473,349              (280,102)
----------------------------------------------------------------------------------------------
Total                                                    $   41,143,434        $   (1,080,373)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Shares of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

# Schedule of Restricted and Illiquid Securities (as of June 30, 2010)

@ Schedule of Fair Valued Securities (as of June 30, 2010)

                                                                                   Value as a %
                                                                                   of Investment
                                                                      Value         Securities
----------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement                                $  5,786,786         0.9%
Lifesync Holdings, Inc. - Private Placement                            892,914         0.1%
Mediquest Therapeutics - expires 6/15/11                                     3         0.0%
Mediquest Therapeutics - expires 6/15/12                                     1         0.0%
Mediquest Therapeutics - Private Placement                           2,509,255         0.4%
Mediquest Therapeutics - Private Placement, Series A-1, 0%           1,557,765         0.3%
Portola Pharmaceuticals, Inc. - Private Placement                    4,846,045         0.8%
----------------------------------------------------------------------------------------------------
                                                                  $ 15,592,769         2.4%
----------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Funds' Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2010.

                                           Purchases                     Sales              Realized         Dividend       Value
                                     Shares           Cost       Shares       Cost         Gain/(Loss)        Income      at 6/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund
Lifesync Holdings, Inc. -
Private Placement                      -              $ -           -         $ -             $ -              $ -         892,914
Mediquest Therapeutics -
Private Placement                      -              $ -           -         $ -             $ -              $ -        2,509,255
                                   -------------------------------------------------------------------------------------------------
                                       -              $ -           -         $ -             $ -              $ -       $ 3,402,169
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

                                                                                    Level 2 - Other
                                                           Level 1 - Quoted           Significant           Level 3 - Significant
Valuation Inputs Summary (as of June 30, 2010)                  Prices             Observable Inputs         Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
   Investments in Securities:
   Janus Global Life Sciences Fund
   Common Stock
   Chemicals - Diversified                                 $             --         $      4,439,025       $                    --
   Medical - Biomedical and Genetic                             164,964,442                1,352,355                     5,786,786
   Medical - Drugs                                              116,382,653               73,897,916                            --
   Medical - Generic Drugs                                        8,647,204               13,099,674                     2,509,255
   Medical Instruments                                           23,597,231                       --                       892,914
   Soap and Cleaning Preparations                                        --                5,366,426                            --
   All Other                                                    184,059,718                       --                            --

   Money Market                                                          --                  277,000                            --
   Preferred Stock                                                       --                       --                     6,403,810
   Warrants                                                              --                       --                             4

   Total Investment in Securities                          $    497,651,248         $     98,432,396       $            15,592,769

   Investments in Securities Sold Short:
   Janus Global Life Sciences Fund                         $             --         $     (7,724,266)      $                    --

   Other Financial Instruments(a):
   Janus Global Life Sciences Fund                         $             --         $     (1,080,373)      $                    --
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Level 3 Valuation Reconciliation of assets as of the fiscal period ended June 30, 2010

                                                                                 Change in
                            Balance as of      Accrued                    Unrealized        Net       Transfers In
                             October 31,      Discount/    Realized      Appreciation/   Purchases/   and/or Out of   Balance as of
                                 2009         Premiums    Gain/(Loss)   (Depreciation)    (Sales)        Level 3      June 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Life
 Sciences Fund
   Medical - Biomedical
   and Genetic                $6,359,105    $       --    $       --      $ (572,319)    $       --     $       --      $5,786,786
   Medical - Generic Drugs     2,509,255            --            --              --             --             --       2,509,255
   Medical Instruments         1,692,654            --            --        (799,740)            --             --         892,914
Preferred Stock                1,557,765            --            --              --             --      4,846,045       6,403,810
   Warrants                            4            --            --              --             --             --               4
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                  $   133,535,666

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares                                                                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 81.2%
Agricultural Chemicals - 0.7%
           118,000  Nitto FC Co., Ltd.**                                                                                 $   603,726
Applications Software - 1.7%
            69,025  Microsoft Corp.                                                                                        1,588,265
Beverages - Non-Alcoholic - 1.6%
            28,460  Coca-Cola Co.                                                                                          1,426,415
Beverages - Wine and Spirits - 1.4%
            81,168  Diageo PLC                                                                                             1,271,654
Brewery - 1.1%
            23,785  Molson Coors Brewing Co. - Class B                                                                     1,007,533
Building - Residential and Commercial - 0.3%
            26,835  KB Home                                                                                                  295,185
Cellular Telecommunications - 6.0%
            13,444  SK Telecom Co., Ltd.                                                                                   1,761,033
         1,811,904  Vodafone Group PLC                                                                                     3,754,156
                                                                                                                           5,515,189
Commercial Services - Finance - 1.2%
            75,880  Western Union Co.                                                                                      1,131,371
E-Commerce/Services - 1.2%
            57,165  eBay, Inc.*                                                                                            1,121,006
Electric Products - Miscellaneous - 0.6%
            22,500  Icom, Inc.**                                                                                             513,901
Electronic Connectors - 1.8%
            18,400  Hirose Electric Co., Ltd.**                                                                            1,680,245
Electronic Measuring Instruments - 0.6%
            38,500  Cosel Co., Ltd.**                                                                                        589,995
Food - Catering - 4.5%
           319,529  Nissin Healthcare Food Service Co., Ltd.**                                                             4,162,495
Food - Miscellaneous/Diversified - 6.1%
           108,863  Nestle S.A.                                                                                            5,254,343
            12,009  Unilever N.V.                                                                                            327,390
                                                                                                                           5,581,733
Human Resources - 2.9%
             4,128  Pasona Group, Inc.**                                                                                   2,665,806
Insurance Brokers - 5.5%
           169,405  Willis Group Holdings, Ltd.                                                                            5,090,620
Internet Security - 1.7%
           112,070  Symantec Corp.*                                                                                        1,555,532
Medical - Biomedical and Genetic - 0.3%
            46,775  PDL BioPharma, Inc.                                                                                      262,876
Medical - Drugs - 7.4%
            56,270  Abbott Laboratories                                                                                    2,632,311
           111,694  GlaxoSmithKline PLC                                                                                    1,892,641
            47,567  Novartis A.G.                                                                                          2,308,531
                                                                                                                           6,833,483
Medical - HMO - 1.5%
            47,015  UnitedHealth Group, Inc.                                                                               1,335,226
Medical Instruments - 1.5%
            62,800  As One Corp.**                                                                                         1,077,739
             1,260  Medikit Co., Ltd.**                                                                                      312,247
                                                                                                                           1,389,986
Medical Products - 7.5%
            92,418  Covidien PLC (U.S. Shares)                                                                             3,713,354
            53,645  Johnson & Johnson                                                                                      3,168,274
                                                                                                                           6,881,628
Metal Products - Distributors - 0.5%
            82,400  Furusato Industries, Ltd.**                                                                              469,745
Metal Products - Fasteners - 0.7%
            64,600  Kitagawa Industries Co., Ltd.**                                                                          611,399
Miscellaneous Manufacturing - 0.3%
            30,200  Mirai Industry Co., Ltd.**                                                                               286,340
Oil Companies - Integrated - 5.4%
            10,790  BP PLC*                                                                                                  311,615
            48,195  Exxon Mobil Corp.                                                                                      2,750,489
            42,472  Total S.A.                                                                                             1,889,968
                                                                                                                           4,952,072
Property and Casualty Insurance - 3.6%
           554,400  NKSJ Holdings, Inc.**                                                                                  3,288,156
Protection - Safety - 1.0%
            40,900  Secom Joshinetsu Co., Ltd.**                                                                             937,192
Reinsurance - 0.9%
            10,805  Berkshire Hathaway, Inc. - Class B*                                                                      861,050
Retail - Apparel and Shoe - 0.7%
           114,151  Esprit Holdings, Ltd.                                                                                    615,635
Retail - Discount - 2.6%
            50,065  Wal-Mart Stores, Inc.                                                                                  2,406,625
Savings/Loan/Thrifts - 1.2%
            97,645  NewAlliance Bancshares, Inc.                                                                           1,094,600
Schools - 0.5%
           146,600  Shingakukai Co., Ltd.**                                                                                  431,274
Telephone - Integrated - 1.1%
            41,185  AT&T, Inc.                                                                                               996,265
Tobacco - 4.8%
            53,214  British American Tobacco PLC                                                                           1,684,782
            39,499  Imperial Tobacco Group PLC                                                                             1,101,173
            33,233  KT&G Corp.                                                                                             1,634,272
                                                                                                                           4,420,227
Wire and Cable Products - 0.4%
            30,500  HI-LEX Corp.**                                                                                           395,144
Wireless Equipment - 0.4%
            11,955  QUALCOMM, Inc.                                                                                           392,602
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $75,879,695)                                                                                     74,662,196
------------------------------------------------------------------------------------------------------------------------------------

Money Market - 18.8%
        17,238,082  Janus Cash Liquidity Fund LLC, 0%, (cost $17,238,082)                                                 17,238,082
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $93,117,777) - 100%                                                                        $91,900,278
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                         $   615,635                 0.7%
France                                            1,889,968                 2.1%
Ireland                                           8,803,976                 9.6%
Japan                                            18,025,404                19.6%
Netherlands                                       3,395,304                 3.7%
South Korea                                         327,390                 0.3%
Switzerland                                       7,562,874                 8.2%
United Kingdom                                   10,016,022                10.9%
United States++                                  41,263,705                44.9%
--------------------------------------------------------------------------------
Total                                           $91,900,278               100.0%

++Includes Cash Equivalents (26.1% excluding Cash Equivalents)

Forward Currency Contracts, Open
as of June 30, 2010 (unaudited)                     Currency             Currency              Unrealized
Currency Sold and Settlement Date                  Units Sold         Value in U.S. $          Gain/(Loss)
-------------------------------------------------------------------------------------------------------------
Japanese Yen 7/29/10                                576,000,000           $  6,519,243           $  (232,408)
Japanese Yen 8/12/10                                439,000,000              4,969,740              (159,677)
-------------------------------------------------------------------------------------------------------------
Total                                                                    $  11,488,983            $ (392,085)

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

Effective July 1, 2010, Janus Global Opportunities Fund changed its name to Perkins Global Value Fund.

The following is a summary of the inputs that were used to value the Fund's investments in securities as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary as of June 30, 2010
                                                                                  Level 2 - Other
                                                          Level 1 - Quoted          Significant        Level 3 - Significant
                                                               Prices            Observable Inputs      Unobservable Inputs
-----------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Opportunities Fund
Common Stock
Agricultural Chemicals                                                   -                603,726                        -
Beverages - Wine and Spirits                                             -              1,271,654                        -
Cellular Telecommunications                                              -              5,515,189                        -
Electric Products - Miscellaneous                                        -                513,901                        -
Electronic Connectors                                                    -              1,680,245                        -
Electronic Measuring Instruments                                         -                589,995                        -
Food - Catering                                                          -              4,162,495                        -
Food - Miscellaneous/Diversified                                         -              5,581,733                        -
Human Resources                                                          -              2,665,806                        -
Medical - Drugs                                                  2,632,311              4,201,172                        -
Medical Instruments                                                      -              1,389,986                        -
Metal Products - Distributors                                            -                469,745                        -
Metal Products - Fasteners                                               -                611,399                        -
Miscellaneous Manufacturing                                              -                286,340                        -
Oil Companies - Integrated                                       2,750,489              2,201,583                        -
Property and Casualty Insurance                                          -              3,288,156                        -
Protection - Safety                                                      -                937,192                        -
Retail - Apparel and Shoe                                                -                615,635                        -
Schools                                                                  -                431,274                        -
Tobacco                                                                  -              4,420,227                        -
Wire and Cable Products                                                  -                395,144                        -

All Other                                                       27,446,799                      -                        -

Money Market                                                                           17,238,082

Total Investment in Securities                                $ 32,829,599           $ 59,070,679                    $   -

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Global Opportunities Fund                               $          -           $   (392,085)                   $   -

(a)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                                 $     18,025,404

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.6%
Building - Mobile Home and Manufactured Homes - 0.1%
               645  Maisons France Confort                                                                              $     22,883
Building - Residential and Commercial - 1.0%
            40,600  MRV Engenharia e Participacoes S.A.                                                                      285,966
Building and Construction - Miscellaneous - 0.4%
             6,500  Multiplan Empreendimentos Imobiliarios S.A.                                                              118,906
Diversified Operations - 2.3%
            68,000  China Merchants Holdings International Co., Ltd.                                                         226,060
            87,000  Wharf Holdings, Ltd.                                                                                     421,173
                                                                                                                             647,233
Electric - Distribution - 0.4%
           128,101  Spark Infrastructure Group                                                                               122,792
Electric - Transmission - 0%
               108  Brookfield Infrastructure Partners L.P.                                                                    1,714
Energy - Alternate Sources - 0%
            12,676  Hong Kong Energy Holdings Ltd.*                                                                              935
Forestry - 1.6%
             2,680  Deltic Timber Corp.                                                                                      112,024
             3,960  Plum Creek Timber Co., Inc.                                                                              136,739
            14,295  Sino-Forest Corp.*                                                                                       203,216
                                                                                                                             451,979
Hotels and Motels - 0.1%
             3,200  Orient-Express Hotel, Ltd. - Class A*                                                                     23,680
Pipelines - 0.1%
             6,192  APA Group                                                                                                 18,633
Real Estate Management/Services - 6.0%
             8,330  Castellum A.B.                                                                                            75,596
            12,075  CB Richard Ellis Group, Inc. - Class A*                                                                  164,341
             1,341  Deutsche Euroshop A.G.*                                                                                   36,467
            12,365  E-House China Holdings, Ltd. (ADR)                                                                       183,126
            20,457  First Capital Realty, Inc.                                                                               261,599
             6,370  Jones Lang LaSalle, Inc.                                                                                 418,127
             2,700  LPS Brasil Consultoria de Imoveis S.A.                                                                    34,384
            36,000  Mitsubishi Estate Co., Ltd.                                                                              499,912
               331  Orco Property Group                                                                                        1,953
                                                                                                                           1,675,505
Real Estate Operating/Development - 19.1%
             4,365  Ablon Group                                                                                                4,141
            21,000  BR Properties S.A.                                                                                       149,543
            25,665  Brookefield Asset Management, Inc. - Class A (U.S. Shares)                                               580,542
           282,500  CapitaLand, Ltd.                                                                                         720,466
           110,725  China Resources Land, Ltd.                                                                               207,913
            47,600  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                        261,675
            11,843  DB Realty, Ltd.*                                                                                          95,679
             7,598  Forestar Group, Inc.*                                                                                    136,460
            32,921  GAGFAH S.A.                                                                                              236,527
           245,000  Hang Lung Properties, Ltd.                                                                               939,741
           725,395  HKC Holdings, Ltd.*                                                                                       48,652
            15,000  Hysan Development Co., Ltd.                                                                               42,180
            79,438  Indiabulls Real Estate Ltd.*                                                                             265,208
            24,000  Mitsui Fudosan Co., Ltd.                                                                                 335,586
           132,000  New World Development, Ltd.                                                                              213,249
             8,000  PDG Realty S.A. Empreendimentos e Participacoes                                                           67,564
            20,300  PDG Realty S.A. Empreendimentos e Participacoes, (144A)*                                                 171,445
            68,584  Phoenix Mills Ltd.*                                                                                      319,113
         1,204,000  Renhe Commercial Holdings Co., Ltd.                                                                      249,555
             2,470  St. Joe Co.*                                                                                              57,205
            22,000  Sun Hung Kai Properties, Ltd.                                                                            299,138
                                                                                                                           5,401,582
REIT - Apartments - 4.9%
            15,255  American Campus Communities                                                                              416,308
             6,000  Associated Estates Realty Corp.                                                                           77,700
             1,430  Boardwalk Real Estate Investment Trust                                                                    53,825
             5,980  BRE Properties, Inc. - Class A                                                                           220,841
             2,990  Camden Property Trust                                                                                    122,142
            22,000  Canadian Apartment Properties REIT                                                                       309,650
             1,200  Essex Property Trust, Inc.                                                                               117,048
             1,415  Home Properties, Inc.                                                                                     63,774
                                                                                                                           1,381,288
REIT - Diversified - 14.2%
             5,260  CapLease, Inc.                                                                                            24,249
             1,003  Corio N.V.                                                                                                48,715
             2,262  Corio N.V. (144A)*                                                                                       109,865
            64,636  Dexus Property Group                                                                                      41,604
             8,390  Digital Realty Trust, Inc.                                                                               483,935
            25,390  Duke Realty Corp.                                                                                        288,177
             8,440  DuPont Fabros Technology, Inc.                                                                           207,286
             6,620  Entertainment Properties Trust                                                                           252,023
             8,275  Eurocommercial Properties N.V.                                                                           264,249
            15,776  Goodman Group                                                                                              8,315
            25,136  Land Securities Group PLC                                                                                206,153
            31,466  Lexington Realty Trust                                                                                   189,111
             9,500  Liberty Property Trust                                                                                   274,075
           245,000  Mapletree Logistics Trust                                                                                145,486
           205,000  Mapletree Logistics Trust (144A)*                                                                        121,733
            11,200  Morguard Real Estate Trust Unit                                                                          138,908
               804  Segro PLC                                                                                                  3,028
            14,860  Shaftesbury PLC                                                                                           79,435
             4,204  Unibail-Rodamco                                                                                          682,227
             4,172  Vornado Realty Trust                                                                                     304,347
            11,000  Winthrop Realty Trust                                                                                    140,910
                                                                                                                           4,013,831
REIT - Health Care - 5.7%
            19,655  HCP, Inc.**                                                                                              633,874
            10,335  Heath Care REIT, Inc.                                                                                    435,310
            14,040  Omega Healthcare Investors, Inc.                                                                         279,817
             4,820  Ventas, Inc.                                                                                             226,299
                                                                                                                           1,575,300
REIT - Hotels - 3.2%
            30,415  Chatham Lodging Trust*,**                                                                                543,516
            75,265  FelCor Lodging Trust, Inc.*                                                                              375,572
               545  LaSalle Hotel Properties                                                                                  11,211
                                                                                                                             930,299
REIT - Mortgage - 2.1%
            16,930  Annaly Mortgage Management, Inc.                                                                         290,350
               380  Crystal River Capital, Inc.*                                                                                 220
            25,000  Cypress Sharpridge Investments, Inc.                                                                     316,499
             3,452  Gramercy Capital Corp.*                                                                                    4,350
               340  JER Investors Trust, Inc.*                                                                                    26
               640  Resource Capital Corp.                                                                                     3,635
                                                                                                                             615,080
REIT - Office Property - 9.7%
             8,070  Alexandria Real Estate Equities, Inc.                                                                    511,396
             6,255  Boston Properties, Inc.                                                                                  446,232
             6,220  Douglas Emmett, Inc.                                                                                      88,448
            75,356  Great Portland Estates PLC                                                                               322,077
             3,685  Highwoods Properties, Inc.                                                                               102,296
            28,855  Kilroy Realty Corp.                                                                                      857,858
            15,370  Piedmont Office Realty Trust, Inc.                                                                       287,880
                20  Tokyu REIT, Inc.                                                                                         103,893
                                                                                                                           2,720,080
REIT - Regional Malls - 6.3%
            17,130  CBL & Associates Properties, Inc.                                                                        213,097
             1,850  Feldman Mall Properties, Inc.*                                                                               144
             8,515  General Growth Properties, Inc.                                                                          112,909
            28,216  Macerich Co.**                                                                                         1,053,022
             4,432  Simon Property Group, Inc.**                                                                             357,884
                                                                                                                           1,737,056
REIT - Shopping Centers - 7.2%
             7,999  Acadia Realty Trust                                                                                      134,543
             5,100  Equity One, Inc.                                                                                          79,560
             4,100  Federal Realty Investment Trust                                                                          288,107
            24,783  Kimco Realty Corp.**                                                                                     333,084
             5,745  Kite Realty Group Trust                                                                                   24,014
            40,000  Link REIT                                                                                                 98,972
             5,145  Regency Centers Corp.                                                                                    176,988
             3,900  Tangar Factory Outlet Centers                                                                            161,382
             5,915  Weingarten Realty Investors                                                                              112,681
            58,948  Westfield Group                                                                                          599,808
                                                                                                                           2,009,139
REIT - Single Tenant - 0.7%
             6,630  Realty Income Corp.                                                                                      201,088
REIT - Storage - 1.5%
             6,765  Extra Space Storage, Inc.                                                                                 94,034
             1,000  Public Storage                                                                                            87,910
             7,215  Sovran Self Storage, Inc.                                                                                248,412
                                                                                                                             430,356
REIT - Warehouse/Industrial - 2.5%
             4,455  AMB Property Corp.                                                                                       105,628
             3,130  First Potomac Realty Trust                                                                                44,978
            51,952  ProLogis                                                                                                 526,274
                                                                                                                             676,880
Resorts and Theme Parks - 0.9%
             6,825  Vail Resorts, Inc.*                                                                                      238,261
Retail - Restaurants - 0.6%
             7,590  Whitbread PLC                                                                                            158,665
Transportation - Marine - 0.3%
             2,980  Alexander & Baldwin, Inc.                                                                                 88,744
Wireless Equipment - 0.7%
             5,200  Crown Castle International Corp.*                                                                        193,752
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $24,325,487)                                                                                     25,741,627
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.2%
REIT - Warehouse/Industrial - 0.2%
           $50,000  ProLogis, 2.2500%, 4/1/37 (cost $25,566)                                                                  47,063
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 2.8%
REIT - Office Property - 1.0%
             4,000  Kilroy Realty Corp.**                                                                                     95,125
             8,000  SL Green Realty Corp.                                                                                    189,920
                                                                                                                             285,045
REIT - Regional Malls - 1.8%
            10,200  CBL & Associates Properties, Inc.                                                                        217,158
            13,000  Glimcher Realty Trust                                                                                    280,150
                                                                                                                             497,308
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $764,625)                                                                                        782,353
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 0%
Real Estate Operating/Development - 0%
            65,945  HKC Holdings, Ltd.* - expires 6/9/11 (cost $0)                                                               703
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 5.4%
         1,527,527  Janus Cash Liquidity Fund LLC, 0% (cost $1,527,527)                                                    1,527,527
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $26,643,205) - 100.0%                                                                     $ 28,099,273
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                             Value        % of Investment
                                                                      Securities
Australia                                     $   791,152                   2.8%
Bermuda                                            74,748                   0.3%
Brazil                                          1,089,482                   3.9%
Canada                                          1,547,740                   5.5%
Cayman Islands                                    641,529                   2.3%
France                                            705,110                   2.5%
Germany                                            36,467                   0.1%
Guernsey                                            4,141                   0.0%
Hong Kong                                       2,240,513                   8.0%
India                                             680,001                   2.4%
Japan                                             939,391                   3.3%
Luxembourg                                        238,481                   0.8%
Netherlands                                       422,829                   1.5%
Singapore                                         987,685                   3.5%
Sweden                                             75,596                   0.3%
United Kingdom                                    769,358                   2.7%
United States++                                16,855,050                  60.0%
--------------------------------------------------------------------------------
Total                                         $28,099,273                 100.0%

++ Includes Cash Equivalents (54.6% excluding Cash Equivalents).

Schedule of Written Options - Calls                                     Value
--------------------------------------------------------------------------------
Kimco Realty Corp.
   expires July 2010
   180 contracts
   exercise price $17.50                                                $(20)
Simon Property Group
   expires July 2010
   40 contracts
   exercise price $100.00                                                (35)
--------------------------------------------------------------------------------
Total Written Options - Calls
      (Premiums received $9,700)                                        $(55)
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
      Avalon Communities, Inc.
         expires July 2010
         80 contracts
         exercise price $75.00                                        (2,256)
      Boston Properties, Inc.
         expires July 2010
         80 contracts
         exercise price $60.00                                        (3,716)
      Lennar Corp.
         expires August 2010
         250 contracts
         exercise price $12.00                                        (11,250)
      Macerich Co.
         expires September 2010
         200 contracts
         exercise price $25.00                                        (6,077)
      ProLogis
         expires July 2010
         200 contracts
         exercise price $10.00                                        (9,077)
      Simon Property Group, Inc.
         expires July 2010
         70 contracts
         exercise price $67.50                                        (1,766)
      Vornado Realty Trust
         expires September 2010
         75 contracts
         exercise price $50.00                                        (3,968)

--------------------------------------------------------------------------------
Total Written Options - Puts
      (Premiums received $93,125)                                   $(38,109)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depository Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange

*                 Non-income producing security

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2010)

                                              Level 1 - Quoted Prices      Level 2 - Other Significant       Level 3 - Significant
                                                                              Observable Instances            Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Real Estate Fund
Common Stock
Building - Mobile Home and Manufactured Homes    $               --         $                22,883        $                    --
Diversified Operations                                           --                         647,233                             --
Electric - Distribution                                          --                         122,792                             --
Energy - Alternate Sources                                       --                             935                             --
Pipelines                                                        --                          18,633                             --
Real Estate Management/Services                             878,451                         797,055                             --
Real Estate Operating/Development                         1,424,434                       3,977,149                             --
REIT - Diversified                                        2,303,021                       1,710,810                             --
REIT - Office Property                                    2,294,111                         425,970                             --
REIT - Shopping Centers                                   1,310,359                         698,780                             --
Retail - Restaurants                                             --                         158,665                             --
All Other                                                 8,950,346                              --                             --

Corporate Bond                                                   --                          47,063                             --

Preferred Stock                                                  --                         782,353                             --

Warrant                                                          --                             703                             --

Money Market                                                     --                       1,527,527                             --

Total Investments in Securities                  $       17,160,722         $            10,938,551        $                    --
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Global Real Estate Fund                    $          (38,054)        $                    --        $                    --

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Real Estate Fund                                      $ 3,814,779

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.9%
Aerospace and Defense - 1.4%
           618,385  BAE Systems PLC                                                                                     $  2,872,438
Aerospace and Defense - Equipment - 0.8%
            27,465  United Technologies Corp.                                                                              1,782,753
Agricultural Chemicals - 1.3%
            11,799  Syngenta A.G.                                                                                          2,725,502
Agricultural Operations - 0.8%
         1,734,000  Chaoda Modern Agriculture Holdings, Ltd.                                                               1,694,592
Airlines - 1.7%
           134,060  Ryanair Holdings PLC (ADR) *                                                                           3,631,685
Apparel Manufacturers - 0.8%
            46,805  Coach, Inc.                                                                                            1,710,723
Athletic Footwear - 0.9%
            29,035  NIKE, Inc. - Class B                                                                                   1,961,314
Auction House - Art Dealer - 0.9%
           108,161  Ritchie Bros Auctioneers, Inc.                                                                         1,969,520
Automotive - Cars and Light Trucks - 1.3%
           931,000  Isuzu Motors, Ltd.                                                                                     2,780,425
Beverages - Wine and Spirits - 0.7%
            90,443  Diageo PLC                                                                                             1,416,965
Brewery - 1.0%
            43,503  Anheuser-Busch InBev N.V.                                                                              2,089,372
            21,000  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                       79
                                                                                                                           2,089,451
Building - Residential and Commercial - 3.1%
           593,300  MRV Engenharia e Participacoes S.A.                                                                    4,178,910
             3,436  NVR, Inc. *                                                                                            2,250,683
                                                                                                                           6,429,593
Casino Hotels - 1.0%
           315,540  Crown, Ltd.                                                                                            2,044,560
Casino Services - 0.7%
            94,620  International Game Technology                                                                          1,485,534
Cellular Telecommunications - 1.4%
            31,270  America Movil S.A.B. de C.V. - Series L (ADR)                                                          1,485,325
           759,260  Vodafone Group PLC                                                                                     1,573,141
                                                                                                                           3,058,466
Chemicals - Diversified - 1.5%
           301,097  Israel Chemicals, Ltd.                                                                                 3,141,895
Commercial Banks - 1.5%
            79,841  ICICI Bank, Ltd.                                                                                       1,464,232
            72,720  Standard Chartered PLC                                                                                 1,765,105
                                                                                                                           3,229,337
Commercial Services - 2.3%
           206,277  Aggreko PLC                                                                                            4,305,716
            52,185  Live Nation, Inc. *                                                                                      545,333
                                                                                                                           4,851,049
Computer Services - 0.4%
            24,205  Accenture, Ltd. - Class A (U.S. Shares)                                                                  935,523
Computers - 2.3%
            15,399  Apple, Inc. *                                                                                          3,873,311
            19,331  Research In Motion, Ltd. (U.S. Shares) *                                                                 952,245
                                                                                                                           4,825,556
Computers - Peripheral Equipment - 0.4%
            65,414  Logitech International S.A. *                                                                            888,729
Consulting Services - 0.8%
            70,550  Gartner, Inc. *                                                                                        1,640,288
Consumer Products - Miscellaneous - 1.3%
            21,370  Clorox Co.                                                                                             1,328,360
            48,820  Jarden Corp.                                                                                           1,311,793
                                                                                                                           2,640,153
Containers - Metal and Glass - 0.7%
            60,615  Crown Holdings, Inc. *                                                                                 1,517,800
Cosmetics and Toiletries - 1.0%
            26,384  Colgate-Palmolive Co.                                                                                  2,078,004
Dialysis Centers - 0.3%
             8,800  DaVita, Inc. *                                                                                           549,472
Distribution/Wholesale - 1.1%
           542,000  Li & Fung, Ltd.                                                                                        2,426,433
Diversified Banking Institutions - 2.0%
            75,535  Bank of America Corp.                                                                                  1,085,438
             8,429  Goldman Sachs Group, Inc.                                                                              1,106,474
            29,498  JPMorgan Chase & Co.                                                                                   1,079,922
            40,750  Morgan Stanley                                                                                           945,808
                                                                                                                           4,217,642
Diversified Operations - 2.6%
            63,002  Danaher Corp.                                                                                          2,338,634
            41,855  Illinois Tool Works, Inc.                                                                              1,727,774
           243,300  Keppel Corp., Ltd.                                                                                     1,466,321
                                                                                                                           5,532,729
E-Commerce/Services - 0.5%
            55,860  eBay, Inc. *                                                                                           1,095,415
Educational Software - 0.4%
            74,976  Educomp Solutions Ltd.                                                                                   848,042
Electric - Generation - 0.2%
            54,028  AES Corp. *                                                                                              499,219
Electric Products - Miscellaneous - 0.3%
             7,892  LG Electronics, Inc.                                                                                     602,745
Electronic Components - Miscellaneous - 1.3%
           110,558  Tyco Electronics, Ltd. (U.S. Shares)                                                                   2,805,962
Electronic Components - Semiconductors - 2.5%
           909,565  ARM Holdings PLC                                                                                       3,762,720
            67,050  Texas Instruments, Inc.                                                                                1,560,924
                                                                                                                           5,323,644
Electronic Connectors - 0.5%
            29,315  Amphenol Corp. - Class A                                                                               1,151,493
Enterprise Software/Services - 2.2%
            41,558  Autonomy Corp. PLC *                                                                                   1,121,424
           121,156  Oracle Corp.                                                                                           2,600,008
            13,200  Totvs S.A.                                                                                               979,850
                                                                                                                           4,701,282
Finance - Investment Bankers/Brokers - 0.5%
            75,964  Charles Schwab Corp.                                                                                   1,077,170
Finance - Other Services - 1.2%
           127,800  BM&F Bovespa S.A.                                                                                        821,546
             3,944  CME Group, Inc.                                                                                        1,110,433
            40,400  Hong Kong Exchanges & Clearing, Ltd.                                                                     630,009
                                                                                                                           2,561,988
Food - Catering - 0%
         1,713,000  FU JI Food & Catering Services Holdings, Ltd. *, #,**                                                          0
Food - Miscellaneous/Diversified - 0.7%
            26,491  Groupe Danone                                                                                          1,414,502
Food - Wholesale/Distribution - 0.9%
           988,000  Olam International, Ltd.                                                                               1,809,515
Gold Mining - 2.7%
            43,905  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                 2,668,546
            48,275  Newmont Mining Corp.                                                                                   2,980,498
                                                                                                                           5,649,044
Human Resources - 1.2%
           221,795  Capita Group PLC                                                                                       2,433,110
Independent Power Producer - 0.3%
            25,110  NRG Energy, Inc. *                                                                                       532,583
Instruments - Scientific - 0.5%
            21,765  Thermo Fisher Scientific, Inc. *                                                                       1,067,573
Investment Companies - 0%
            48,660  K Green Trust *                                                                                           36,521
Life and Health Insurance - 1.0%
            16,750  AFLAC, Inc.                                                                                              714,723
           191,273  Prudential PLC                                                                                         1,433,417
                                                                                                                           2,148,140
Medical - Biomedical and Genetic - 3.8%
            32,782  Alexion Pharmaceuticals, Inc. *                                                                        1,678,111
            27,816  Celgene Corp. *                                                                                        1,413,609
            40,263  Genzyme Corp. *                                                                                        2,044,153
            32,986  Gilead Sciences, Inc. *                                                                                1,130,760
           101,215  Myriad Genetics, Inc. *                                                                                1,513,164
                                                                                                                           7,779,797
Medical - Drugs - 6.5%
            27,811  Abbott Laboratories                                                                                    1,300,999
            61,435  Bristol-Myers Squibb Co.                                                                               1,532,189
           198,187  GlaxoSmithKline PLC                                                                                    3,358,255
           114,564  Glenmark Pharmaceuticals Ltd. *                                                                          661,278
            42,329  Novo Nordisk A/S                                                                                       3,415,029
            23,601  Roche Holding A.G.                                                                                     3,242,027
                                                                                                                          13,509,777
Medical Products - 0.6%
            31,700  Covidien PLC (U.S. Shares)                                                                             1,273,706
Metal - Diversified - 0.8%
           133,865  Ivanhoe Mines, Ltd. *                                                                                  1,734,472
Multi-Line Insurance - 0.8%
            32,848  ACE, Ltd. (U.S. Shares)                                                                                1,691,015
Multimedia - 1.2%
            92,844  News Corp. - Class A                                                                                   1,110,414
           152,648  WPP PLC                                                                                                1,435,273
                                                                                                                           2,545,687
Networking Products - 1.0%
            95,271  Cisco Systems, Inc. *                                                                                  2,030,225
Oil - Field Services - 2.7%
           216,257  AMEC PLC                                                                                               2,635,929
            19,330  Halliburton Co.                                                                                          474,552
           102,621  Petrofac, Ltd.                                                                                         1,804,218
            16,040  Schlumberger, Ltd. (U.S. Shares)                                                                         887,654
                                                                                                                           5,802,353
Oil and Gas Drilling - 0.3%
            19,370  Helmerich & Payne, Inc.                                                                                  707,392
Oil Companies - Exploration and Production - 1.8%
         1,042,398  Afren PLC *                                                                                            1,315,923
            50,406  Canadian Natural Resources, Ltd.                                                                       1,673,254
             9,770  Occidental Petroleum Corp.                                                                               753,756
                                                                                                                           3,742,933
Oil Companies - Integrated - 1.4%
            93,311  BG Group PLC                                                                                           1,381,105
            48,274  Petroleo Brasileiro S.A. (ADR)                                                                         1,656,763
                                                                                                                           3,037,868
Oil Field Machinery and Equipment - 0.5%
            14,770  Cameron International Corp. *                                                                            480,320
            82,616  Wellstream Holdings PLC                                                                                  609,884
                                                                                                                           1,090,204
Oil Refining and Marketing - 1.3%
            76,490  Reliance Industries, Ltd.                                                                              1,782,458
            55,530  Valero Energy Corp.                                                                                      998,429
                                                                                                                           2,780,887
Pipelines - 0.4%
            15,883  Kinder Morgan Management LLC*                                                                            898,819
Printing - Commercial - 0.4%
            18,020  VistaPrint NV (U.S. Shares) *                                                                            855,770
Property and Casualty Insurance - 0.2%
            29,884  Reliance Capital, Ltd. *                                                                                 485,895
Real Estate Management/Services - 0.4%
            12,625  Jones Lang LaSalle, Inc.                                                                                 828,705
Real Estate Operating/Development - 1.0%
           541,995  Hang Lung Properties, Ltd.                                                                             2,078,919
Retail - Apparel and Shoe - 2.0%
             8,300  Fast Retailing Co., Ltd.                                                                               1,252,956
            19,966  Inditex S.A.                                                                                           1,132,242
            81,680  Limited Brands, Inc.                                                                                   1,802,678
                                                                                                                           4,187,876
Retail - Bedding - 0.6%
            33,990  Bed Bath & Beyond, Inc. *                                                                              1,260,349
Retail - Building Products - 0.5%
            37,100  Home Depot, Inc.                                                                                       1,041,397
Retail - Discount - 0.6%
            33,430  Family Dollar Stores, Inc.                                                                             1,259,977
Retail - Jewelry - 0.6%
            36,878  Compagnie Financiere Richemont S.A.                                                                    1,283,424
Retail - Major Department Stores - 0.6%
            41,875  Nordstrom, Inc.                                                                                        1,347,956
Rubber/Plastic Products - 1.2%
           109,308  Jain Irrigation Systems Ltd. *                                                                         2,498,348
Semiconductor Components/Integrated Circuits - 1.8%
           293,842  Atmel Corp. *                                                                                          1,410,442
           152,512  Marvell Technology Group, Ltd. *                                                                       2,403,589
                                                                                                                           3,814,031
Semiconductor Equipment - 0.8%
            60,760  ASML Holdings N.V. (U.S. Shares)                                                                       1,669,077
Soap and Cleaning Preparations - 0.9%
            39,410  Reckitt Benckiser Group PLC                                                                            1,822,725
Telecommunication Equipment - 1.4%
            67,098  CommScope, Inc. *                                                                                      1,594,919
           202,828  Tellabs Inc.                                                                                           1,296,071
                                                                                                                           2,890,990
Telecommunication Services - 0.6%
            50,307  Amdocs, Ltd. (U.S. Shares) *                                                                           1,350,743
Tobacco - 2.3%
            48,837  British American Tobacco PLC                                                                           1,546,204
               581  Japan Tobacco, Inc.                                                                                    1,806,542
            32,295  Philip Morris International, Inc.                                                                      1,480,403
                                                                                                                           4,833,149
Toys - 1.9%
            78,570  Mattel, Inc.                                                                                           1,662,541
             7,900  Nintendo Co., Ltd.                                                                                     2,301,632
                                                                                                                           3,964,173
Transportation - Services - 2.2%
            39,244  C.H. Robinson Worldwide, Inc.                                                                          2,184,321
            43,612  United Parcel Service, Inc. - Class B                                                                  2,481,087
                                                                                                                           4,665,408
Web Portals/Internet Service Providers - 1.1%
             3,798  Google, Inc. - Class A*                                                                                1,689,920
            51,545  Yahoo!, Inc. *                                                                                           712,867
                                                                                                                           2,402,787
Wireless Equipment - 1.8%
            46,885  Crown Castle International Corp. *                                                                     1,746,935
            61,563  QUALCOMM, Inc.                                                                                         2,021,729
                                                                                                                           3,768,664
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $202,211,357)                                                                                   208,821,577
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.1%
         2,288,928  Janus Cash Liquidity Fund LLC, 0% (cost $2,288,928)                                                    2,288,928
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $204,500,285) - 100.0%                                                                     211,110,505
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                                 Value   % of Investment
                                                                     Securities
--------------------------------------------------------------------------------
Australia                                     $     2,044,560              1.0%
Belgium                                             2,089,451              1.0%
Bermuda                                             4,830,022              2.3%
Brazil                                              7,637,070              3.6%
Canada                                              8,998,037              4.2%
Cayman Islands                                      1,694,592              0.8%
Denmark                                             3,415,030              1.6%
France                                              1,414,502              0.7%
Guernsey                                            1,350,743              0.6%
Hong Kong                                           2,708,928              1.3%
India                                               7,740,253              3.7%
Ireland                                             5,840,915              2.8%
Israel                                              3,141,895              1.6%
Japan                                               8,141,555              3.8%
Jersey                                              3,239,491              1.5%
Korea                                                 602,744              0.3%
Mexico                                              1,485,325              0.7%
Netherlands                                         2,524,847              1.2%
Netherlands Antilles                                  887,654              0.4%
Singapore                                           3,312,357              1.6%
Spain                                               1,132,242              0.5%
Switzerland                                        12,636,659              6.0%
United Kingdom                                     33,354,061             15.8%
United States++                                    90,887,572             43.0%
--------------------------------------------------------------------------------
Total                                         $   211,110,505            100.0%

++ Includes Short-Term Securities (41.9% excluding Short-Term Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.

**          On October 20, 2009, FU JI Food & Catering Services Holdings, Ltd.
            filed a petition to wind up the company.

# Schedule of Fair Valued Securities (as of June 30, 2010)

                                                                              % of Investment
                                                             Value                 Securities
--------------------------------------------------------------------------------------------------
Janus Global Research Fund
FU JI Food & Catering Services Holdings, Ltd.                  $--                       0.0%
--------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2010)

                                                                                      Level 2 - Other
                                                                                      Significant          Level 3 - Significant
                                                      Level 1 - Quoted Prices         Observable Inputs    Unobservable Inputs
---------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Research Fund
Common Stock
Aerospace and Defense                                                       -                2,872,438             $          -
Agricultural Chemicals                                                      -                2,725,502                        -
Agricultural Operations                                                     -                1,694,592                        -
Airlines                                                                    -                3,631,685                        -
Automotive - Cars and Light Trucks                                          -                2,780,425                        -
Beverages - Wine and Spirits                                                -                1,416,965                        -
Brewery                                                                     -                2,089,451                        -
Casino Hotels                                                               -                2,044,560                        -
Cellular Telecommunications                                                 -                3,058,466                        -
Chemicals - Diversified                                                     -                3,141,895                        -
Commercial Banks                                                            -                3,229,337                        -
Commercial Services                                                   545,333                4,305,716                        -
Computers - Peripheral Equipment                                            -                  888,729                        -
Distribution/Wholesale                                                      -                2,426,433                        -
Diversified Operations                                              4,066,409                1,466,321                        -
Educational Software                                                        -                  848,042                        -

Electric Products - Miscellaneous                                           -                  602,745                        -
Electronic Components - Semiconductors                              1,560,924                3,762,720
Enterprise Software/Services                                        3,579,858                1,121,424                        -
Finance - Other Services                                            1,931,979                  630,009                        -
Food - Miscellaneous/Diversified                                            -                1,414,502                        -
Food - Wholesale/Distribution                                               -                1,809,515                        -
Human Resources                                                             -                2,433,110                        -
Investment Companies                                                        -                   36,521                        -
Life and Health Insurance                                             714,723                1,433,417                        -
Medical - Drugs                                                     2,833,187               10,676,590                        -
Multimedia                                                          1,110,414                1,435,273                        -
Oil - Field Services                                                1,362,205                4,440,148                        -
Oil Companies - Exploration and Production                          2,427,010                1,315,923                        -
Oil Companies - Integrated                                                  -                3,037,868                        -
Oil Field Machinery and Equipment                                     480,320                  609,884                        -
Oil Refining and Marketing                                            998,429                1,782,458                        -
Property and Casualty Insurance                                             -                  485,895                        -
Real Estate Operating/Development                                           -                2,078,919                        -
Retail - Apparel and Shoe                                           1,802,678                2,385,198                        -
Retail - Jewelry                                                            -                1,283,424                        -
Rubber/Plastic Products                                                     -                2,498,348                        -
Soap and Cleaning Preparations                                              -                1,822,725                        -
Tobacco                                                             1,480,403                3,352,746                        -
Toys                                                                1,662,541                2,301,632                        -
                                                                                                                              -
All Other                                                          90,893,613                        -                        -

Money Market                                                                -                2,288,928                        -
Total Investments in Securities                               $   117,450,026         $     93,660,479             $          -

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 101.7%
Applications Software - 2.4%
           255,248  Microsoft Corp.                                                                                    $  5,873,257
           301,380  Quest Software, Inc.*                                                                                 5,436,895
            61,150  Salesforce.com, Inc.*                                                                                 5,247,893
                                                                                                                         16,558,045
Cable Television - 1.2%
             8,972  Jupiter Telecommunications Co., Ltd.**                                                                8,552,015
Casino Services - 0.9%
           379,530  International Game Technology                                                                         5,958,621
Commercial Services - 0.8%
           542,354  Live Nation, Inc.*                                                                                    5,667,599
Communications Software - 0.9%
           403,385  SolarWinds, Inc.*                                                                                     6,470,295
Computer Aided Design - 0.4%
            68,810  ANSYS, Inc.*                                                                                          2,791,622
Computer Services - 3.1%
           563,816  Accenture, Ltd. - Class A (U.S. Shares)                                                              21,791,488
Computers - 8.8%
           165,302  Apple, Inc. *,**                                                                                     41,578,412
           139,483  International Business Machines Corp.                                                                17,223,361
            53,501  Research In Motion, Ltd. (U.S. Shares)*                                                               2,635,459
                                                                                                                         61,437,232
Computers - Peripheral Equipment - 0.6%
           312,386  Logitech International S.A.*                                                                          4,244,142
Consulting Services - 0.2%
           165,760  Diamond Management & Technology Consultants, Inc.                                                     1,708,986
Decision Support Software - 1.4%
         1,392,109  DemandTec, Inc.*                                                                                      9,396,736
E-Commerce/Services - 1.7%
           191,525  Ctrip.com International, Ltd.*                                                                        7,193,679
           216,808  eBay, Inc. *,**                                                                                       4,251,605
                                                                                                                         11,445,284
Educational Software - 1.4%
           265,178  Blackboard, Inc.*                                                                                     9,899,095
Electric Products - Miscellaneous - 2.1%
           187,828  LG Electronics, Inc.                                                                                 14,345,197
Electronic Components - Miscellaneous - 3.5%
           947,754  Tyco Electronics, Ltd. (U.S. Shares)                                                                 24,053,997
Electronic Components - Semiconductors - 11.5%
         7,067,530  ARM Holdings PLC**                                                                                   29,237,205
         4,317,928  ON Semiconductor Corp. *,**                                                                          27,548,381
           992,045  Texas Instruments, Inc.                                                                              23,094,808
                                                                                                                         79,880,394
Electronic Connectors - 2.7%
           478,597  Amphenol Corp. - Class A                                                                             18,799,290
Electronic Measuring Instruments - 1.8%
           454,316  Trimble Navigation, Ltd.*                                                                            12,720,848
Enterprise Software/Services - 13.5%
           226,280  Advent Software, Inc.*                                                                               10,626,109
           286,766  Autonomy Corp. PLC*,**                                                                                7,738,250
           668,854  Aveva Group PLC**                                                                                    11,197,722
           101,880  Concur Technologies, Inc.*                                                                            4,348,238
            25,480  Microstrategy, Inc.*                                                                                  1,913,293
         1,385,615  Oracle Corp.**                                                                                       29,735,299
           530,445  Taleo Corp.*                                                                                         12,884,509
           311,306  Temenos Group A.G.*                                                                                   7,492,082
           104,000  Totvs S.A.                                                                                            7,720,033
                                                                                                                         93,655,535
Finance - Other Services - 0.4%
           420,700  BM&F Bovespa S.A.                                                                                     2,704,417
Human Resources - 2.0%
           666,465  SuccessFactors, Inc.*                                                                                13,855,807
Internet Applications Software - 2.5%
           104,000  Tencent Holdings, Ltd.                                                                                1,715,112
         1,014,090  Vocus, Inc.*, ***                                                                                    15,495,295
                                                                                                                         17,210,407
Internet Security - 0.5%
           262,618  Symantec Corp.*                                                                                       3,645,138
Medical - Biomedical and Genetic - 5.1%
            79,940  Alexion Pharmaceuticals, Inc.*                                                                        4,092,129
           365,111  Celgene Corp.*                                                                                       18,554,941
            66,997  Genzyme Corp.*                                                                                        3,401,438
            59,439  Gilead Sciences, Inc.*                                                                                2,037,569
           317,433  Myriad Genetics, Inc.*                                                                                4,745,623
            77,380  Vertex Pharmaceuticals, Inc.*                                                                         2,545,802
                                                                                                                         35,377,502
Medical Information Systems - 0.8%
           210,215  athenahealth, Inc.*                                                                                   5,492,918
Multimedia - 0.7%
           421,097  News Corp. - Class A                                                                                  5,036,320
Networking Products - 6.0%
         1,807,621  Cisco Systems, Inc.*                                                                                 38,520,404
           148,270  Juniper Networks, Inc.*                                                                               3,383,521
                                                                                                                         41,903,925
Power Converters and Power Supply Equipment - 0.4%
         1,382,000  China High Speed Transmission Equipment Group Co., Ltd.                                               2,899,514
Retail - Automobile - 0.6%
           113,530  Copart, Inc.*                                                                                         4,065,509
Semiconductor Components/Integrated Circuits - 6.4%
         4,834,165  Atmel Corp.*                                                                                         23,203,992
         1,347,152  Marvell Technology Group, Ltd.*                                                                      21,231,116
                                                                                                                         44,435,108
Semiconductor Equipment - 0.9%
            94,191  ASML Holding N.V.                                                                                     2,586,311
           138,858  KLA-Tencor Corp.                                                                                      3,871,361
                                                                                                                          6,457,672
Telecommunication Equipment - 2.3%
           162,400  CommScope, Inc.*                                                                                      3,860,248
         1,937,610  Tellabs, Inc.                                                                                        12,381,327
                                                                                                                         16,241,575
Telecommunication Equipment - Fiber Optics - 2.3%
           754,596  Corning, Inc.                                                                                        12,186,725
           242,510  Finisar Corp.*                                                                                        3,613,399
                                                                                                                         15,800,124
Telecommunication Services - 0.7%
           180,895  Amdocs, Ltd. (U.S. Shares) *,**                                                                       4,857,031
Television - 0.4%
           220,252  CBS Corp. - Class B                                                                                   2,847,858
Toys - 3.1%
            73,560  Nintendo Co., Ltd.**                                                                                 21,431,393
Web Portals/Internet Service Providers - 5.0%
           472,284  AOL, Inc.*                                                                                            9,818,784
         1,789,822  Yahoo!, Inc.*                                                                                        24,753,239
                                                                                                                         34,572,023
Wireless Equipment - 2.7%
           146,949  Crown Castle International Corp.*                                                                     5,475,320
           403,822  QUALCOMM, Inc.**                                                                                     13,261,514
                                                                                                                         18,736,834
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $627,148,256)                                                                                  706,947,496
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.0%
        21,076,975  Janus Cash Liquidity Fund LLC, 0% (cost $21,076,975)                                                 21,076,975
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.3%
             1,313  International Business Machines
                     expires January 2011
                     exercise price $22.50                                                                                  879,362
             7,095  Oracle Corp.
                     expires January 2011
                     exercise price $130.00                                                                               1,066,230
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $3,155,878)                                                                1,945,592
------------------------------------------------------------------------------------------------------------------------------------
Purchased Option - Put - 0.1%
             3,991  PowerShares QQQ Trust
                     expires September 2010
                     exercise price $40.00 (premiums paid $658,571)                                                         647,723
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $652,039,680)                                                                             730,617,786
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (2.0)%
Computers - Peripheral Equipment - (0.8)%
           207,423  Synaptics, Inc.*                                                                                     (5,704,132)
Electronic Components - Semiconductors - (0.4)%
            52,445  Cree, Inc.*                                                                                          (3,148,273)
Telecommunication Equipment - (0.3)%
           735,600  ZTE Corp.                                                                                            (2,231,383)
Transactional Software - (0.5)%
           141,715  Arcsight, Inc.*                                                                                      (3,172,999)
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (proceeds $16,185,406)                                                                               (14,256,787)
------------------------------------------------------------------------------------------------------------------------------------
Exchange-Traded Fund - (3.1)%
Sector Fund - Technology - (3.1)%
           503,625  PowerShares QQQ Trust (ETF) (proceeds $23,316,538)                                                  (21,509,824)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $39,501,944)                                                                      (35,766,611)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $612,537,736) - 100%                                           $694,851,175
====================================================================================================================================

               Summary of Investments by Country- (Long Positions)
                            June 30, 2010 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                          $ 21,231,115               2.9%
Brazil                                             10,424,450               1.4%
Canada                                              2,635,459               0.4%
Cayman Islands                                     11,808,305               1.6%
Guernsey                                            4,857,031               0.7%
Ireland                                            21,791,488               3.0%
Japan                                              29,983,408               4.1%
Netherlands                                         2,586,311               0.3%
South Korea                                        14,345,197               2.0%
Switzerland                                        35,790,221               4.9%
United Kingdom                                     48,173,178               6.6%
United States ++                                  526,991,623              72.1%
--------------------------------------------------------------------------------
Total                                            $730,617,786             100.0%

++Includes Cash Equivalents (69.1% excluding Cash Equivalents)

              Summary of Investments by Country- (Short Positions)
                            June 30, 2010 (unaudited)

                                                                 % of Securities
Country                                                Value          Sold Short
--------------------------------------------------------------------------------
China                                             (2,231,383)               6.2%
United States                                    (33,535,228)              93.8%
--------------------------------------------------------------------------------
Total                                           $(35,766,611)             100.0%

Forward Currency Contracts, Open
as of June 30, 2010 (unaudited)                       Currency               Currency              Unrealized
Currency Sold and Settlement Date                    Units Sold           Value in U.S. $          Gain/(Loss)
----------------------------------------------------------------------------------------------------------------
British Pound 7/29/10                                   6,100,000          $   9,112,512          $   (219,932)
British Pound 8/5/10                                    2,000,000              2,987,706               (52,129)
British Pound 8/12/10                                   8,747,000             13,066,730               (97,991)
Japanese Yen 7/29/10                                  697,000,000              7,888,737              (281,228)
Japanese Yen 8/5/10                                   745,000,000              8,432,942              (256,371)
Japanese Yen 8/12/10                                  687,000,000              7,777,246              (236,525)
----------------------------------------------------------------------------------------------------------------
Total                                                                      $  49,265,873          $ (1,144,176)

Notes to Schedule of Investments (unaudited)

ETF               Exchange-Traded Fund

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates

*** The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2010.

                                         Purchases                     Sales              Realized         Dividend        Value
                                   Shares           Cost       Shares       Cost         Gain/(Loss)        Income       at 6/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund

Vocus, Inc.                            -             $ -          -          $ -               $ -             $ -      $ 15,495,295

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2010)

                                                                            Level 2 - Other Significant       Level 3 - Significant
                                               Level 1 - Quoted Prices      Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Global Technology Fund
Common Stock
Cable Television                                                  $ -                       $ 8,552,015                         $ -
Computers - Peripheral Equipment                                    -                         4,244,142                           -
E-Commerce/Services                                         4,251,605                         7,193,679                           -
Electric Products - Miscellaneous                                   -                        14,345,197                           -
Electronic Components - Semiconductors                     50,643,189                        29,237,205                           -
Enterprise Software/Services                               67,227,481                        26,428,054                           -
Internet Applications Software                             15,495,295                         1,715,112                           -
Power Converters and Power Supply Equipment                         -                         2,899,514                           -
Semiconductor Equipment                                     3,871,361                         2,586,311                           -
Toys                                                                -                        21,431,393                           -

All Other                                                 446,825,943                                 -                           -

Money Market                                                        -                        21,076,975                           -
Total Investments in Securities                         $ 588,314,874                     $ 139,709,597                         $ -

Investments in Purchased Options:
Janus Global Technology Fund                                      $ -                        $2,593,315                         $ -

Investments in Securities Sold Short:
Janus Global Technology Fund                            $(33,535,228)                      $(2,231,383)                         $ -

Other Financial Instruments(a):
Janus Global Technology Fund                                      $ -                      $(1,144,176)                         $ -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                      $ 158,210,052

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amounts                                                                                                Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.6%
Aerospace and Defense - 2.5%
           915,965  Boeing Co.                                                                                        $   57,476,804
         1,283,720  Empresa Brasileira de Aeronautica S.A. (ADR)                                                          26,893,934
                                                                                                                          84,370,738
Agricultural Chemicals - 2.1%
         1,573,690  Syngenta A.G. (ADR)**                                                                                 72,153,687
Athletic Footwear - 1.9%
           962,930  NIKE, Inc. - Class B                                                                                  65,045,922
Automotive - Cars and Light Trucks - 1.3%
           892,600  Daimler A.G.                                                                                          45,120,930
Cable/Satellite TV - 1.2%
         1,222,415  DIRECTV-Class A*                                                                                      41,464,317
Casino Hotels - 0.3%
         1,604,594  Crown, Ltd.                                                                                           10,397,063
Cellular Telecommunications - 0.7%
         1,111,655  Vodafone Group PLC**                                                                                  22,977,909
Commercial Banks - 2.3%
           639,600  ICICI Bank, Ltd. (ADR)                                                                                23,115,144
           910,170  Itau Unibanco Holding S.A. (ADR)                                                                      16,392,162
         1,554,238  Standard Chartered PLC**                                                                              37,725,437
                                                                                                                          77,232,743
Commercial Services - Finance - 1.5%
           744,355  Paychex, Inc.                                                                                         19,330,899
         2,066,895  Western Union Co.                                                                                     30,817,405
                                                                                                                          50,148,304
Computers - 6.5%
           240,938  Apple, Inc. *                                                                                         60,603,134
           835,320  International Business Machines Corp.                                                                103,145,313
         1,036,075  Research In Motion, Ltd. (U.S. Shares) *                                                              51,037,055
                                                                                                                         214,785,502
Cosmetics and Toiletries - 1.6%
           694,615  Colgate-Palmolive Co.                                                                                 54,707,877
Diversified Banking Institutions - 7.0%
         6,232,639  Bank of America Corp.                                                                                 89,563,021
         1,642,535  Credit Suisse Group A.G. (ADR)**                                                                      61,480,085
         3,465,480  Morgan Stanley                                                                                        80,433,791
                                                                                                                         231,476,897
Diversified Operations - 1.5%
         1,152,970  Danaher Corp.                                                                                         42,798,247
        19,329,275  Melco International Development, Ltd. *                                                                7,618,240
                                                                                                                          50,416,487
E-Commerce/Services - 1.1%
         1,649,570  eBay, Inc. *                                                                                          32,348,067
           476,635  Liberty Media Corp. - Interactive - Class A*                                                           5,004,668
                                                                                                                          37,352,735
Electronic Components - Semiconductors - 1.0%
           420,920  Broadcom Corp. - Class A                                                                              13,877,732
           723,875  Microchip Technology, Inc.                                                                            20,080,293
                                                                                                                          33,958,025
Electronic Connectors - 0.8%
           723,345  Amphenol Corp. - Class A                                                                              28,412,992
Enterprise Software/Services - 2.6%
         4,003,855  Oracle Corp.                                                                                          85,922,728
Finance - Investment Bankers/Brokers - 0.6%
         1,384,082  Charles Schwab Corp.                                                                                  19,626,283
Finance - Other Services - 1.3%
         1,601,789  NYSE Euronext                                                                                         44,257,430
Food - Miscellaneous/Diversified - 2.8%
         1,074,741  General Mills, Inc.                                                                                   38,174,800
         1,162,104  Nestle S.A.**                                                                                         56,089,701
                                                                                                                          94,264,501
Food - Wholesale/Distribution - 0.6%
           700,000  Sysco Corp.                                                                                           19,999,000
Industrial Gases - 1.0%
           460,375  Praxair, Inc.                                                                                         34,983,896
Investment Management and Advisory Services - 0.6%
         2,250,000  Blackstone Group L.P.                                                                                 21,510,000
Medical - Biomedical and Genetic - 2.5%
           825,920  Celgene Corp. *                                                                                       41,973,254
         1,228,360  Gilead Sciences, Inc. *                                                                               42,108,181
                                                                                                                          84,081,435
Medical - Drugs - 3.2%
           763,615  Abbott Laboratories                                                                                   35,721,910
         2,816,335  Bristol-Myers Squibb Co.                                                                              70,239,395
                                                                                                                         105,961,305
Medical Products - 3.3%
           620,590  Covidien PLC (U.S. Shares)                                                                            24,935,306
         1,476,075  Johnson & Johnson                                                                                     87,176,990
                                                                                                                         112,112,296
Metal - Copper - 0.7%
           419,531  Freeport-McMoRan Copper & Gold, Inc. - Class B                                                        24,806,868
Metal Processors and Fabricators - 1.0%
           321,095  Precision Castparts Corp.                                                                             33,047,097
Multi-Line Insurance - 1.1%
           717,595  ACE, Ltd. (U.S. Shares)**                                                                             36,941,791
Networking Products - 3.2%
         5,009,160  Cisco Systems, Inc. *                                                                                106,745,200
Oil Companies - Exploration and Production - 6.0%
         2,378,673  EnCana Corp. (U.S. Shares)                                                                            72,168,939
           477,810  EOG Resources, Inc.                                                                                   47,002,170
         1,031,895  Occidental Petroleum Corp.                                                                            79,610,699
                                                                                                                         198,781,808
Oil Companies - Integrated - 3.7%
         1,311,417  Hess Corp.                                                                                            66,016,732
         1,926,680  Petroleo Brasileiro S.A. (U.S. Shares)                                                                57,415,064
                                                                                                                         123,431,796
Optical Supplies - 1.9%
           426,265  Alcon, Inc. (U.S. Shares)**                                                                           63,168,210
Retail - Building Products - 1.3%
         1,573,856  Home Depot, Inc.                                                                                      44,178,138
Retail - Discount - 1.4%
           989,895  Target Corp.                                                                                          48,673,137
Retail - Drug Store - 0.7%
           821,589  CVS Caremark Corp.                                                                                    24,088,989
Retail - Regional Department Stores - 1.0%
           741,105  Kohl's Corp. *                                                                                        35,202,488
Semiconductor Components/Integrated Circuits - 0.6%
         1,188,120  Marvell Technology Group, Ltd. *                                                                      18,724,771
Soap and Cleaning Preparations - 1.2%
           869,940  Reckitt Benckiser Group PLC**                                                                         40,235,010
Telecommunication Equipment - Fiber Optics - 1.3%
         2,717,039  Corning, Inc.                                                                                         43,880,180
Television - 1.5%
         3,950,768  CBS Corp. - Class B                                                                                   51,083,430
Tobacco - 4.8%
         1,719,730  Altria Group, Inc.                                                                                    34,463,389
         2,675,275  Philip Morris International, Inc.                                                                    122,634,606
                                                                                                                         157,097,995
Toys - 0.6%
           991,535  Mattel, Inc.                                                                                          20,980,881
Transportation - Railroad - 1.6%
           767,590  Union Pacific Corp.                                                                                   53,355,181
Web Portals/Internet Service Providers - 0.9%
         2,250,000  Yahoo!, Inc. *                                                                                        31,117,500
Wireless Equipment - 1.3%
         1,329,325  QUALCOMM, Inc.                                                                                        43,655,033
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,865,006,881)                                                                               2,941,936,505
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 3.7%
Automotive - Cars and Light Trucks - 0.8%
   $    14,974,000  Ford Motor Co., 4.2500%, 11/15/16                                                                     18,661,347
        10,000,000  Ford Motor Co., 7.4500%, 7/16/31                                                                       9,025,000
                                                                                                                          27,686,347
Building - Residential and Commercial - 0.2%
         6,467,000  Meritage Homes Corp., 6.2500%, 3/15/15                                                                 6,111,315
Casino Hotels - 0.3%
         2,498,000  MGM Mirage, 4.2500%, 4/15/15 (144A)                                                                    1,976,543
        10,000,000  MGM Resorts International, 7.6300%, 1/15/17                                                            7,825,000
                                                                                                                           9,801,543
Hotels and Motels - 0.3%
         9,990,000  Starwood Hotels & Resorts Worldwide, Inc., 6.7500%, 5/15/18                                            9,990,000
Medical - Hospitals - 0.3%
         9,990,000  HCA, Inc., 7.2500%, 9/15/20                                                                           10,039,950
Power Converters and Power Supply Equipment - 1.2%
        24,957,000  JA Solar Holdings Co., Ltd., 4.5000%, 5/15/13                                                         21,463,019
        24,090,000  Suntech Power Holdings Co. Ltd., 3.0000%, 3/15/13 (144A)                                              18,097,613
                                                                                                                          39,560,632
REIT - Mortgage - 0.3%
        10,000,000  Annaly Capital Management, Inc., 4.0000%, 2/15/15                                                     10,250,000
REIT - Warehouse/Industrial - 0.3%
         9,985,000  ProLogis, 3.2500%, 3/15/15                                                                             8,924,094
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $128,260,264)                                                                                122,363,881
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 2.6%
                  U.S. Treasury Notes/Bonds:
        19,282,000  2.7500%, 7/31/10                                                                                      19,322,666
        26,322,000  1.5000%, 10/31/10                                                                                     26,435,106
        19,282,000  4.8800%, 7/31/11                                                                                      20,209,194
        19,282,000  3.3800%, 7/31/13                                                                                      20,673,929
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $84,861,326)                                                                        86,640,895
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 6.1%
       205,973,000  Janus Cash Liquidity Fund LLC, 0%, (cost $205,973,000)                                               205,973,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,284,101,471) - 100%                                                                   3,356,914,281
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
Australia                                          $10,397,063              0.3%
Bermuda                                             18,724,771              0.6%
Brazil                                             100,701,160              3.0%
Canada                                             123,205,993              3.7%
Cayman Islands                                      39,560,633              1.2%
Germany                                             45,120,930              1.4%
Hong Kong                                            7,618,240              0.2%
India                                               23,115,144              0.7%
Ireland                                             24,935,306              0.7%
Switzerland                                        289,833,473              8.6%
United Kingdom                                     100,938,357              3.0%
United States++                                  2,572,763,211             76.6%
--------------------------------------------------------------------------------
Total                                           $3,356,914,281            100.0%

++ Includes Cash Equivalents (70.5% excluding Cash Equivalents).

Forward Currency Contracts, Open as of June 30, 2010 (unaudited)

Currency Sold and Settlement Date           Currency Units Sold      Currency Value in U.S.$      Unrealized Gain/Loss
-----------------------------------------------------------------------------------------------------------------------
Pound Sterling 7/29/2010                             14,529,000         $       21,704,210         $         (523,834)
Pound Sterling 8/12/2010                             11,530,000         $       17,224,123         $         (129,168)
Pound Sterling 8/5/2010                              10,500,000         $       15,685,454         $         (259,484)
Swiss Franc 7/29/2010                                38,910,000         $       36,127,858         $       (2,221,726)
Swiss Franc 8/12/2010                                18,740,000         $       17,404,957         $         (514,618)
-----------------------------------------------------------------------------------------------------------------------
Total                                                                   $      108,146,603         $       (3,648,830)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

----------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of June 30, 2010)
----------------------------------------------------------------------------------------------------------------------------
                                                                              Level 2 - Other
                                                                          Significant Observable       Level 3 - Significant
                                              Level 1 - Quoted Prices              Inputs               Unobservable Inputs
============================================================================================================================
Investments in Securities:
Janus Growth and Income Fund
Aerospace and Defense                           $         57,476,804       $         26,893,934        $                 --
Agricultural Chemicals                                            --                 72,153,687                          --
Casino Hotels                                                     --                 10,397,063                          --
Cellular Telecommunications                                       --                 22,977,909                          --
Commercial Banks                                                  --                 77,232,743                          --
Diversified Banking Institutions                         169,996,812                 61,480,085                          --
Diversified Operations                                    42,798,247                  7,618,240                          --
Food - Miscellaneous/Diversified                          38,174,800                 56,089,701                          --
Oil Companies - Integrated                                66,016,732                 57,415,064                          --
Soap and Cleaning Preparations                                    --                 40,235,010                          --
All Other                                              2,134,979,674                         --                          --

Corporate Bonds                                                   --                122,363,881                          --

U.S. Treasury Notes/Bonds                                         --                 86,640,895                          --

Money Market                                                      --                205,973,000                          --

Total Investments in Securities                 $      2,509,443,069       $        847,471,212        $                 --
----------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Growth and Income Fund                    $                 --       $         (3,648,830)       $                 --
----------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                      $ 390,771,830

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares                                                                                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.0%
Aerospace and Defense - 1.5%
           642,124  BAE Systems PLC                                                                                     $  2,982,707
Agricultural Chemicals - 2.0%
            18,086  Syngenta A.G.                                                                                          4,177,764
Airlines - 2.4%
           154,829  Deutsche Lufthansa A.G.                                                                                2,133,106
           101,921  Ryanair Holdings PLC (ADR)*                                                                            2,761,039
                                                                                                                           4,894,145
Automotive - Cars and Light Trucks - 3.3%
            71,149  Daimler A.G.                                                                                           3,602,354
         1,035,000  Isuzu Motors, Ltd.                                                                                     3,091,020
                                                                                                                           6,693,374
Brewery - 1.0%
            41,409  Anheuser-Busch InBev N.V.                                                                              1,988,801
Building Products - Cement and Aggregate - 1.6%
            47,901  Holcim, Ltd.                                                                                           3,207,396
Cable Television - 1.0%
             2,122  Jupiter Telecommunications Co., Ltd.                                                                   2,022,668
Cellular Telecommunications - 2.1%
         2,041,526  Vodafone Group PLC                                                                                     4,229,920
Chemicals - Diversified - 1.2%
            54,857  K+S A.G.                                                                                               2,523,172
Chemicals - Specialty - 1.1%
         1,723,000  Huabao International Holdings, Ltd.                                                                    2,203,085
Commercial Banks - 4.7%
            82,406  Australia and New Zealand Banking Group, Ltd.                                                          1,478,929
           206,945  DBS Group Holdings, Ltd.                                                                               2,007,012
           152,700  Hang Seng Bank, Ltd.                                                                                   2,040,270
            83,101  Standard Chartered PLC                                                                                 2,017,079
           158,000  United Overseas Bank, Ltd.                                                                             2,195,422
                                                                                                                           9,738,712
Commercial Services - 1.1%
           104,525  Aggreko PLC                                                                                            2,181,799
Computers - 0.9%
            36,578  Research In Motion, Ltd. (U.S. Shares)*                                                                1,801,832
Distribution/Wholesale - 2.5%
         1,160,000  Li & Fung, Ltd.                                                                                        5,193,103
Diversified Banking Institutions - 7.2%
           577,412  Barclays PLC                                                                                           2,288,853
            36,867  BNP Paribas                                                                                            1,968,256
            79,713  Credit Suisse Group A.G.                                                                               2,996,887
           595,479  HSBC Holdings PLC                                                                                      5,431,837
           153,922  UBS A.G.                                                                                               2,040,985
                                                                                                                          14,726,818
Diversified Minerals - 2.2%
           143,310  BHP Billiton, Ltd.                                                                                     4,455,611
Electric - Integrated - 3.2%
           133,708  E.ON A.G.                                                                                              3,598,957
           133,799  Fortum Oyj                                                                                             2,945,123
                                                                                                                           6,544,080
Electronic Components - Semiconductors - 1.4%
           719,803  ARM Holdings PLC                                                                                       2,977,706
Electronic Connectors - 2.7%
            60,800  Hirose Electric Co., Ltd.                                                                              5,552,115
Electronic Measuring Instruments - 1.8%
            16,100  Keyence Corp.                                                                                          3,704,251
Finance - Investment Bankers/Brokers - 1.3%
           497,000  Nomura Holdings, Inc.                                                                                  2,721,255
Food - Catering - 0%
         1,216,275  FU JI Food & Catering Services Holdings, Ltd.*,**,#                                                            0
Food - Miscellaneous/Diversified - 1.5%
            57,015  Groupe Danone                                                                                          3,044,347
Food - Wholesale/Distribution - 1.1%
         1,229,000  Olam International, Ltd.                                                                               2,250,905
Industrial Gases - 1.0%
            19,652  Linde A.G.                                                                                             2,063,264
Life and Health Insurance - 1.8%
           489,275  Prudential PLC                                                                                         3,666,671
Medical - Drugs - 4.0%
            66,870  Novartis A.G.                                                                                          3,245,349
            25,491  Novo Nordisk A/S                                                                                       2,056,569
            21,408  Roche Holding A.G.                                                                                     2,940,779
                                                                                                                           8,242,697
Medical - Generic Drugs - 0.9%
            37,445  Teva Pharmaceutical S.P. (ADR)                                                                         1,946,766
Multi-Line Insurance - 2.2%
           325,375  ING Groep N.V.*                                                                                        2,415,452
             9,912  Zurich Financial Services A.G.                                                                         2,176,499
                                                                                                                           4,591,951
Multimedia - 1.5%
           319,414  WPP PLC                                                                                                3,003,291
Oil - Field Services - 2.1%
           261,911  AMEC PLC                                                                                               3,192,401
            60,194  Petrofac, Ltd.                                                                                         1,058,293
                                                                                                                           4,250,694
Oil Companies - Exploration and Production - 1.3%
           431,657  Cairn Energy PLC*                                                                                      2,640,607
Oil Companies - Integrated - 8.2%
           194,210  BG Group PLC                                                                                           2,874,520
           138,770  Petroleo Brasileiro S.A. (ADR)                                                                         4,762,586
           171,006  Royal Dutch Shell PLC                                                                                  4,338,609
           109,977  Total S.A.                                                                                             4,893,882
                                                                                                                          16,869,597
Oil Refining and Marketing - 1.6%
            71,214  Petroplus Holdings A.G.                                                                                1,049,083
            93,990  Reliance Industries, Ltd.                                                                              2,190,263
                                                                                                                           3,239,346
Photo Equipment and Supplies - 1.8%
           160,500  Olympus Corp.                                                                                          3,799,626
Real Estate Operating/Development - 3.9%
           805,402  CapitaLand, Ltd.                                                                                       2,054,035
         1,561,000  Hang Lung Properties, Ltd.                                                                             5,987,497
                                                                                                                           8,041,532
REIT - Diversified - 1.5%
            19,540  Unibail-Rodamco                                                                                        3,170,963
Retail - Apparel and Shoe - 2.1%
            14,900  Fast Retailing Co., Ltd.                                                                               2,249,283
            36,032  Inditex S.A.                                                                                           2,043,321
                                                                                                                           4,292,604
Semiconductor Equipment - 0.5%
            35,883  ASML Holding N.V.                                                                                        985,281
Soap and Cleaning Preparations - 1.4%
            63,440  Reckitt Benckiser Group PLC                                                                            2,934,121
Telephone - Integrated - 1.3%
         1,020,979  Telstra Corp., Ltd.                                                                                    2,777,262
Tobacco - 3.4%
           128,684  British American Tobacco PLC                                                                           4,074,200
               965  Japan Tobacco, Inc.                                                                                    3,000,539
                                                                                                                           7,074,739
Toys - 2.8%
            19,500  Nintendo Co., Ltd.                                                                                     5,681,242
Transportation - Railroad - 1.2%
            43,675  Canadian National Railway Co.                                                                          2,503,628
Transportation - Services - 1.6%
            32,897  Kuehne + Nagel International A.G.                                                                      3,370,721
Web Portals/Internet Service Providers - 1.1%
             5,754  Yahoo! Japan Corp.                                                                                     2,287,231
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $195,884,924)                                                                                   197,249,400
------------------------------------------------------------------------------------------------------------------------------------
Rights - 0%
Medical Labs and Testing Services - 0%
             8,346  Eurofins Scientific* (cost $0)                                                                                10
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.0%
         8,148,993  Janus Cash Liquidity Fund LLC, 0% (cost $8,148,993)                                                    8,148,993
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $204,033,917) - 100%                                                                      $205,398,403
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

                                                                 % of Investment
Country                                                   Value       Securities
--------------------------------------------------------------------------------
Australia                                          $  8,711,802             4.2%
Belgium                                               1,988,801             1.0%
Bermuda                                               7,396,188             3.6%
Brazil                                                4,762,586             2.3%
Canada                                                4,305,461             2.1%
Cayman Islands                                                0             0.0%
Denmark                                               2,056,570             1.0%
Finland                                               2,945,123             1.4%
France                                               13,077,459             6.4%
Germany                                              13,920,851             6.8%
Hong Kong                                             8,027,767             3.9%
India                                                 2,190,263             1.1%
Ireland                                               2,761,040             1.3%
Israel                                                1,946,766             0.9%
Japan                                                34,109,230            16.6%
Jersey                                                4,061,584             2.0%
Netherlands                                           3,400,732             1.7%
Singapore                                             8,507,374             4.1%
Spain                                                 2,043,321             1.0%
Switzerland                                          25,205,463            12.3%
United Kingdom                                       45,831,029            22.3%
United States ++                                      8,148,993             4.0%
--------------------------------------------------------------------------------
Total                                              $205,398,403           100.0%

++ Includes Cash Equivalents (0.0% excluding Cash Equivalents)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** On October 20, 2009, FU JI Food & Catering Services Holdings, Ltd. filed a petition to wind up the company.

# Schedule of Fair Valued Securities (as of June 30, 2010)
--------------------------------------------------------------------------------
                                                                   Value as a %
                                                                   of Investment
                                                       Value        Securities
--------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.        $     --          0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of June 30, 2010)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Level 2 - Other Significant    Level 3 - Significant
                                                   Level 1 - Quoted Prices           Observable Inputs          Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus International Equity Fund
Common Stock
Aerospace and Defense                                              $ -                     $ 2,982,707                      $ -
Agricultural Chemicals                                               -                       4,177,764                        -
Airlines                                                             -                       4,894,145                        -
Automotive - Cars and Light Trucks                                   -                       6,693,374                        -
Brewery                                                              -                       1,988,801                        -
Building Products - Cement and Aggregate                             -                       3,207,396                        -
Cable Television                                                     -                       2,022,668                        -
Cellular Telecommunications                                          -                       4,229,920                        -
Chemicals - Diversified                                              -                       2,523,172                        -
Chemicals - Specialty                                                -                       2,203,085                        -
Commercial Banks                                                     -                       9,738,712                        -
Commercial Services                                                  -                       2,181,799                        -
Distribution/Wholesale                                               -                       5,193,103                        -
Diversified Banking Inst                                             -                      14,726,818                        -
Diversified Minerals                                                 -                       4,455,611                        -
Electric - Integrated                                                -                       6,544,080                        -
Electronic Components - Semiconductors                               -                       2,977,706                        -
Electronic Connectors                                                -                       5,552,115                        -
Electronic Measuring Instruments                                     -                       3,704,251                        -
Finance - Investment Bankers/Brokers                                 -                       2,721,255                        -
Food - Miscellaneous/Diversified                                     -                       3,044,347                        -
Food - Wholesale/Distribution                                        -                       2,250,905                        -
Industrial Gases                                                     -                       2,063,264                        -
Life and Health Insurance                                            -                       3,666,671                        -
Medical - Drugs                                                      -                       8,242,697                        -
Medical - Generic Drugs                                              -                       1,946,766                        -
Multi-Line Insurance                                                 -                       4,591,951                        -
Multimedia                                                           -                       3,003,291                        -
Oil - Field Services                                                 -                       4,250,694                        -
Oil Companies - Exploration and Production                           -                       2,640,607                        -
Oil Companies - Integrated                                           -                      16,869,597                        -
Oil Refining and Marketing                                           -                       3,239,346                        -
Photo Equipment and Supplies                                         -                       3,799,626                        -
Real Estate Operating/Development                                    -                       8,041,532                        -
REIT - Diversified                                                   -                       3,170,963                        -
Retail - Apparel and Shoe                                            -                       4,292,604                        -
Semiconductor Equipment                                              -                         985,281                        -
Soap and Cleaning Preparations                                       -                       2,934,121                        -
Telephone - Integrated                                               -                       2,777,262                        -
Tobacco                                                              -                       7,074,739                        -
Toys                                                                 -                       5,681,242                        -
Transportation - Services                                            -                       3,370,721                        -
Web Portals/Internet Service Providers                               -                       2,287,231                        -
All Other                                                    4,305,460                               -                        -

Rights                                                              10                               -                        -

Money Market                                                         -                       8,148,993                        -

Total Investments in Securities                            $ 4,305,470                   $ 201,092,933                      $ -
------------------------------------------------------------------------------------------------------------------------------------

Janus International Forty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.1%
Agricultural Chemicals - 5.6%
             5,478  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                $  472,423
Agricultural Operations - 1.9%
           167,635  Chaoda Modern Agriculture Holdings, Ltd.                                                                 163,825
Brewery - 1.1%
             1,960  Anheuser-Busch InBev N.V.                                                                                 94,135
Building - Residential and Commercial - 1.0%
            11,600  MRV Engenharia e Participacoes S.A.                                                                       81,705
Cable Television - 1.8%
               160  Jupiter Telecommunications Co., Ltd.                                                                     152,510
Chemicals - Diversified - 6.3%
            33,233  Israel Chemicals, Ltd.                                                                                   346,781
             3,948  K+S A.G.                                                                                                 181,590
                                                                                                                             528,371
Chemicals - Specialty - 1.9%
           126,000  Huabao International Holdings, Ltd.                                                                      161,108
Commercial Services - 6.1%
            24,532  Aggreko PLC                                                                                              512,068
Computers - 2.7%
             4,625  Research In Motion, Ltd. (U.S. Shares)*                                                                  227,828
Distribution/Wholesale - 3.4%
            64,000  Li & Fung, Ltd.                                                                                          286,516
Diversified Banking Institutions - 1.4%
               905  Goldman Sachs Group, Inc.                                                                                118,799
Diversified Operations - 1.0%
            26,000  China Merchants Holdings International Co., Ltd.                                                          86,435
Educational Software - 6.4%
             6,051  Blackboard, Inc.*                                                                                        225,884
            28,076  Educomp Solutions, Ltd.                                                                                  317,563
                                                                                                                             543,447
Enterprise Software/Services - 1.0%
             3,563  Temenos Group A.G.*                                                                                       85,749
Finance - Mortgage Loan Banker - 1.3%
             1,795  Housing Development Finance Corp.                                                                        112,765
Finance - Other Services - 3.0%
            23,677  BM&F Bovespa S.A.                                                                                        152,205
            15,578  IG Group Holdings PLC                                                                                     97,191
                                                                                                                             249,396
Food - Catering - 0%
           158,000  FU JI Food & Catering Services Holdings, Ltd.*,***,#                                                          --
Human Resources - 4.9%
            37,563  Capita Group PLC                                                                                         412,069
Investment Management and Advisory Services - 2.0%
            24,334  BlueBay Asset Management PLC                                                                             104,199
            19,459  GP Investments, Ltd. (BDR)*                                                                               64,917
                                                                                                                             169,116
Life and Health Insurance - 1.9%
            21,719  Prudential PLC                                                                                           162,764
Medical - Biomedical and Genetic - 6.9%
            11,455  Celgene Corp.*,**                                                                                        582,142
Oil - Field Services - 3.2%
            15,396  Petrofac, Ltd.                                                                                           270,683
Printing - Commercial - 1.1%
             1,861  VistaPrint N.V. (U.S. Shares)*                                                                            88,379
Property and Casualty Insurance - 5.9%
            23,949  Admiral Group PLC                                                                                        500,668
Real Estate Management/Services - 2.6%
             6,500  LPS Brasil Consultoria de Imoveis S.A.                                                                    82,776
           128,979  Regus PLC                                                                                                132,679
                                                                                                                             215,455
Real Estate Operating/Development - 1.1%
            25,000  Hang Lung Properties, Ltd.                                                                                95,892
Retail - Apparel and Shoe - 1.2%
            38,000  Ports Design, Ltd.                                                                                        96,823
Retail - Restaurants - 1.0%
            76,000  Ajisen China Holdings, Ltd.                                                                               84,427
Rubber/Plastic Products - 4.0%
            14,856  Jain Irrigation Systems, Ltd.*                                                                           339,549
Schools - 5.3%
             8,600  Anhanguera Educacional Participacoes S.A.                                                                130,060
            10,940  Estacio Participacoes S.A.                                                                               121,859
           946,000  Raffles Education Corp., Ltd.*                                                                           191,374
                                                                                                                             443,293
Tobacco - 1.1%
                29  Japan Tobacco, Inc.                                                                                       90,172
Transportation - Truck - 1.0%
             6,048  DSV A/S                                                                                                   86,791
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $7,693,865)                                                                                       7,515,303
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 7.8%
Enterprise Software/Services - 3.9%
$          200,000  Autonomy Corp. PLC, 3.2500%, 3/4/15                                                                      331,645
Food - Wholesale/Distribution - 3.9%
           300,000  Olam International, Ltd., 6.0000%, 10/15/16                                                              326,640
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $642,692)                                                                                        658,285
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 2.3%
Diversified Financial Services - 2.3%
            15,300  JP Morgan Chase & Co. - expires 10/28/18 (cost $206,279)                                                 193,392
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.8%
            69,002  Janus Cash Liquidity Fund LLC, 0% (cost $69,002)                                                          69,002
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,611,838) - 100%                                                                          $8,435,982
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
--------------------------------------------------------------------------------
Belgium                                           $   94,135                1.1%
Bermuda                                              609,364                7.2%
Brazil                                               568,605                6.7%
Canada                                               700,250                8.3%
Cayman Islands                                       248,252                3.0%
Denmark                                               86,791                1.0%
Germany                                              181,590                2.2%
Hong Kong                                            182,327                2.2%
India                                                769,878                9.1%
Israel                                               346,781                4.1%
Japan                                                242,682                2.9%
Jersey                                               403,361                4.8%
Netherlands                                           88,379                1.1%
Singapore                                            518,014                6.1%
Switzerland                                           85,749                1.0%
United Kingdom                                     2,120,605               25.1%
United States ++                                   1,189,219               14.1%
--------------------------------------------------------------------------------
Total                                             $8,435,982              100.0%

++ Includes Cash Equivalents (13.3% excluding Cash Equivalents)

                                                                                                Value
Schedule of Written Options - Puts
                                         Jupiter Telecommunications Co., Ltd.
                                            expires February 2011
                                            32 contracts
                                             exercise price JPY 90,000                        $ (5,071)

                                         Jupiter Telecommunications Co., Ltd.
                                            expires February 2011
                                            49 contracts
                                             exercise price JPY 90,000                          (7,789)

                                         Jupiter Telecommunications Co., Ltd.
                                            expires February 2011
                                            65 contracts
                                             exercise price JPY 90,000                         (10,332)

                                         Jupiter Telecommunications Co., Ltd.
                                            expires February 2011
                                            66 contracts
                                             exercise price JPY 90,000                         (10,557)

                                         Jupiter Telecommunications Co., Ltd.
                                            expires February 2011
                                            82 contracts
                                             exercise price JPY 90,000                         (13,014)

                                         Jupiter Telecommunications Co., Ltd.
                                            expires February 2011
                                            184 contracts
                                             exercise price JPY 90,000                         (29,111)

Total Written Options - Puts
                                         (Premiums received $44,750)                         $ (75,874)

Notes to Schedule of Investments (unaudited)

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***         On October 20, 2009, FU JI Food & Catering Services Holdings, Ltd.
            filed a petition to wind up the company.

# Schedule of Fair Valued Securities (as of June 30, 2010)
--------------------------------------------------------------------------------
                                                                  Value as a %
                                                                  of Investment
                                                     Value         Securities
--------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.         $  0            0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of June 30, 2010)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Level 2 - Other Significant    Level 3 - Significant
                                                 Level 1 - Quoted Prices          Observable Inputs           Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus International Forty Fund
Common Stock
Agricultural Operations                                                $ -                       $ 163,825                      $ -
Brewery                                                                  -                          94,135                        -
Cable Television                                                         -                         152,510                        -
Chemicals - Diversified                                                  -                         528,371                        -
Chemicals - Specialty                                                    -                         161,108                        -
Commercial Services                                                      -                         512,068                        -
Distribution/Wholesale                                                   -                         286,516                        -
Diversified Operations                                                   -                          86,435                        -
Educational Software                                               225,884                         317,563                        -
Enterprise Software/Services                                             -                          85,749                        -
Finance - Mortgage Loan Banker                                           -                         112,765                        -
Finance - Other Services                                           152,205                          97,191                        -
Human Resources                                                          -                         412,069                        -
Investment Management and Advisory Services                              -                         169,116                        -
Life and Health Insurance                                                -                         162,764                        -
Oil - Field Services                                                     -                         270,683                        -
Property and Casualty Insurance                                          -                         500,668                        -
Real Estate Management/Services                                     82,776                         132,679                        -
Real Estate Operating/Development                                        -                          95,892                        -
Retail - Apparel and Shoe                                                -                          96,823                        -
Retail - Restaurants                                                     -                          84,427                        -
Rubber/Plastic Products                                                  -                         339,549                        -
Schools                                                            251,919                         191,374                        -
Tobacco                                                                  -                          90,172                        -
Transportation - Truck                                                   -                          86,791                        -
All Other                                                        1,571,276                               -                        -

Corporate Bonds                                                          -                         658,285                        -

Warrant                                                                  -                         193,392                        -

Money Market                                                             -                          69,002                        -

Total Investments in Securities                                $ 2,284,060                     $ 6,151,922                      $ -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
------------------------------------------------------------------------------------------------------------------------------------

Janus International Forty Fund                                 $         -                     $   (75,874)                     $ -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus International Forty Fund                                      $ 574,266

Janus Long/Short Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Closed-End Mutual Fund - 2.4%
            88,000  Sprott Physical Gold Trust (cost $990,000)                                                         $  1,033,120
------------------------------------------------------------------------------------------------------------------------------------
Common Stock ** - 207.4%
Airlines - 5.6%
           116,709  UAL Corp.*                                                                                            2,399,537
Applications Software - 5.8%
           108,600  Microsoft Corp.                                                                                       2,498,886
Beverages - Wine and Spirits - 2.8%
            77,858  Diageo PLC                                                                                            1,219,796
Brewery - 2.6%
            23,426  Anheuser-Busch InBev N.V.                                                                             1,125,109
           359,335  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                   1,349
                                                                                                                          1,126,458
Cellular Telecommunications - 5.4%
           357,545  Sprint Nextel Corp.*                                                                                  1,515,991
            39,030  Vodafone Group PLC                                                                                      806,750
                                                                                                                          2,322,741
Coal - 1.8%
            19,745  Peabody Energy Corp.                                                                                    772,622
Commercial Banks - 5.0%
            26,740  ICICI Bank, Ltd. (ADR)                                                                                  966,383
            11,300  Sumitomo Mitsui Financial Group, Inc.*                                                                  319,061
            30,800  Sumitomo Mitsui Financial Group, Inc., (144A)                                                           869,653
                                                                                                                          2,155,097
Commercial Services - Finance - 1.7%
            27,480  Paychex, Inc.                                                                                           713,656
Computers - 4.6%
            16,065  International Business Machines Corp.                                                                 1,983,706
Diversified Operations - 1.9%
            22,655  Tyco International, Ltd. (U.S. Shares)                                                                  798,136
E-Commerce/Services - 1.8%
            40,175  eBay, Inc.*                                                                                             787,832
Electric - Generation - 3.4%
           339,600  NTPC, Ltd.*                                                                                           1,452,343
Electric - Integrated - 4.6%
            62,560  E.ON A.G.                                                                                             1,683,899
            23,100  Light S.A.                                                                                              269,084
                                                                                                                          1,952,983
Electric - Transmission - 1.6%
           302,179  Power Grid Corp. of India, Ltd.*                                                                        673,558
Electronic Components - Semiconductors - 1.9%
            35,190  Texas Instruments, Inc.                                                                                 819,223
Financial Guarantee Insurance - 7.0%
           157,073  Assured Guaranty, Ltd.                                                                                2,084,358
           127,028  Radian Group, Inc.                                                                                      919,683
                                                                                                                          3,004,041
Food - Miscellaneous/Diversified - 4.6%
            21,930  General Mills, Inc.                                                                                     778,954
            24,463  Nestle S.A.                                                                                           1,180,723
                                                                                                                          1,959,677
Food - Retail - 2.5%
           189,080  Tesco PLC                                                                                             1,064,466
Food - Wholesale/Distribution - 1.8%
            26,840  Sysco Corp.                                                                                             766,819
Forestry - 3.1%
            37,045  Potlatch Corp.                                                                                        1,323,618
Gold Mining - 8.5%
            17,885  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                1,087,050
            41,410  Newmont Mining Corp.                                                                                  2,556,654
                                                                                                                          3,643,704
Industrial Gases - 1.5%
             6,202  Linde A.G.                                                                                              651,148
Medical - Biomedical and Genetic - 1.8%
            15,075  Genzyme Corp.*                                                                                          765,358
Medical - Drugs - 28.2%
            27,180  Abbott Laboratories                                                                                   1,271,480
            16,140  AstraZeneca PLC (ADR)                                                                                   760,678
           127,210  Bristol-Myers Squibb Co.                                                                              3,172,618
           109,215  Forest Laboratories, Inc.*                                                                            2,995,767
            27,830  GlaxoSmithKline PLC (ADR)                                                                               946,498
            25,320  Novartis A.G.                                                                                         1,223,462
             6,283  Novo Nordisk A/S                                                                                        509,049
            84,840  Pfizer, Inc.                                                                                          1,209,818
                                                                                                                         12,089,370
Medical - Generic Drugs - 9.6%
           129,895  Mylan, Inc.*                                                                                          2,213,411
            32,135  Perrigo Co.                                                                                           1,898,214
                                                                                                                          4,111,625
Medical Products - 2.9%
            30,635  Covidien PLC (U.S. Shares)                                                                            1,230,914
Metal Processors and Fabricators - 5.4%
           128,843  AIA Engineering Ltd.*                                                                                 1,052,718
           203,027  Bharat Forge, Ltd.*                                                                                   1,254,665
                                                                                                                          2,307,383
Multimedia - 1.8%
            24,730  Walt Disney Co.                                                                                         778,995
Office Automation and Equipment - 2.0%
            38,870  Pitney Bowes, Inc.                                                                                      853,585
Oil - Field Services - 2.4%
            42,585  Halliburton Co.                                                                                       1,045,462
Oil Companies - Exploration and Production - 2.4%
            13,180  Occidental Petroleum Corp.                                                                            1,016,837
Oil Companies - Integrated - 0.8%
            22,089  BG Group PLC                                                                                            326,941
Pharmacy Services - 1.4%
            13,120  Express Scripts, Inc. - Class A*                                                                        616,902
Pipelines - 12.5%
            36,445  Kinder Morgan Management LLC*                                                                         2,062,423
            56,550  Plains All American Pipeline L.P.                                                                     3,319,485
                                                                                                                          5,381,908
Real Estate Management/Services - 1.9%
            59,105  CB Richard Ellis Group, Inc. - Class A*                                                                 804,419
Real Estate Operating/Development - 12.7%
            26,495  Brookefield Asset Management, Inc. - Class A (U.S. Shares)                                              599,317
            60,016  DB Realty Ltd.*                                                                                         484,867
            73,566  DB Realty Ltd., (144A)*                                                                                 594,337
           346,000  Hang Lung Properties, Ltd.                                                                            1,327,145
           104,693  St. Joe Co.*                                                                                          2,424,689
                                                                                                                          5,430,355
REIT - Mortgage - 0.2%
            57,925  Gramercy Capital Corp.*                                                                                  72,986
REIT - Warehouse/Industrial - 1.6%
            67,017  ProLogis                                                                                                678,882
Retail - Apparel and Shoe - 0.3%
           202,610  Trinity, Ltd. - Private Placement                                                                       135,018
Retail - Drug Store - 1.9%
            31,155  Walgreen Co.                                                                                            831,839
Retail - Major Department Stores - 3.4%
           156,732  Pantaloon Retail India, Ltd.                                                                          1,387,731
            10,103  Pantaloon Retail India, Ltd. - Class B                                                                   61,974
                                                                                                                          1,449,705
Retail - Propane Distribution - 3.8%
            35,090  Suburban Propane Partners LP                                                                          1,642,212
Semiconductor Components/Integrated Circuits - 2.9%
           127,675  Taiwan Semiconductor Manufacturing Co.,  Ltd.                                                         1,246,108
Steel - Producers - 10.1%
           110,971  Jindal Steel & Power, Ltd.*                                                                           1,477,675
            98,964  JSW Steel, Ltd.                                                                                       2,235,925
            16,130  Nucor Corp.                                                                                             617,456
                                                                                                                          4,331,056
Tobacco - 3.5%
            32,830  Philip Morris International, Inc.                                                                     1,504,927
Transportation - Railroad - 2.0%
            17,420  CSX Corp.                                                                                               864,555
Water - 2.9%
            60,160  American Water Works Co., Inc.                                                                        1,239,296
Web Portals/Internet Service Providers - 6.6%
           358,275  EarthLink, Inc.                                                                                       2,851,869
Wireless Equipment - 2.9%
           193,145  Motorola, Inc.*                                                                                       1,259,305
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $88,538,755)                                                                                    88,957,859
------------------------------------------------------------------------------------------------------------------------------------
Exchange-Traded Funds - 2.7%
Precious Metals - 2.7%
            22,010  Market Vectors - Gold Miners (ETF) (cost $739,377)                                                    1,143,640
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 1.2%
             1,176  Delta Air Lines, Inc.
                         expires September 2010
                         exercise price $14.00                                                                               53,017
             2,867  Ford Motor Co.
                         expires September 2010
                         exercise price $14.00                                                                               28,528
               243  Genzyme Corp.
                         expires July 2010
                         exercise price $57.50                                                                                  856
        14,581,578  Kospi 200 Index
                         expires December 2010
                         exercise price KRW 228.50                                                                          111,695
             1,917  Motorola, Inc.
                         expires January 2011
                         exercise price $5.00                                                                               338,758
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $1,109,565)                                                                  532,854
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 2.4%
               211  Standard & Poors 500 Index
                         expires July 2010
                         exercise price $1,025 (premiums paid $1,117,663)                                                 1,043,592
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $92,495,360) - 216.1%                                                                      92,711,065
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short  - (116.1)%
Common Stock - (44.4)%
Building Products - Air and Heating - (2.1)%
          (21,610)  Lennox International, Inc.                                                                             (898,328)
Casino Hotels - (0.8)%
          (34,425)  MGM Mirage*                                                                                            (331,857)
Coffee - (3.0)%
          (49,625)  Green Mountain Coffee Roasters, Inc.*                                                                (1,275,362)
Commercial Services - Finance - (1.2)%
          (25,600)  Moody's Corp.                                                                                          (509,952)
Computers - Memory Devices - (1.5)%
          (51,885)  STEC, Inc.*                                                                                            (651,676)
Multimedia - (3.6)%
          (43,200)  Thomson Reuters Corp.                                                                                (1,546,481)
REIT - Diversified - (0.0)%
              (99)  British Land Co. PLC                                                                                       (633)
Retail - Consumer Electronics - (3.3)%
          (35,065)  Grupo Elektra S.A. de C.V.                                                                           (1,406,158)
Schools - (22.0)%
           (6,750)  Apollo Group, Inc. - Class A*                                                                          (286,673)
          (67,050)  Bridgepoint Education, Inc.*                                                                         (1,060,060)
         (145,670)  Career Education Corp.*                                                                              (3,353,323)
         (169,815)  Corinthian Colleges, Inc.*                                                                           (1,672,678)
          (36,992)  ITT Educational Services, Inc.*                                                                      (3,071,076)
                                                                                                                         (9,443,810)
Undefined Equity - (4.0)%
          (19,800)  Retail HOLDRs Trust                                                                                  (1,701,216)
Vitamins and Nutrition Products - (3.0)%
          (38,200)  NBTY, Inc.*                                                                                          (1,299,182)
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (proceeds $26,194,177)                                                                               (19,064,655)
------------------------------------------------------------------------------------------------------------------------------------
Exchange-Traded Funds - (71.7)%
Corp/Pref-High Yield - (2.0)%
           (9,947)  iShares iBoxx $ High Yield Corporate Bond (ETF)                                                        (844,500)
Country Fund-China - (3.5)%
          (29,300)  iShares FTSE/Xinhua China 25 Index Fund (ETF)                                                        (1,146,509)
           (5,335)  SPDR S&P China ETF                                                                                     (356,165)
                                                                                                                         (1,502,674)
Emerging Market - Equity - (16.5)%
         (189,286)  iShares MSCI Emerging Markets Index (ETF)                                                            (7,064,154)
Financial Services - (8.6)%
         (191,810)  Financial Select Sector SPDR (ETF)                                                                   (2,648,896)
          (20,795)  iShares Dow Jones U.S. Financial Sector Index Fund (ETF)                                             (1,030,184)
                                                                                                                         (3,679,080)
Growth - Large Cap - (6.9)%
          (28,505)  SPDR S&P 500 ETF Trust                                                                               (2,942,286)
Health and Biotechnology - (2.5)%
          (45,800)  PowerShares Dynamic Healthcare Portfolio (ETF)                                                       (1,068,514)
International Equity - (1.5)%
          (14,255)  iShares MSCI EAFE Index Fund (ETF)                                                                     (663,000)
Internet and Telecommunication - (1.3)%
          (30,630)  iShares Dow Jones U.S. Telecommunication (ETF)                                                         (571,556)
Leisure Industry - (8.5)%
         (112,325)  Consumer Discretionary Select Sector SPDR Fund (ETF)                                                 (3,272,027)
          (26,100)  PowerShares Dynamic Leisure and Entertainment Portfolio (ETF)                                          (362,268)
                                                                                                                         (3,634,295)
Sector Fund - Technology - (5.7)%
          (68,000)  Semiconductor HOLDRs Trust (ETF)                                                                     (1,762,560)
          (33,945)  Technology Select Sector SPDR Fund (ETF)                                                               (692,478)
                                                                                                                         (2,455,038)
Undefined Equity - (14.7)%
          (20,335)  iShares S&P Global Materials Sector Index Fund (ETF)                                                 (1,065,147)
          (50,980)  Materials Select Sector SPDR Trust (ETF)                                                             (1,445,793)
         (107,130)  SPDR S&P Retail (ETF)                                                                                (3,813,828)
                                                                                                                         (6,324,768)
------------------------------------------------------------------------------------------------------------------------------------
Total Exchange-Traded Funds (proceeds $30,829,603)                                                                      (30,749,865)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $57,023,780) - (116.1)%                                                           (49,814,520)
====================================================================================================================================
Total Investments and Securities Sold Short (total cost $35,471,580) - 100%                                              42,896,545
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

                                                                 % of Investment
Country                                            Value              Securities
--------------------------------------------------------------------------------
Belgium                                     $  1,126,458                    1.2%
Bermuda                                        2,219,377                    2.4%
Brazil                                           269,084                    0.3%
Canada                                         1,686,367                    1.8%
Denmark                                          509,049                    0.6%
Germany                                        2,335,047                    2.5%
Hong Kong                                      1,327,145                    1.4%
India                                         11,642,175                   12.6%
Ireland                                        1,230,914                    1.3%
Japan                                          1,188,714                    1.3%
Switzerland                                    3,202,321                    3.5%
Taiwan, Province of China                      1,246,108                    1.3%
United Kingdom                                 5,125,130                    5.5%
United States                                 59,603,176                   64.3%
--------------------------------------------------------------------------------
Total                                       $ 92,711,065                  100.0%

              Summary of Investments by Country- (Short Positions)
                            June 30, 2010 (unaudited)

                                                                 % of Securities
Country                                            Value              Sold Short
--------------------------------------------------------------------------------
Canada                                      $ (1,546,481)                   3.1%
Mexico                                        (1,406,158)                   2.8%
United Kingdom                                      (633)                   0.0%
United States                                (46,861,248)                  94.1%
--------------------------------------------------------------------------------
Total                                       $(49,814,520)                 100.0%

Total Return Swaps outstanding at 6/30/10
                                                                                                                       Unrealized
                                                                    Return Received by the                            Appreciation/
Counterparty       Notional Amount      Return Paid by the Fund              Fund              Termination Date      (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------------
                                      Korea Power Engineering      Fed Funds Effective
Morgan Stanley     $     920,311      Co. Inc.                     minus 500 basis points              6/28/2012       $ (17,862)
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                  $ (17,862)
-----------------------------------------------------------------------------------------------------------------------------------

Schedule of Written Options - Calls                                     Value
--------------------------------------------------------------------------------
Abbott Laboratories
   expires November 2010
   165 contracts
   exercise price $52.50                                              $ (10,272)
Colgate-Palmolive Co.
   expires August 2010
   1,787 contracts
   exercise price $5.00                                                 (25,812)
Covidien PLC
   expires October 2010
   284 contracts
   exercise price $45.00                                                (20,676)
eBay, Inc.
   expires October 2010
   175 contracts
   exercise price $22.00                                                (12,260)
Genzyme Corp.
   expires October 2010
   75 contracts
   exercise price $57.50                                                 (8,369)
International Business Machines Corp.
   expires October 2010
   44 contracts
   exercise price $145.00                                                (3,170)
Microsoft Corp.
   expires July 2010
   495 contracts
   exercise price $26.00                                                 (1,095)
Mylan, Inc.
   expires August 2010
   378 contracts
   exercise price $20.00                                                 (4,002)
Nucor Corp.
   expires October 2010
   160 contracts
   exercise price $44.00                                                (12,959)
Occidental Petroleum Corp.
   expires November 2010
   136 contracts
   exercise price $95.00                                                (17,274)
Perrigo Co.
   expires August 2010
   58 contracts
   exercise price $65.00                                                 (7,073)
Philip Morris International, Inc.
   expires September 2010
   206 contracts
   exercise price $49.00                                                (20,574)
Plains All American Pipeline L.P.
   expires July 2010
   282 contracts
   exercise price $60.00                                                (14,787)
Texas Instruments, Inc.
   expires October 2010
   167 contracts
   exercise price $26.00                                                (10,911)
Tyco International, Ltd.
   expires October 2010
   113 contracts
   exercise price $39.00                                                (10,369)
UAL Corp.
   expires August 2010
   152 contracts
   exercise price $28.00                                                 (2,316)
Walgreen Co.
   expires October 2010
   155 contracts
   exercise price $29.00                                                (13,535)
Walt Disney Co., The
   expires October 2010
   123 contracts
   exercise price $36.00                                                 (8,014)
--------------------------------------------------------------------------------
Total Written Options - Calls
        (Premiums received $344,889)                                 $ (203,468)
--------------------------------------------------------------------------------
Schedule of Written Options - Puts
        Bank of America Corp.
           expires January 2011
           604 contracts
           exercise price $15.00                                     $ (135,128)
        Delta Air Lines, Inc.
           expires September 2010
          1,176 contracts
           exercise price $11.00                                       (110,704)
        Genzyme Corp.
           expires July 2010
           364 contracts
           exercise price $47.50                                        (12,835)
        iShares MSCI Emerging Market Index
           expires August 2010
           432 contracts
           exercise price $36.00                                        (68,225)
        MGM Resorts International
           expires July 2010
           344 contracts
           exercise price $11.00                                        (51,487)
        ProLogis
           expires July 2010
           635 contracts
           exercise price $11.00                                        (66,373)
        ProLogis
           expires July 2010
           619 contracts
           exercise price $12.00                                       (118,303)
        Retail HLDRs Trust
           expires August 2010
           99 contracts
           exercise price $90.00                                        (55,939)
        Standard & Poors 500 Index
           expires July 2010
           181 contracts
           exercise price $950.00                                       (81,330)
        UAL Corp.
           expires January 2011
           3,634 contracts
           exercise price $10.00                                       (244,218)
--------------------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $1,438,513)                               $ (944,542)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

ETF               Exchange-Traded Fund

PLC               Public Limited Company

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depositary Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.

** All or a portion of liquid common stock positions have been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, swap agreements and/or securities with extended settlement dates.

--------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

                                                                           Level 2 - Other
                                                                              Significant
                                                                              Observable             Level 3 - Significant
                                            Level 1 - Quoted Prices            Inputs(a)              Unobservable Inputs
Investments in Securities:
Janus Long/Short Fund
Common Stock
Beverages - Wine and Spirits                   $                 --     $             1,219,796     $                    --
Brewery                                                          --                   1,126,458                          --
Cellular Telecommunications                               1,515,991                     806,750                          --
Commercial Banks                                                 --                   2,155,097                          --
Electric - Generation                                            --                   1,452,343                          --
Electric - Integrated                                       269,084                   1,683,899                          --
Electric - Transmission                                          --                     673,558                          --
Food - Miscellaneous/Diversified                            778,954                   1,180,723                          --
Food - Retail                                                    --                   1,064,466                          --
Industrial Gases                                                 --                     651,148                          --
Medical - Drugs                                           8,649,684                   3,439,688                          --
Metal Processors and Fabricators                                 --                   2,307,383                          --
Oil Companies - Integrated                                       --                     326,941                          --
Real Estate Operating/Development                         3,024,007                   2,406,349                          --
Retail - Apparel and Shoe                                        --                     135,018                          --
Retail - Major Department Stores                                 --                   1,449,705                          --
Steel - Producers                                           617,456                   3,713,600                          --
All Other                                                48,309,761                          --                          --

Exchange-Traded Funds                                     2,176,760                          --                          --

Total Investments in Securities:               $         65,341,697     $            25,792,922                          --

Investments in Securities Sold Short:
Janus Long/Short Fund
Common Stock
REIT - Diversified                             $                 --     $                  (633)    $                    --
Retail - Consumer Electronics                                    --                  (1,406,158)                         --
All Other                                               (17,657,864)                         --                          --

Exchange-Traded Funds                                   (27,807,579)                 (2,942,286)                         --

Total Investments in Securities Sold Short:    $        (45,465,443)    $            (4,349,077)    $                    --

Investments in Purchased Options:
Janus Long/Short Fund                                       341,344                   1,235,102                          --
---------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Long/Short Fund                                       (15,882)                 (1,149,990)                         --
---------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                           Aggregate Value
------------------------------------------------------------------------------
Janus Long/Short Fund                                            $  539,948
------------------------------------------------------------------------------

Janus Orion Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.1%
Agricultural Chemicals - 1.2%
         1,908,940  Intrepid Potash, Inc.*                                                                           $   37,357,956
Airlines - 1.6%
         2,483,455  UAL Corp.*                                                                                           51,059,835
Applications Software - 2.0%
         3,628,907  Quest Software, Inc.*                                                                                65,465,482
Beverages - Non-Alcoholic - 1.1%
           888,735  Hansen Natural Corp.*                                                                                34,758,426
Building - Residential and Commercial - 0.8%
         3,786,300  MRV Engenharia e Participacoes S.A.**                                                                26,668,813
Chemicals - Diversified - 1.0%
         3,052,951  Israel Chemicals, Ltd.                                                                               31,857,018
Commercial Banks - 3.0%
         2,246,100  Banco Do Brasil S.A.**                                                                               30,682,386
         3,489,581  ICICI Bank, Ltd.                                                                                     63,996,638
                                                                                                                         94,679,024
Computers - 5.2%
           881,600  International Business Machines Corp.**                                                             108,859,968
         1,139,420  Research In Motion, Ltd. (U.S. Shares)*                                                              56,127,829
                                                                                                                        164,987,797
Computers - Integrated Systems - 1.3%
         1,344,560  Micros Systems, Inc.*                                                                                42,851,127
Distribution/Wholesale - 2.4%
         2,313,115  Wesco International, Inc.*,#                                                                         77,882,582
Diversified Banking Institutions - 3.3%
         4,519,995  Morgan Stanley                                                                                      104,909,084
Diversified Operations - 3.4%
         9,958,000  China Resources Enterprise, Ltd.                                                                     36,716,903
         1,770,520  Illinois Tool Works, Inc.                                                                            73,087,066
                                                                                                                        109,803,969
E-Commerce/Services - 3.2%
         5,306,635  eBay, Inc.* ,**                                                                                     104,063,112
Electronic Components - Miscellaneous - 2.2%
         2,731,973  Tyco Electronics, Ltd. (U.S. Shares)**                                                               69,337,475
Electronic Components - Semiconductors - 3.4%
         4,160,425  Micron Technology, Inc.*                                                                             35,322,008
        11,666,471  ON Semiconductor Corp.*                                                                              74,432,085
                                                                                                                        109,754,093
Entertainment Software - 2.1%
         4,674,445  Electronic Arts, Inc.*                                                                               67,312,008
Finance - Other Services - 0.9%
           105,503  CME Group, Inc.                                                                                      29,704,370
Hospital Beds and Equipment - 1.2%
         1,216,675  Hill-Rom Holdings, Inc.                                                                              37,023,420
Internet Gambling - 1.1%
        10,844,126  PartyGaming PLC*,**                                                                                  34,394,294
Medical - Biomedical and Genetic - 2.4%
           860,625  Celgene Corp.*                                                                                       43,736,962
           968,505  Vertex Pharmaceuticals, Inc.*                                                                        31,863,815
                                                                                                                         75,600,777
Medical - Drugs - 7.5%
         3,752,285  Biovail Corp.                                                                                        72,193,964
         5,448,510  Bristol-Myers Squibb Co.**                                                                          135,885,840
         4,055,630  King Pharmaceuticals, Inc.*                                                                          30,782,232
                                                                                                                        238,862,036
Medical Instruments - 3.0%
         2,702,275  St. Jude Medical, Inc.*,**                                                                           97,525,105
Medical Labs and Testing Services - 1.0%
           644,150  Quest Diagnostics, Inc.                                                                              32,059,346
Medical Products - 5.2%
         2,813,220  Johnson & Johnson**                                                                                 166,148,773
Metal - Diversified - 2.1%
         5,194,845  Ivanhoe Mines, Ltd.*                                                                                 67,308,947
Multi-Line Insurance - 1.6%
        22,275,467  Fortis**                                                                                             49,745,166
Networking Products - 2.0%
         3,029,290  Cisco Systems, Inc.*                                                                                 64,554,170
Oil Companies - Exploration and Production - 6.8%
         1,142,675  Anadarko Petroleum Corp.                                                                             41,239,141
           861,877  Cobalt International Energy, Inc.*                                                                    6,420,984
           881,195  Occidental Petroleum Corp.                                                                           67,984,194
         3,351,600  OGX Petroleo e Gas Participacoes S.A.*,**                                                            31,055,002
         1,621,070  Ultra Petroleum Corp. (U.S. Shares)*                                                                 71,732,348
                                                                                                                        218,431,669
Real Estate Management/Services - 1.9%
           935,714  Jones Lang LaSalle, Inc.                                                                             61,420,267
Real Estate Operating/Development - 0.6%
         2,674,083  Rossi Residencial S.A.**                                                                             19,279,479
Retail - Apparel and Shoe - 2.3%
         2,558,290  Limited Brands, Inc.                                                                                 56,461,460
         4,915,170  Pacific Sunwear of California, Inc.*,#                                                               15,728,544
                                                                                                                         72,190,004
Semiconductor Components/Integrated Circuits - 4.6%
        21,347,354  Atmel Corp.*                                                                                        102,467,299
         2,870,075  Marvell Technology Group, Ltd.*                                                                      45,232,382
                                                                                                                        147,699,681
Shipbuilding - 1.2%
           143,200  OSX Brasil SA*,**                                                                                    37,297,866
Steel - Producers - 1.4%
        14,689,454  Al Ezz Steel Rebars S.A.E.*                                                                          45,120,640
Telecommunication Equipment - 1.3%
         6,490,600  Tellabs, Inc.                                                                                        41,474,934
Transportation - Marine - 1.1%
           935,884  Tidewater, Inc.                                                                                      36,237,428
Web Portals/Internet Service Providers - 4.9%
        11,368,810  Yahoo!, Inc.*,**                                                                                    157,230,642
Wireless Equipment - 6.8%
         5,265,746  Crown Castle International Corp.*,**                                                                196,201,696
           673,240  SBA Communications Corp. - Class A*                                                                  22,896,892
                                                                                                                        219,098,588
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,982,238,280)                                                                              3,141,155,403
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.9%
            24,000  iShares Russell 2000(R) Index**
                    expires August 2010
                    exercise price $63.00                                                                                10,444,822
            15,000  iShares Russell 2000(R) Index**
                    expires September 2010
                    exercise price $61.00                                                                                 6,924,499
             2,000  S&P 500(R) Index
                    expires September 2010
                    exercise price $1,025.00                                                                              9,891,872
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (Premiums paid $21,076,000)                                                              27,261,193
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.9%
        61,860,000  Janus Cash Liquidity Fund LLC, 0% (cost $61,860,000)                                                 61,860,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,065,174,280) - 100.9%                                                               $3,230,276,596
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.9)%
Casino Hotels - (0.5)%
         (189,385)  Wynn Resorts, Ltd.                                                                                  (14,444,394)
Computers - Integrated Systems - (0.4)%
         (456,760)  Terdata Corp.*                                                                                      (13,922,045)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $25,843,973)                                                                      (28,366,439)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $3,039,330,307) - 100.0%                                     $3,201,910,157

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                             49,745,166              1.5%
Bermuda                                             45,232,382              1.4%
Brazil                                             144,983,547              4.5%
Canada                                             267,363,087              8.3%
Egypt                                               45,120,640              1.4%
Gibraltar                                           34,394,294              1.1%
Hong Kong                                           36,716,903              1.1%
India                                               63,996,638              2.0%
Israel                                              31,857,018              1.0%
Switzerland                                         69,337,475              2.1%
United States++                                  2,441,529,446             75.6%
--------------------------------------------------------------------------------
Total                                           $3,230,276,596            100.0%

++Includes Cash Equivalents (73.7% excluding Cash Equivalents).

              Summary of Investments by Country - (Short Positions)
                            June 30, 2010 (unaudited)

Country                                                  Value   % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                      (28,366,439)           100.0%
--------------------------------------------------------------------------------
Total                                             $(28,366,439)           100.0%

Janus Orion Fund
Forward Currency Contracts, Open
as of June 30, 2010

                                                  Currency Units Sold         Currency Value               Unrealized
Currency Sold and Settlement Date                                                  in U.S. $              Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------
Brazilian Real 7/29/10                                        33,875,000        $ 18,682,677           $     (205,068)
Brazilian Real 8/12/10                                        34,488,000          18,960,608                  371,231
British Pound 7/29/10                                          5,300,000           7,917,428                 (191,088)
British Pound 8/5/10                                           4,397,000           6,568,471                 (108,662)
British Pound 8/12/10                                          4,000,000           5,975,411                  (44,811)
Euro 7/29/10                                                   6,832,000           8,354,493                   33,153
Euro 8/5/10                                                   15,717,000          19,220,167                  108,914
Euro 8/12/10                                                  11,579,000          14,160,355                  173,868
----------------------------------------------------------------------------------------------------------------------
Total                                                                           $ 99,839,610             $    137,537

Schedule of Written Options - Calls                                                                  Value
---------------------------------------------------------------------------------------------------------------
                                       International Business Machines Corp.
                                       expires January 2010
                                       4,000 contracts
                                       exercise price $140.00                                    $ (1,317,823)

                                       iShares Russell 2000(R) Index
                                       expires July 2010
                                       21,500 contracts
                                       exercise price $70.00                                          (48,459)

                                       S&P 500(R) Index
                                       expires September 2010
                                       2,000 contracts
                                       exercise price $1,125.00                                    (3,000,000)
---------------------------------------------------------------------------------------------------------------
Total Written Options - Calls          (Premiums received $6,428,000)                             $(4,366,282)

Schedule of Written Options - Puts                                                                   Value
---------------------------------------------------------------------------------------------------------------
                                       Apple, Inc.
                                       expires October 2010
                                       777 contracts
                                       exercise price $210.00                                      $ (682,807)

                                       Brookfield Asset Management Corp.
                                       expires August 2010
                                       7,595 contracts
                                       exercise price $22.50                                         (839,599)

                                       Goldman Sachs Group, Inc.
                                       expires July 2010
                                       712 contracts
                                       exercise price $120.00                                         (87,860)

                                       Goldman Sachs Group, Inc.
                                       expires July 2010
                                       683 contracts
                                       exercise price $125.00                                        (144,450)

                                       Illinois Tool Works
                                       expires August 2010
                                       3,096 contracts
                                       exercise price $37.50                                         (316,498)

                                       International Business Machines Corp.
                                       expires January 2011
                                       4,000 contracts
                                       exercise price $100.00                                      (1,442,567)

                                       Intrepid Potash, Inc.
                                       expires August 2010
                                       4,608 contracts
                                       exercise price $18.00                                         (338,496)

                                       iShares Russell 2000(R) Index
                                       expires August 2010
                                       24,000 contracts
                                       exercise price $57.00                                       (4,772,362)

                                       iShares Russell 2000(R) Index
                                       expires September 2010
                                       15,000 contracts
                                       exercise price $54.00                                       (3,443,057)

                                       Monsanto Co.
                                       expires July 2010
                                       1,108 contracts
                                       exercise price $45.00                                         (108,891)

                                       Mylan, Inc.
                                       expires July 2010
                                       6,122 contracts
                                       exercise price $16.00                                         (137,503)

                                       ON Semiconductor Corp.
                                       expires July 2010
                                       16,325 contracts
                                       exercise price $6.00                                          (236,314)

                                       ON Semiconductor Corp.
                                       expires July 2010
                                       16,325 contracts
                                       exercise price $6.00                                          (236,314)

                                       S&P 500(R) Index
                                       expires September 2010
                                       2,000 contracts
                                       exercise price $850.00                                      (2,600,000)

                                       S&P 500(R) Index
                                       expires September 2010
                                       2,000 contracts
                                       exercise price $900.00                                      (4,000,000)

                                       Vertex Pharmaceuticals, Inc.
                                       expires August 2010
                                       3,871 contracts
                                       exercise price $30.00                                         (367,745)

                                       Vistaprint N.V.
                                       expires July 2010
                                       2,000 contracts
                                       exercise price $47.50                                         (314,592)

                                       Yahoo!, Inc.
                                       expires August 2010
                                       11,060 contracts
                                       exercise price $12.00                                         (229,577)

                                       Yahoo!, Inc.
                                       expires August 2010
                                       10,210 contracts
                                       exercise price $13.00                                         (456,531)

---------------------------------------------------------------------------------------------------------------
Total Written Options - Puts           (Premiums received $16,207,966)                          $ (20,518,849)
---------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.


Effective July 1, 2010, Janus Orion Fund changed its name to Janus Global Select Fund.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2010.

------------------------------------------------------------------------------------------------------------------------------------
                                  Purchases                        Sales                  Realized       Dividend        Value
                           Shares          Cost           Shares          Cost           Gain/(Loss)      Income       at 6/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund
Pacific Sunwear of
California, Inc.          4,915,170     $18,619,178               -               $-               $ -          $ -     $15,728,544
------------------------------------------------------------------------------------------------------------------------------------
Wesco International,
Inc.                      1,933,295      54,508,466         883,000       25,826,890         5,425,307            -      77,882,582
------------------------------------------------------------------------------------------------------------------------------------
                          6,848,465      73,127,664         883,000       25,826,890         5,425,307            -      93,611,126
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary
(as of June 30, 2010)
                                                      Level 1 - Quoted       Level 2 - Other Significant       Level 3 - Significant
                                                      Prices                 Observable Inputs                 Unobservable Inputs
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:

Janus Orion Fund

Common Stock

Chemicals- Diversified                                              -                        31,857,018                        -

Commercial Banks                                           30,682,386                        63,996,638                        -

Diversified Operations                                     73,087,066                        36,716,903                        -

Internet Gambling                                                   -                        34,394,294                        -

Multi-Line Insurance                                                -                        49,745,166                        -

Steel-Producers                                                     -                        45,120,640                        -

All Other                                               2,775,555,292                                 -                        -


Money Market                                                        -                        61,860,000                        -


Total Investments in Securities                        $2,879,324,744                      $323,690,659                       $-
------------------------------------------------------------------------------------------------------------------------------------

Investments in Purchased Options:

Janus Orion Fund                                                   $-                       $27,261,193                       $-
------------------------------------------------------------------------------------------------------------------------------------

Investments in Securities Sold Short:

Janus Orion Fund                                        $(28,366,439)                                $-                       $-
------------------------------------------------------------------------------------------------------------------------------------

Other Financial Instruments(a):

Janus Orion Fund                                                   $-                     $(24,747,594)                       $-
------------------------------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                                  $ 729,814,185

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 95.4%
Agricultural Chemicals - 1.5%
         1,932,520  Potash Corporation of Saskatchewan, Inc.                                                         $   166,487,606
            32,025  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                 2,761,836
                                                                                                                         169,249,442
Agricultural Operations - 1.8%
       188,481,502  Chaoda Modern Agriculture Holdings, Ltd.@                                                            184,197,919
        16,576,975  China Green Holdings, Ltd.                                                                            16,620,932
                                                                                                                         200,818,851
Airlines - 10.8%
        70,098,125  British Airways PLC*,@                                                                               203,400,278
        10,583,665  Continental Airlines, Inc. - Class B*,@                                                              232,840,630
        26,210,806  Delta Air Lines, Inc.*,@                                                                             307,976,971
        16,858,794  Deutsche Lufthansa A.G.**                                                                            232,266,486
        14,556,000  Singapore Airlines, Ltd.                                                                             150,847,542
         3,349,115  UAL Corp.*                                                                                            68,857,804
                                                                                                                       1,196,189,711
Automotive - Cars and Light Trucks - 5.9%
         5,178,836  Daimler A.G.**                                                                                       262,210,237
        38,807,056  Ford Motor Co.*                                                                                      391,175,124
                                                                                                                         653,385,361
Building - Residential and Commercial - 1.4%
        22,209,400  MRV Engenharia e Participacoes S.A.                                                                  156,431,961
Casino Hotels - 1.0%
        17,047,273  Crown, Ltd.                                                                                          110,458,826
Chemicals - Diversified - 0.4%
         3,752,165  Israel Chemicals, Ltd.                                                                                39,153,196
Commercial Banks - 3.8%
        33,159,396  Anglo Irish Bank Corp., Ltd.*,**,#                                                                             0
        27,469,567  Banco de Oro Unibank, Inc.*                                                                           28,084,942
           564,170  Banco de Oro Unibank, Inc. (GDR)*                                                                     11,532,416
        15,922,800  Commercial Bank of Ceylon PLC                                                                         25,015,089
            72,000  Hatton National Bank, Ltd. (GDR)*                                                                      1,787,760
         7,303,700  Hatton National Bank PLC                                                                              18,054,191
         9,099,468  Punjab National Bank, Ltd.                                                                           203,524,984
         2,625,108  State Bank of India, Ltd.                                                                            129,318,609
                                                                                                                         417,317,991
Computers - 0.7%
         1,558,433  Research In Motion, Ltd. (U.S. Shares)*                                                               76,768,410
Distribution/Wholesale - 6.4%
       160,166,090  Li & Fung, Ltd.                                                                                      717,033,598
Diversified Banking Institutions - 5.3%
        20,852,077  Bank of America Corp.                                                                                299,644,346
         2,784,520  Credit Suisse Group A.G.                                                                             104,686,721
         2,170,715  Deutsche Bank A.G.**                                                                                 122,713,569
         2,109,970  Julius Baer Group, Ltd.                                                                               60,092,089
                                                                                                                         587,136,725
Diversified Operations - 0.9%
         5,125,015  MAX India, Ltd.*                                                                                      16,891,391
        75,292,535  Melco International Development, Ltd.*,@                                                              29,675,019
         1,003,843  Orascom Development Holding A.G.*                                                                     55,689,950
                                                                                                                         102,256,360
Diversified Operations - Commercial Services - 1.1%
        64,902,100  John Keells Holdings PLC@                                                                            117,010,507
Electric Products - Miscellaneous - 1.2%
         1,736,198  LG Electronics, Inc.                                                                                 132,600,586
Electronic Components - Semiconductors - 3.7%
        99,666,756  ARM Holdings PLC@                                                                                    412,304,927
Electronic Connectors - 0.5%
           559,000  Hirose Electric Co., Ltd.**                                                                           51,046,583
Finance - Investment Bankers/Brokers - 1.3%
        26,318,800  Nomura Holdings, Inc.**                                                                              144,104,951
Finance - Mortgage Loan Banker - 0.5%
           884,774  Housing Development Finance Corp.                                                                     55,583,239
Finance - Other Services - 0.1%
         2,374,248  IG Group Holdings PLC                                                                                 14,812,964
Food - Catering - 0%
        24,630,000  FU JI Food & Catering Services Holdings, Ltd.*,***,##                                                          0
Gambling - Non-Hotel - 0%
       221,658,489  Amax Entertainment Holdings, Ltd.*,@                                                                   2,648,777
Hotels and Motels - 2.1%
       129,465,165  Shangri-La Asia, Ltd.                                                                                238,599,657
Investment Management and Advisory Services - 0.3%
         8,717,949  BlueBay Asset Management PLC                                                                          37,330,336
Life and Health Insurance - 0.8%
        12,492,895  Prudential PLC                                                                                        93,622,881
Medical - Biomedical and Genetic - 1.6%
         3,508,585  Celgene Corp.*                                                                                       178,306,290
Medical - Drugs - 1.3%
         7,676,515  Biovail, Corp.                                                                                       147,696,149
Metal - Diversified - 0.9%
         7,784,960  Ivanhoe Mines, Ltd.*                                                                                 100,868,739
Multi-Line Insurance - 0.6%
         8,421,356  ING Groep N.V.*,**                                                                                    62,516,712
Oil Companies - Exploration and Production - 2.6%
         8,043,787  Cairn Energy PLC*                                                                                     49,206,854
         2,589,963  Niko Resources, Ltd.@                                                                                240,939,807
                                                                                                                         290,146,661
Oil Companies - Integrated - 1.2%
         3,992,780  Petroleo Brasileiro S.A. (ADR)                                                                       137,032,210
Oil Field Machinery and Equipment - 0.4%
         5,319,132  Wellstream Holdings PLC@                                                                              39,266,627
Oil Refining and Marketing - 10.8%
         5,798,026  Neste Oil OYJ**                                                                                       84,227,561
         8,265,975  Petroplus Holdings A.G.@                                                                             121,769,495
        27,279,659  Reliance Industries, Ltd.                                                                            635,701,913
        19,745,545  Valero Energy Corp.                                                                                  355,024,899
                                                                                                                       1,196,723,868
Power Converters and Power Supply Equipment - 0.3%
         4,230,245  Suntech Power Holdings Co., Ltd. (ADR)*                                                               38,791,347
Property and Casualty Insurance - 1.8%
        12,244,121  Reliance Capital, Ltd.                                                                               199,081,689
Real Estate Operating/Development - 10.9%
       156,018,120  Ayala Land, Inc.                                                                                      44,105,144
       113,161,994  CapitaLand, Ltd.                                                                                     288,599,645
       188,951,000  China Overseas Land & Investment, Ltd.                                                               351,992,387
        10,745,005  Cyrela Brazil Realty S.A.                                                                            116,173,482
         3,506,511  Cyrela Commercial Properties S.A. Empreendimentos e Participacoes                                     19,276,580
        66,617,000  Hang Lung Properties, Ltd.                                                                           255,521,488
        13,253,080  PDG Realty S.A. Empreendimentos e Participacoes                                                      111,929,587
         4,039,161  Rossi Residencial S.A.                                                                                29,121,355
                                                                                                                       1,216,719,668
Retail - Apparel and Shoe - 0.1%
        21,602,855  Trinity, Ltd. - Private Placement                                                                     14,396,012
Retail - Consumer Electronics - 0.9%
         1,521,760  Yamada Denki Co., Ltd.**                                                                              99,358,117
Retail - Miscellaneous/Diversified - 0.8%
         9,327,414  SM Investments Corp.                                                                                  83,791,091
Semiconductor Equipment - 1.7%
         6,903,538  ASML Holding N.V.**                                                                                  189,558,428
Steel - Producers - 0.9%
         1,943,424  ArcelorMittal**                                                                                       51,681,280
         3,962,700  Tokyo Steel Manufacturing Co., Ltd.**                                                                 45,879,131
                                                                                                                          97,560,411
Sugar - 2.1%
        12,253,642  Bajaj Hindusthan, Ltd.@                                                                               30,467,842
         1,149,300  Bajaj Hindusthan, Ltd. (GDR)                                                                           2,857,312
         5,735,700  Cosan S.A. Industria e Comercio*                                                                      71,771,741
        14,108,974  Cosan, Ltd. - Class A*,@                                                                             131,777,816
                                                                                                                         236,874,711
Telecommunication Equipment - 0%
               119  Nortel Networks Corp. (U.S. Shares)*                                                                           4
Telecommunication Services - 0.4%
        11,583,898  Reliance Communications, Ltd.*                                                                        49,070,754
Toys - 2.8%
         1,056,700  Nintendo Co., Ltd.**                                                                                 307,865,054
Web Portals/Internet Service Providers - 1.8%
        14,655,030  Yahoo!, Inc.*                                                                                        202,679,065
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,413,397,831)                                                                              10,614,169,447
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 4.6%
       513,136,860  Janus Cash Liquidity Fund LLC, 0% (cost $513,136,860)                                                513,136,860
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $9,926,534,691) - 100%                                                                 $11,127,306,307
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Australia                                        $ 110,458,826              1.0%
Bermuda                                          1,121,076,793             10.1%
Brazil                                             641,736,915              5.8%
Canada                                             735,522,549              6.6%
Cayman Islands                                     222,989,266              2.0%
Finland                                             84,227,561              0.8%
Germany                                            617,190,292              5.5%
Hong Kong                                          637,188,895              5.7%
India                                            1,322,497,733             11.9%
Ireland                                                      0              0.0%
Israel                                              39,153,196              0.3%
Japan                                              648,253,836              5.8%
Luxembourg                                          51,681,280              0.5%
Netherlands                                        252,075,139              2.3%
Philippines                                        167,513,593              1.5%
Republic of Korea                                  132,600,586              1.2%
Singapore                                          439,447,188              3.9%
Sri Lanka                                          161,867,547              1.5%
Switzerland                                        342,238,254              3.1%
United Kingdom                                     849,944,868              7.6%
United States ++                                 2,549,641,990             22.9%
--------------------------------------------------------------------------------
Total                                         $ 11,127,306,307            100.0%

++ Includes Cash Equivalents (18.3% excluding Cash Equivalents)

Forward Currency Contracts, Open
June 30, 2010 (unaudited)

Currency Sold and Settlement Date                Currency Units Sold    Currency Value in U.S.$         Unrealized Gain/Loss
-----------------------------------------------------------------------------------------------------------------------------
Euro 7/29/2010                                              51,900,000            $  63,465,776            $         180,232
Euro 8/5/2010                                               43,500,000               53,195,728                      301,442
Euro 8/12/2010                                              49,000,000               59,923,776                      735,775
Japanese Yen 7/29/2010                                  15,000,000,000              169,771,966                   (6,052,254)
Japanese Yen 8/5/2010                                   13,000,000,000              147,151,999                   (4,473,596)
Japanese Yen 8/12/2010                                  17,000,000,000              192,450,053                   (6,183,385)
-----------------------------------------------------------------------------------------------------------------------------
Total                                                   45,144,400,000            $ 685,959,298            $     (15,491,786)

Total Return Swaps outstanding at June 30, 2010

 Counterparty      Notional       Return Paid by the Fund     Return Received by the Fund  Termination    Unrealized Appreciation
                    Amount                                                                     Date
-----------------------------------------------------------------------------------------------------------------------------------
   UBS A.G.      $92,418,329       3- month LIBOR plus 85         Sberbank of Russian         6/30/10           $ 5,545,309
                                       basis points                   Federation
-----------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

***         On October 20, 2009, FU JI Food & Catering Services Holdings, Ltd.
            filed a petition to wind up the company.

# On January 23, 2009, Anglo Irish Bank Corporation PLC was acquired by the Republic of Ireland. The Fund's investment in this issuer, as reflected in the Schedule of Investments, exposes investors to the negative (or positive) performance resulting from this and other events.

## Schedule of Fair Valued Securities (as of June 30, 2010)
--------------------------------------------------------------------------------
                                                                   Value as a %
                                                                   of Investment
                                                     Value          Securities
--------------------------------------------------------------------------------
FU JI Food & Catering Services Holdings, Ltd.         $ -              0.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

@ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2010.

                                       Purchases                       Sales              Realized        Dividend         Value
                                  Shares       Cost           Shares          Cost       Gain/(Loss)       Income        at 6/30/10
------------------------------------------------------------------------------------------------------------------------------------
Amax Entertainment
Holdings, Ltd.                         -- $           --     57,289,252 $    9,655,320 $   (8,881,406) $           -- $    2,648,777
ARM Holdings PLC                       --             --             --             --             --              --    412,304,927

Bajaj Hindusthan, Ltd.          5,590,729     26,708,536             --             --             --         189,037     30,467,842

British Airways PLC            28,513,858    103,713,162             --             --             --              --    203,400,278
Chaoda Modern Agriculture
Holdings, Ltd.                         --             --        106,000         79,052         26,217       1,216,709    184,197,919
Continental Airlines, Inc. -
Class B                                --             --      1,334,345     13,150,864     16,358,128              --    232,840,630

Cosan, Ltd. - Class A                  --             --             --             --             --              --    131,777,816

Delta Air Lines, Inc.             981,600      8,425,915     17,588,019    137,484,779     96,356,814              --    307,976,971
Eurodekania, Ltd. - Private
Placement (U.S. Shares)                --             --      1,570,746     20,595,554    (20,072,575)             --             --

John Keells Holdings PLC       64,902,100     94,801,160             --             --             --       1,139,133    117,010,507
Kingdom Hotel Investments
(GDR)                                  --             --     15,933,523     87,711,344     (8,641,236)             --             --
Melco International
Development, Ltd.                      --             --             --             --             --              --     29,675,019

Niko Resources, Ltd.              831,200     73,894,068             --             --             --         190,376    240,939,807

Petroplus Holdings A.G.         8,265,975    158,048,306             --             --             --              --    121,769,495

SunPower Corp. - Class A               --             --      2,629,880    114,126,443    (66,028,475)             --             --

Wellstream Holdings PLC                --             --             --             --             --         457,435     39,266,627
------------------------------------------------------------------------------------------------------------------------------------
                                          $  465,591,147                $  382,803,356 $    9,117,467  $    3,192,690 $2,054,276,616

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

------------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of June 30, 2010)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Level 2 - Other Significant    Level 3 - Significant
                                                  Level 1 - Quoted Prices         Observable Inputs           Unobservable Inputs
====================================================================================================================================
Investments in Securities:
Janus Overseas Fund
Common Stock
Agricultural Operations                                                $ -                   $ 200,818,851                      $ -
Airlines                                                       609,675,405                     586,514,306                        -
Automotive - Cars and Light Trucks                             391,175,124                     262,210,237                        -
Casino Hotels                                                            -                     110,458,826                        -
Chemicals - Diversified                                                  -                      39,153,196                        -
Commercial Banks                                                         -                     417,317,991                        -
Distribution/Wholesale                                                   -                     717,033,598                        -
Diversified Banking Inst                                       299,644,346                     287,492,379                        -
Diversified Operations                                                   -                     102,256,360                        -
Diversified Operations - Commercial Services                             -                     117,010,507                        -
Electric Products - Miscellaneous                                        -                     132,600,586                        -
Electronic Components - Semiconductors                                   -                     412,304,927                        -
Electronic Connectors                                                    -                      51,046,583                        -
Finance - Investment Bankers/Brokers                                     -                     144,104,951                        -
Finance - Mortgage Loan Banker                                           -                      55,583,239                        -
Finance - Other Services                                                 -                      14,812,964                        -
Gambling - Non-Hotel                                                     -                       2,648,777                        -
Hotels and Motels                                                        -                     238,599,657                        -
Investment Management and Advisory Services                              -                      37,330,336                        -
Life and Health Insurance                                                -                      93,622,881                        -
Multi-Line Insurance                                                     -                      62,516,712                        -
Oil Companies - Exploration and Production                     240,939,807                      49,206,854                        -
Oil Companies - Integrated                                               -                     137,032,210                        -
Oil Field Machinery and Equipment                                        -                      39,266,627                        -
Oil Refining and Marketing                                     355,024,899                     841,698,969                        -
Power Converters and Power Supply Equipment                              -                      38,791,347                        -
Property and Casualty Insurance                                          -                     199,081,689                        -
Real Estate Operating/Development                              276,501,003                     940,218,666                        -
Retail - Apparel and Shoe                                                -                      14,396,012                        -
Retail - Consumer Electronics                                            -                      99,358,117                        -
Retail - Miscellaneous/Diversified                                       -                      83,791,091                        -
Semiconductor Equipment                                                  -                     189,558,428                        -
Steel - Producers                                                        -                      97,560,411                        -
Sugar                                                          203,549,558                      33,325,154                        -
Telecommunication Services                                               -                      49,070,754                        -
Toys                                                                     -                     307,865,054                        -
All Other                                                    1,032,000,058                               -                        -

Money Market                                                             -                     513,136,860                        -

Total Investments in Securities                            $ 3,408,510,200                 $ 7,718,796,107                      $ -
------------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
Janus Overseas Fund                                                    $ -                   $ (9,946,477)                      $ -
------------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                              $ 1,674,028,108

Janus Research Core Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 100%
Aerospace and Defense - 0.5%
           551,999  BAE Systems PLC**                                                                                   $  2,564,070
Aerospace and Defense - Equipment - 2.3%
           184,281  United Technologies Corp.                                                                             11,961,680
Airlines - 2.1%
           417,630  Ryanair Holdings PLC (ADR)*,**                                                                        11,313,597
Apparel Manufacturers - 1.0%
           139,545  Coach, Inc.                                                                                            5,100,370
Athletic Footwear - 2.4%
           188,388  NIKE, Inc. - Class B                                                                                  12,725,609
Brewery - 1.5%
           165,957  Anheuser-Busch InBev N.V.**                                                                            7,970,621
           200,168  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                   751
                                                                                                                           7,971,372
Building - Residential and Commercial - 2.2%
            18,047  NVR, Inc.*                                                                                            11,821,326
Cellular Telecommunications - 0.5%
            56,440  America Movil S.A.B. de C.V. - Series L (ADR)                                                          2,680,900
Commercial Banks - 0.9%
           135,510  ICICI Bank, Ltd. (ADR)                                                                                 4,897,331
Computers - 2.6%
            55,437  Apple, Inc.*                                                                                          13,944,069
Containers - Metal and Glass - 1.5%
           306,771  Crown Holdings, Inc.*                                                                                  7,681,546
Cosmetics and Toiletries - 3.6%
           205,858  Colgate-Palmolive Co.                                                                                 16,213,376
            49,335  Procter & Gamble Co.                                                                                   2,959,113
                                                                                                                          19,172,489
Distribution/Wholesale - 0.9%
            93,070  Fastenal Co.                                                                                           4,671,183
Diversified Banking Institutions - 11.1%
         1,463,618  Bank of America Corp.                                                                                 21,032,190
            53,947  Goldman Sachs Group, Inc.                                                                              7,081,623
           574,005  JPMorgan Chase & Co.                                                                                  21,014,322
           423,237  Morgan Stanley                                                                                         9,823,331
                                                                                                                          58,951,466
Diversified Operations - 3.2%
            99,045  Danaher Corp.                                                                                          3,676,550
           317,601  Illinois Tool Works, Inc.                                                                             13,110,570
                                                                                                                          16,787,120
E-Commerce/Services - 0.9%
           251,642  eBay, Inc.*                                                                                            4,934,700
Electric - Generation - 1.0%
           541,039  AES Corp.*                                                                                             4,999,200
Electronic Components - Miscellaneous - 1.1%
           225,904  Tyco Electronics, Ltd. (U.S. Shares)**                                                                 5,733,444
Enterprise Software/Services - 2.2%
           538,089  Oracle Corp.                                                                                          11,547,390
Finance - Other Services - 0.7%
            12,932  CME Group, Inc.                                                                                        3,641,005
Food - Miscellaneous/Diversified - 0.5%
            71,300  General Mills, Inc.                                                                                    2,532,576
Independent Power Producer - 2.3%
           576,414  NRG Energy, Inc.*                                                                                     12,225,741
Life and Health Insurance - 2.1%
           195,205  AFLAC, Inc.                                                                                            8,329,397
           377,316  Prudential PLC**                                                                                       2,827,640
                                                                                                                          11,157,037
Medical - Biomedical and Genetic - 3.7%
            67,969  Celgene Corp.*                                                                                         3,454,185
           132,623  Genzyme Corp.*                                                                                         6,733,270
           277,481  Gilead Sciences, Inc.*                                                                                 9,512,048
                                                                                                                          19,699,503
Medical - Drugs - 6.2%
           346,091  Abbott Laboratories                                                                                   16,190,137
           142,450  Bristol-Myers Squibb Co.                                                                               3,552,703
           274,017  Merck & Co., Inc.                                                                                      9,582,374
            26,383  Roche Holding A.G.**                                                                                   3,624,186
                                                                                                                          32,949,400
Medical Products - 3.0%
           310,067  Covidien PLC (U.S. Shares)**                                                                          12,458,492
            53,445  Johnson & Johnson                                                                                      3,156,462
                                                                                                                          15,614,954
Multi-Line Insurance - 1.0%
           102,340  ACE, Ltd. (U.S. Shares)**                                                                              5,268,463
Multimedia - 2.1%
           211,953  News Corp. - Class A                                                                                   2,534,958
           625,970  News Corp. - Class B                                                                                   8,669,684
                                                                                                                          11,204,642
Networking Products - 2.7%
           664,742  Cisco Systems, Inc.*                                                                                  14,165,652
Oil - Field Services - 2.2%
           156,785  Halliburton Co.                                                                                        3,849,072
           139,495  Schlumberger, Ltd. (U.S. Shares)                                                                       7,719,653
                                                                                                                          11,568,725
Oil Companies - Exploration and Production - 4.2%
           140,771  Devon Energy Corp.                                                                                     8,575,769
           177,073  Occidental Petroleum Corp.                                                                            13,661,182
                                                                                                                          22,236,951
Oil Companies - Integrated - 1.4%
           222,051  Petroleo Brasileiro S.A. (ADR)                                                                         7,620,790
Oil Field Machinery and Equipment - 0.7%
           116,615  Cameron International Corp.*                                                                           3,792,320
Oil Refining and Marketing - 1.7%
           491,015  Valero Energy Corp.                                                                                    8,828,450
Pipelines - 1.1%
           106,098  Kinder Morgan Management LLC*                                                                          6,004,086
Real Estate Operating/Development - 0.6%
           858,000  Hang Lung Properties, Ltd.                                                                             3,291,013
Retail - Building Products - 0.5%
            87,740  Home Depot, Inc.                                                                                       2,462,862
Retail - Major Department Stores - 0.6%
            92,188  Nordstrom, Inc.                                                                                        2,967,532
Retail - Regional Department Stores - 0.5%
            57,480  Kohl's Corp.*                                                                                          2,730,300
Retail - Restaurants - 1.0%
            79,347  McDonald's Corp.                                                                                       5,226,587
Semiconductor Equipment - 2.5%
           472,837  KLA-Tencor Corp.                                                                                      13,182,696
Soap and Cleaning Preparations - 3.0%
           343,509  Reckitt Benckiser Group PLC**                                                                         15,887,404
Telecommunication Equipment - Fiber Optics - 0.9%
           306,138  Corning, Inc.                                                                                          4,944,129
Telecommunication Services - 0.6%
           123,520  Amdocs, Ltd. (U.S. Shares)*,**                                                                         3,316,512
Tobacco - 1.4%
           163,950  Philip Morris International, Inc.                                                                      7,515,468
Toys - 1.6%
            29,300  Nintendo Co., Ltd.**                                                                                   8,536,430
Transportation - Services - 2.9%
           272,659  United Parcel Service, Inc. - Class B                                                                 15,511,571
Web Portals/Internet Service Providers - 1.8%
            11,379  Google, Inc. - Class A*                                                                                5,063,086
           339,790  Yahoo!, Inc.*                                                                                          4,699,296
                                                                                                                           9,762,382
Wireless Equipment - 5.0%
           394,326  Crown Castle International Corp.*                                                                     14,692,587
           348,601  QUALCOMM, Inc.                                                                                        11,448,057
                                                                                                                          26,140,644
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $522,796,633)                                                                                   529,444,687
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0%
           147,000  Janus Cash Liquidity Fund LLC, 0% (cost $147,000)                                                        147,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $522,943,633) - 100%                                                                      $529,591,687
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                        $  7,971,372                 1.5%
Brazil                                            7,620,790                 1.4%
Guernsey                                          3,316,512                 0.6%
Hong Kong                                         3,291,013                 0.6%
India                                             4,897,332                 0.9%
Ireland                                          23,772,089                 4.5%
Japan                                             8,536,431                 1.6%
Mexico                                            2,680,900                 0.5%
Netherlands Antilles                              7,719,653                 1.5%
Switzerland                                      14,626,092                 2.8%
United Kingdom                                   21,279,114                 4.0%
United States++                                 423,880,389                80.1%
--------------------------------------------------------------------------------
Total                                          $529,591,687               100.0%

++       Includes Cash Equivalents (80.0% excluding Cash Equivalents).

Forward Currency Contracts, Open
June 30, 2010 (unaudited)

Currency Sold and Settlement Date        Currency Units Sold        Currency Value in U.S.$      Unrealized Gain/Loss
----------------------------------------------------------------------------------------------------------------------
Pound Sterling 7/29/2010                          $4,600,000                     $6,871,730                $(165,850)
Pound Sterling 8/12/2010                           2,435,000                      3,637,532                  (27,279)
Pound Sterling 8/5/2010                              527,000                        787,260                  (13,024)
Euro 7/29/2010                                     1,878,000                      2,296,507                    7,944
Euro 8/12/2010                                     4,240,000                      5,185,241                   63,667
Euro 8/5/2010                                      2,000,000                      2,445,781                   13,859
Swiss Franc 8/12/2010                              2,380,000                      2,210,448                  (65,357)
Yen 7/29/2010                                    217,000,000                      2,456,034                  (87,556)
Yen 8/12/2010                                    190,000,000                      2,150,912                  (69,108)
Yen 8/5/2010                                      49,000,000                        554,650                  (16,862)
----------------------------------------------------------------------------------------------------------------------
Total                                           $474,060,000                    $28,596,095                $(359,566)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2010)

                                                                Level 2 - Other
                                                                Significant          Level 3 - Significant
                                     Level 1 - Quoted Prices    Observable Inputs    Unobservable Inputs
----------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Research Core Fund
Common Stock
Aerospace and Defense                $                    --    $      2,564,070     $                  --
Airlines                                                  --          11,313,597                        --
Brewery                                                   --           7,971,372                        --
Cellular Telecommunications                               --           2,680,900                        --
Commercial Banks                                          --           4,897,331                        --
Life and Health Insurance                          8,329,397           2,827,640                        --
Medical - Drugs                                   29,325,214           3,624,186                        --
Oil Companies - Integrated                                --           7,620,790                        --
Real Estate Operating/Development                         --           3,291,013                        --
Soap and Cleaning Preparations                            --          15,887,404                        --
Toys                                                      --           8,536,430
All Other                                        420,575,343                  --                        --

Money Market                                              --             147,000                        --
Total Investments in Securities      $           458,229,954    $     71,361,733     $                  --

Other Financial Instruments(a):

Janus Research Core Fund             $                    --    $       (359,566)    $                  --
----------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Core Fund                                            $ 79,501,610

Janus Research Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.7%
Aerospace and Defense - Equipment - 1.4%
           616,600  United Technologies Corp.                                                                         $   40,023,506
Agricultural Chemicals - 1.0%
           129,369  Syngenta A.G.**                                                                                       29,883,509
Airlines - 1.3%
         3,236,349  Delta Air Lines, Inc.*                                                                                38,027,101
Apparel Manufacturers - 1.0%
           794,167  Coach, Inc.                                                                                           29,026,804
Athletic Footwear - 0.9%
           369,614  NIKE, Inc. - Class B                                                                                  24,967,426
Automotive - Cars and Light Trucks - 1.8%
         3,268,692  Ford Motor Co.*                                                                                       32,948,415
         6,212,000  Isuzu Motors, Ltd.**                                                                                  18,552,096
                                                                                                                          51,500,511
Automotive - Medium and Heavy Duty Trucks - 1.1%
           797,397  PACCAR, Inc.                                                                                          31,792,218
Beverages - Wine and Spirits - 0.6%
         1,064,821  Diageo PLC**                                                                                          16,682,482
Brewery - 0.6%
           340,444  Anheuser-Busch InBev N.V.**                                                                           16,350,922
           243,632  Anheuser-Busch InBev N.V. - VVPR Strip*,**                                                                   915
                                                                                                                          16,351,837
Building - Residential and Commercial - 0.7%
            29,135  NVR, Inc.*                                                                                            19,084,299
Casino Hotels - 0.5%
         2,292,893  Crown, Ltd.                                                                                           14,856,938
Casino Services - 0.6%
         1,029,493  International Game Technology                                                                         16,163,040
Cellular Telecommunications - 0.7%
           417,135  America Movil S.A.B. de C.V. - Series L (ADR)                                                         19,813,913
Chemicals - Diversified - 1.1%
         2,989,776  Israel Chemicals, Ltd.                                                                                31,197,798
Commercial Banks - 0.3%
           426,119  ICICI Bank, Ltd.                                                                                       7,814,744
Commercial Services - 0.3%
           880,393  Live Nation, Inc.*                                                                                     9,200,107
Computer Services - 1.6%
         1,201,876  Accenture, Ltd. - Class A (U.S. Shares)**                                                             46,452,507
Computers - 4.5%
           406,690  Apple, Inc.*                                                                                         102,294,735
           493,091  Research In Motion, Ltd. (U.S. Shares)*                                                               24,289,663
                                                                                                                         126,584,398
Consulting Services - 0.7%
           913,926  Gartner, Inc.*                                                                                        21,248,780
Containers - Metal and Glass - 0.7%
           781,360  Crown Holdings, Inc.*                                                                                 19,565,254
Cosmetics and Toiletries - 2.6%
           630,011  Colgate-Palmolive Co.                                                                                 49,619,666
           382,521  Procter & Gamble Co.                                                                                  22,943,610
                                                                                                                          72,563,276
Decision Support Software - 0.2%
           208,754  MSCI, Inc.*                                                                                            5,719,860
Dialysis Centers - 0.2%
            91,684  DaVita, Inc.*                                                                                          5,724,749
Distribution/Wholesale - 1.3%
           411,659  Fastenal Co.                                                                                          20,661,165
         3,804,000  Li & Fung, Ltd.                                                                                       17,029,796
                                                                                                                          37,690,961
Diversified Banking Institutions - 2.2%
         1,224,699  Bank of America Corp.                                                                                 17,598,925
           110,966  Goldman Sachs Group, Inc.                                                                             14,566,507
           401,403  JPMorgan Chase & Co.                                                                                  14,695,364
           685,945  Morgan Stanley                                                                                        15,920,783
                                                                                                                          62,781,579
Diversified Operations - 2.9%
         1,178,830  Danaher Corp.                                                                                         43,758,169
           963,434  Illinois Tool Works, Inc.                                                                             39,770,556
                                                                                                                          83,528,725
E-Commerce/Services - 0.7%
           994,099  eBay, Inc.*                                                                                           19,494,281
Electronic Components - Miscellaneous - 1.7%
         1,852,170  Tyco Electronics, Ltd. (U.S. Shares)**                                                                47,008,075
Electronic Components - Semiconductors - 3.8%
        21,102,586  ARM Holdings PLC**                                                                                    87,297,917
           904,919  Texas Instruments, Inc.                                                                               21,066,514
                                                                                                                         108,364,431
Electronic Connectors - 0.5%
           382,067  Amphenol Corp. - Class A                                                                              15,007,592
Enterprise Software/Services - 2.8%
         3,731,962  Oracle Corp.                                                                                          80,087,905
Finance - Credit Card - 0.3%
           612,479  Discover Financial Services                                                                            8,562,456
Finance - Investment Bankers/Brokers - 0.5%
         1,002,018  Charles Schwab Corp.                                                                                  14,208,615
Finance - Other Services - 0.6%
            55,659  CME Group, Inc.                                                                                       15,670,791
Food - Miscellaneous/Diversified - 2.0%
         1,241,718  General Mills, Inc.                                                                                   44,105,823
           236,027  Groupe Danone**                                                                                       12,602,792
                                                                                                                          56,708,615
Food - Wholesale/Distribution - 0.5%
           503,358  Sysco Corp.                                                                                           14,380,938
Gold Mining - 1.9%
           217,167  Agnico-Eagle Mines, Ltd. (U.S. Shares)                                                                13,199,410
           662,585  Newmont Mining Corp.                                                                                  40,907,998
                                                                                                                          54,107,408
Hotels and Motels - 0.5%
           503,925  Marriott International, Inc. - Class A                                                                15,087,515
Independent Power Producer - 1.0%
         1,388,164  NRG Energy, Inc.*                                                                                     29,442,958
Instruments - Scientific - 0.5%
           278,423  Thermo Fisher Scientific, Inc.*                                                                       13,656,648
Life and Health Insurance - 0.6%
           220,092  AFLAC, Inc.                                                                                            9,391,325
         1,050,393  Prudential PLC**                                                                                       7,871,740
                                                                                                                          17,263,065
Machinery - General Industrial - 0.7%
           366,140  Roper Industries, Inc.                                                                                20,489,194
Medical - Biomedical and Genetic - 4.5%
           631,773  Alexion Pharmaceuticals, Inc.*                                                                        32,340,460
           754,259  Celgene Corp.*                                                                                        38,331,443
           489,828  Genzyme Corp.*                                                                                        24,868,568
           436,914  Gilead Sciences, Inc.*                                                                                14,977,412
         1,115,852  Myriad Genetics, Inc.*                                                                                16,681,987
                                                                                                                         127,199,870
Medical - Drugs - 3.6%
           315,208  Abbott Laboratories                                                                                   14,745,430
           661,650  Bristol-Myers Squibb Co.                                                                              16,501,551
         1,207,227  GlaxoSmithKline PLC*,**                                                                               20,456,314
         1,382,811  Glenmark Pharmaceuticals, Ltd.*                                                                        7,981,759
           446,999  Merck & Co., Inc.                                                                                     15,631,555
           205,444  Roche Holding A.G.**                                                                                  28,221,477
                                                                                                                         103,538,086
Medical Instruments - 0.8%
           644,935  St. Jude Medical, Inc.*                                                                               23,275,704
Medical Products - 1.1%
           393,302  Covidien PLC (U.S. Shares)**                                                                          15,802,874
           257,747  Johnson & Johnson                                                                                     15,222,538
                                                                                                                          31,025,412
Metal - Diversified - 0.6%
         1,374,587  Ivanhoe Mines, Ltd.*                                                                                  17,810,349
Multi-Line Insurance - 0.3%
           169,609  ACE, Ltd. (U.S. Shares)**                                                                              8,731,471
Multimedia - 1.2%
         1,445,015  News Corp. - Class A                                                                                  17,282,379
         1,925,325  WPP PLC**                                                                                             18,102,873
                                                                                                                          35,385,252
Networking Products - 2.2%
         2,941,210  Cisco Systems, Inc.*                                                                                  62,677,185
Oil - Field Services - 2.1%
         1,206,157  Halliburton Co.                                                                                       29,611,155
           532,786  Schlumberger, Ltd. (U.S. Shares)                                                                      29,484,377
                                                                                                                          59,095,532
Oil Companies - Exploration and Production - 2.7%
           577,776  Devon Energy Corp.                                                                                    35,198,114
           522,028  Occidental Petroleum Corp.                                                                            40,274,460
                                                                                                                          75,472,574
Oil Companies - Integrated - 1.4%
         1,272,972  BG Group PLC**                                                                                        18,841,374
           573,384  Petroleo Brasileiro S.A. (ADR)                                                                        19,678,539
                                                                                                                          38,519,913
Oil Field Machinery and Equipment - 1.0%
           897,150  Cameron International Corp.*                                                                          29,175,318
Oil Refining and Marketing - 2.2%
           851,871  Reliance Industries, Ltd.                                                                             19,851,275
         2,317,297  Valero Energy Corp.                                                                                   41,665,001
                                                                                                                          61,516,276
Optical Supplies - 0.6%
           108,392  Alcon, Inc. (U.S. Shares)**                                                                           16,062,610
Property and Casualty Insurance - 0.2%
           346,423  Reliance Capital, Ltd.*                                                                                5,632,620
Real Estate Management/Services - 0.4%
           184,766  Jones Lang LaSalle, Inc.                                                                              12,128,040
Real Estate Operating/Development - 0.3%
         2,476,000  Hang Lung Properties, Ltd.                                                                             9,497,143
Retail - Apparel and Shoe - 1.5%
         1,236,490  Limited Brands, Inc.                                                                                  27,289,334
           433,027  Urban Outfitters, Inc.*                                                                               14,891,799
                                                                                                                          42,181,133
Retail - Bedding - 0.7%
           526,127  Bed Bath & Beyond, Inc.*                                                                              19,508,789
Retail - Building Products - 0.5%
           483,028  Home Depot, Inc.                                                                                      13,558,596
Retail - Discount - 1.1%
           394,115  Family Dollar Stores, Inc.                                                                            14,854,194
           337,772  Target Corp.                                                                                          16,608,250
                                                                                                                          31,462,444
Retail - Major Department Stores - 0.7%
           582,733  Nordstrom, Inc.                                                                                       18,758,175
Retail - Regional Department Stores - 0.7%
           425,923  Kohl's Corp.*                                                                                         20,231,343
Semiconductor Components/Integrated Circuits - 2.9%
         7,332,774  Atmel Corp.*                                                                                          35,197,315
         2,926,685  Marvell Technology Group, Ltd.*                                                                       46,124,556
                                                                                                                          81,321,871
Semiconductor Equipment - 0.5%
           499,026  KLA-Tencor Corp.                                                                                      13,912,845
Soap and Cleaning Preparations - 0.7%
           415,369  Reckitt Benckiser Group PLC**                                                                         19,210,952
Telecommunication Equipment - 1.1%
           919,332  CommScope, Inc.*                                                                                      21,852,522
         1,674,233  Tellabs, Inc.                                                                                         10,698,349
                                                                                                                          32,550,871
Telecommunication Equipment - Fiber Optics - 1.3%
         2,280,579  Corning, Inc.                                                                                         36,831,351
Telecommunication Services - 0.3%
           316,760  Amdocs, Ltd. (U.S. Shares)*                                                                            8,505,006
Television - 0.5%
         1,130,341  CBS Corp. - Class B                                                                                   14,615,309
Tobacco - 2.1%
             4,176  Japan Tobacco, Inc.**                                                                                 12,984,715
         1,014,684  Philip Morris International, Inc.                                                                     46,513,115
                                                                                                                          59,497,830
Toys - 2.7%
         1,040,295  Mattel, Inc.                                                                                          22,012,642
           186,700  Nintendo Co., Ltd.**                                                                                  54,394,252
                                                                                                                          76,406,894
Transportation - Services - 3.0%
           737,173  C.H. Robinson Worldwide, Inc.                                                                         41,031,049
           773,573  United Parcel Service, Inc. - Class B                                                                 44,008,568
                                                                                                                          85,039,617
Web Portals/Internet Service Providers - 1.9%
            85,404  Google, Inc. - Class A*                                                                               38,000,510
         1,088,009  Yahoo!, Inc.*                                                                                         15,047,164
                                                                                                                          53,047,674
Wireless Equipment - 2.9%
           818,669  Crown Castle International Corp.*                                                                     30,503,607
         1,605,563  QUALCOMM, Inc.                                                                                        52,726,689
                                                                                                                          83,230,296
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $2,684,054,261)                                                                               2,834,401,160
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.3%
         8,472,294  Janus Cash Liquidity Fund LLC, 0% (cost $8,472,294)                                                    8,472,294
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,692,526,555) - 100.0%                                                                $2,842,873,454
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)

                            June 30, 2010 (unaudited)
Country                                                Value   % of Investment
                                                                    Securities
--------------------------------------------------------------------------------
Australia                                 $       14,856,938              0.5%
Belgium                                           16,351,837              0.6%
Bermuda                                           63,154,351              2.2%
Brazil                                            19,678,539              0.7%
Canada                                            55,299,422              2.0%
France                                            12,602,792              0.4%
Guernsey                                           8,505,006              0.3%
Hong Kong                                          9,497,143              0.3%
India                                             41,280,398              1.5%
Ireland                                           62,255,382              2.2%
Israel                                            31,197,798              1.1%
Japan                                             85,931,063              3.0%
Jersey                                            18,102,873              0.6%
Mexico                                            19,813,912              0.7%
Netherlands Antilles                              29,484,377              1.0%
Switzerland                                      129,907,142              4.6%
United Kingdom                                   170,360,780              6.0%
United States ++                               2,054,593,701             72.3%
--------------------------------------------------------------------------------
Total                                     $    2,842,873,454            100.0%

++Includes Cash Equivalents (72.0% excluding Cash Equivalents)

Forward Currency Contracts, Open
as of June 30, 2010

Currency Sold and Settlement Date          Currency Units Sold           Currency Value             Unrealized
                                                                            in U.S.$                Gain/Loss
---------------------------------------------------------------------------------------------------------------
British Pound 7/29/10                               28,000,000             $ 37,047,589            $  (894,149)
British Pound 8/5/10                                22,800,000               34,059,844               (563,452)
British Pound 8/12/10                               27,700,000               41,379,722               (310,317)
Euro 7/29/10                                         5,800,000                7,092,515                  20,142
Euro 8/5/10                                          6,200,000                7,581,920                  32,459
Euro 8/12/10                                         5,800,000                7,093,018                  87,092
Japanese Yen 7/29/10                             1,801,500,000               20,389,613               (726,876)
Japanese Yen 8/5/10                              1,749,000,000               19,797,604               (601,871)
Japanese Yen 8/12/10                             1,170,000,000               13,245,092               (425,562)
Swiss Franc 7/29/10                                 17,600,000               16,341,565             (1,004,944)
Swiss Franc 8/5/10                                  23,000,000               21,358,427             (1,390,572)
Swiss Franc 8/12/10                                 11,300,000               10,494,985               (310,309)
---------------------------------------------------------------------------------------------------------------
Total                                                                     $ 235,881,894         $   (6,088,359)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

         *        Non-income producing security.

         ** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Principles for more information.

Valuation Inputs Summary (as of June 30, 2010)
------------------------------------------------------------------------------------------------------------------
                                           Level 1 - Quoted Prices  Level 2 - Other Significant     Level 3 -
                                                                    Observable Inputs               Significant
                                                                                                    Unobservable
                                                                                                    Inputs
------------------------------------------------------------------------------------------------------------------
Investments in Securities:
------------------------------------------------------------------------------------------------------------------
Janus Research Fund
------------------------------------------------------------------------------------------------------------------
Common Stock
------------------------------------------------------------------------------------------------------------------
Agricultural Chemicals                    $                    --    $              29,883,509     $           --
------------------------------------------------------------------------------------------------------------------
Automotive - Cars and Light Trucks                     32,948,415                   18,552,096                 --
------------------------------------------------------------------------------------------------------------------
Beverages - Wine and Spirits                                   --                   16,682,482                 --
------------------------------------------------------------------------------------------------------------------
Brewery                                                        --                   16,351,837                 --
------------------------------------------------------------------------------------------------------------------
Casino Hotels                                                  --                   14,856,938                 --
------------------------------------------------------------------------------------------------------------------
Cellular Telecommunications                                    --                   19,813,913                 --
------------------------------------------------------------------------------------------------------------------
Chemicals - Diversified                                        --                   31,197,798                 --
------------------------------------------------------------------------------------------------------------------
Commercial Banks                                               --                    7,814,744                 --
------------------------------------------------------------------------------------------------------------------
Distribution/Wholesale                                 20,661,165                   17,029,796                 --
------------------------------------------------------------------------------------------------------------------
Electronic Components - Semiconductors                 21,066,514                   87,297,917                 --
------------------------------------------------------------------------------------------------------------------
Food - Miscellaneous/Diversified                       44,105,823                   12,602,792                 --
------------------------------------------------------------------------------------------------------------------
Life and Health Insurance                               9,391,325                    7,871,740                 --
------------------------------------------------------------------------------------------------------------------
Medical - Drugs                                        46,878,536                   56,659,550                 --
------------------------------------------------------------------------------------------------------------------
Multimedia                                             17,282,379                   18,102,873                 --
------------------------------------------------------------------------------------------------------------------
Oil Companies - Integrated                                     --                   38,519,913                 --
------------------------------------------------------------------------------------------------------------------
Oil Refining and Marketing                             41,665,001                   19,851,275                 --
------------------------------------------------------------------------------------------------------------------
Property and Casualty Insurance                                --                    5,632,620                 --
------------------------------------------------------------------------------------------------------------------
Real Estate Operating/Development                              --                    9,497,143                 --
------------------------------------------------------------------------------------------------------------------
Soap and Cleaning Preparations                                 --                   19,210,952                 --
------------------------------------------------------------------------------------------------------------------
Tobacco                                                46,513,115                   12,984,715                 --
------------------------------------------------------------------------------------------------------------------
Toys                                                   22,012,642                   54,394,252                 --
------------------------------------------------------------------------------------------------------------------
All Other                                           2,110,931,913                           --                 --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Money Market                                                   --                    8,472,294
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Investments in Securities           $         2,413,456,828    $             429,416,626     $           --
------------------------------------------------------------------------------------------------------------------

Other Financial Instruments(a):

Janus Research Fund                       $                    --    $              (6,088,359)    $           --
------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                               $  495,511,867

Janus Triton Fund

Schedule of Investments (unaudited)

Shares                                                                                                                    Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.1%
Advertising Sales - 0.5%
           116,748  Lamar Advertising Co. - Class A*                                                                  $   2,862,661
Aerospace and Defense - 1.8%
           198,265  TransDigm Group, Inc. *                                                                              10,117,463
Agricultural Chemicals - 0.9%
           265,125  Intrepid Potash, Inc. *                                                                               5,188,496
Apparel Manufacturers - 2.0%
           257,445  Maidenform Brands, Inc. *                                                                             5,241,580
           173,085  Under Armour, Inc. - Class A*                                                                         5,734,306
                                                                                                                         10,975,886
Auction House - Art Dealer - 1.3%
           405,460  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                         7,387,481
Audio and Video Products - 1.8%
           302,634  DTS, Inc. *                                                                                           9,947,580
Building - Residential and Commercial - 0.8%
           268,410  Meritage Homes Corp. *                                                                                4,369,715
Commercial Banks - 1.5%
           552,550  CapitalSource, Inc.                                                                                   2,630,138
           131,695  SVB Financial Group*                                                                                  5,429,785
                                                                                                                          8,059,923
Commercial Services - 3.4%
           163,090  CoStar Group, Inc. *                                                                                  6,327,892
           164,880  Iron Mountain, Inc.                                                                                   3,703,205
           546,837  Standard Parking Corp. *                                                                              8,656,430
                                                                                                                         18,687,527
Commercial Services - Finance - 3.5%
           445,130  Euronet Worldwide, Inc. *                                                                             5,693,212
           221,775  Global Payments, Inc.                                                                                 8,103,658
           165,990  Interactive Data Corp                                                                                 5,540,746
                                                                                                                         19,337,616
Computer Services - 1.7%
           161,150  IHS, Inc. - Class A*                                                                                  9,414,383
Computer Software - 1.5%
           326,859  Convio, Inc. *                                                                                        2,399,145
           360,480  SS&C Technologies Holdings, Inc. *                                                                    5,778,494
                                                                                                                          8,177,639
Consulting Services - 1.5%
           348,455  Gartner, Inc. *                                                                                       8,101,579
Decision Support Software - 1.9%
           390,347  MSCI, Inc. *                                                                                         10,695,508
Diagnostic Equipment - 1.3%
           153,450  Gen-Probe, Inc. *                                                                                     6,969,699
Diagnostic Kits - 0.7%
            60,590  IDEXX Laboratories, Inc. *                                                                            3,689,931
Distribution/Wholesale - 2.9%
           106,395  Fastenal Co.                                                                                          5,339,965
           112,876  MWI Veterinary Supply, Inc. *                                                                         5,673,148
           154,175  Wesco International, Inc. *                                                                           5,191,072
                                                                                                                         16,204,185
Educational Software - 2.0%
           290,535  Blackboard, Inc. *                                                                                   10,845,672
Electronic Components - Semiconductors - 2.6%
         1,995,269  ARM Holdings PLC                                                                                      8,254,099
           467,530  Ceva, Inc. *                                                                                          5,890,878
                                                                                                                         14,144,977
Electronic Connectors - 0.9%
           119,390  Amphenol Corp. - Class A                                                                              4,689,639
Electronic Measuring Instruments - 1.4%
           269,759  Trimble Navigation, Ltd. *                                                                            7,553,252
Enterprise Software/Services - 0.3%
           241,335  PROS Holdings, Inc. *                                                                                 1,568,678
Finance - Auto Loans - 1.1%
           128,855  Credit Acceptance Corp. *                                                                             6,284,258
Finance - Consumer Loans - 0.5%
           167,870  Cash Store Financial Services, Inc.                                                                   2,645,631
Finance - Other Services - 1.5%
           599,433  MarketAxess Holdings, Inc.                                                                            8,266,181
Footwear and Related Apparel - 2.3%
           305,190  Iconix Brand Group, Inc. *                                                                            4,385,580
           316,570  Wolverine World Wide, Inc.                                                                            7,983,896
                                                                                                                         12,369,476
Hazardous Waste Disposal - 2.3%
            87,895  Clean Harbors, Inc. *                                                                                 5,837,107
           105,480  Stericycle, Inc. *                                                                                    6,917,378
                                                                                                                         12,754,485
Heart Monitors - 1.1%
            89,446  HeartWare International, Inc. *                                                                       6,267,481
Human Resources - 0.7%
           294,820  Resources Connection, Inc. *                                                                          4,009,552
Internet Applications Software - 0.1%
             1,145  e-Seikatsu Co., Ltd.                                                                                    435,890
Investment Management and Advisory Services - 2.4%
           513,222  Epoch Holding Corp.                                                                                   6,297,234
           127,678  Financial Engines, Inc. *                                                                             1,736,421
           337,050  Gluskin Sheff + Associates, Inc.                                                                      5,383,679
                                                                                                                         13,417,334
Machinery - General Industrial - 2.9%
           125,530  Roper Industries, Inc.                                                                                7,024,659
           230,030  Wabtec Corp.                                                                                          9,175,897
                                                                                                                         16,200,556
Medical - Biomedical and Genetic - 1.1%
            37,815  Alexion Pharmaceuticals, Inc. *                                                                       1,935,750
           217,725  Incyte Corp., Ltd. *                                                                                  2,410,215
            97,050  Myriad Genetics, Inc. *                                                                               1,450,898
                                                                                                                          5,796,863
Medical - Drugs - 0.3%
           815,192  Achillion Pharmaceuticals, Inc. *                                                                     1,793,422
Medical Information Systems - 1.4%
           303,470  athenahealth, Inc. *                                                                                  7,929,671
Medical Instruments - 2.2%
           431,950  Conceptus, Inc. *                                                                                     6,729,781
            90,255  Techne Corp.                                                                                          5,185,150
                                                                                                                         11,914,931
Medical Products - 3.3%
           159,360  Haemonetics Corp. *                                                                                   8,528,947
           184,420  Varian Medical Systems, Inc. *                                                                        9,641,478
                                                                                                                         18,170,425
Miscellaneous Manufacturing - 0.9%
           214,920  FreightCar America, Inc.                                                                              4,861,490
Multimedia - 0.7%
            55,090  FactSet Research Systems, Inc.                                                                        3,690,479
Oil - Field Services - 1.1%
           253,245  PAA Natural Gas Storage L.P. *                                                                        6,034,828
Oil Companies - Exploration and Production - 0.6%
            75,290  Ultra Petroleum Corp. (U.S. Shares) *                                                                 3,331,583
Oil Field Machinery and Equipment - 1.6%
           273,775  Dresser-Rand Group, Inc. *                                                                            8,637,601
Pipelines - 1.3%
           190,450  Buckeye GP Holdings L.P.                                                                              7,378,033
Printing - Commercial - 1.8%
           208,593  VistaPrint NV (U.S. Shares) *                                                                         9,906,082
Real Estate Management/Services - 1.3%
           109,915  Jones Lang LaSalle, Inc.                                                                              7,214,821
Real Estate Operating/Development - 0.4%
           326,500  Rodobens Negocios Imobiliarios S.A.                                                                   2,126,004
Recreational Vehicles - 1.5%
           148,485  Polaris Industries, Inc.                                                                              8,110,251
Retail - Apparel and Shoe - 1.3%
           628,920  American Eagle Outfitters, Inc.                                                                       7,389,810
Retail - Automobile - 2.1%
           163,385  Copart, Inc. *                                                                                        5,850,816
           474,330  Rush Enterprises, Inc. *                                                                              5,525,945
                                                                                                                         11,376,761
Retail - Catalog Shopping - 1.0%
           107,765  MSC Industrial Direct Co. - Class A                                                                   5,459,375
Retail - Gardening Products - 0.9%
            84,770  Tractor Supply Co.                                                                                    5,168,427
Retail - Petroleum Products - 1.4%
           303,471  World Fuel Services Corp.                                                                             7,872,038
Semiconductor Components/Integrated Circuits - 1.4%
         1,640,580  Atmel Corp. *                                                                                         7,874,784
Telecommunication Equipment - 0.5%
           115,135  CommScope, Inc. *                                                                                     2,736,759
Telecommunication Services - 0.5%
           182,180  SAVVIS, Inc. *                                                                                        2,687,155
Theaters - 1.1%
           349,185  National CineMedia, Inc.                                                                              5,817,422
Therapeutics - 0.5%
           218,650  Theravance, Inc. *                                                                                    2,748,431
Transactional Software - 1.0%
           148,725  Solera Holdings, Inc.                                                                                 5,383,845
Transportation - Marine - 0.6%
           738,449  Horizon Lines, Inc. - Class A                                                                         3,123,639
Transportation - Services - 1.9%
           150,495  Expeditors International of Washington, Inc.                                                          5,193,582
         3,190,000  Integrated Distribution Services Group, Ltd.                                                          5,522,425
                                                                                                                         10,716,007
Transportation - Truck - 2.5%
           276,200  Landstar System, Inc.                                                                                10,769,038
            77,260  Old Dominion Freight Line, Inc. *                                                                     2,714,916
                                                                                                                         13,483,954
Web Hosting/Design - 1.0%
            65,355  Equinix, Inc. *                                                                                       5,308,133
Wireless Equipment - 2.7%
           434,665  SBA Communications Corp. - Class A*                                                                  14,782,957
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $464,149,409)                                                                                  500,466,315
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 9.2%
        50,806,739  Janus Cash Liquidity Fund LLC, 0%, (cost $50,806,739)                                                50,806,739
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $514,956,148) - 100.3%                                                                    551,273,054
------------------------------------------------------------------------------------------------------------------------------------
Security Sold Short - (0.3)%
Retail - Restaurants - (0.3)%
          (72,645)  BJ's Restaurants, Inc. (proceeds $1,164,843) *                                                       (1,714,422)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Security Sold Short (total cost $513,791,305) - 100%                                            $ 549,558,632

Summary of Investments by Country - (Long Positions)

                            June 30, 2010 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                             $5,522,424              1.0%
Brazil                                               2,126,004              0.4%
Canada                                              18,748,374              3.4%
Japan                                                  435,890              0.1%
Netherlands                                          9,906,082              1.8%
United Kingdom                                       8,254,099              1.5%
United States++                                    506,280,181             91.8%
--------------------------------------------------------------------------------
Bermuda                                           $551,273,054            100.0%

++Includes Cash Equivalents (82.6% excluding Cash Equivalents)

Summary of Investments by Country - (Short Positions)

                            June 30, 2010 (unaudited)

Country                                                  Value   % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                      (1,714,422)            100.0%
--------------------------------------------------------------------------------
Total                                             $(1,714,422)            100.0%

Notes to Schedule of Investments (unaudited)

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income producing security.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

-------------------------------------------------------------------------------------------------------------------------------
Valuation Input Summary
(as of June 30, 2010)
-------------------------------------------------------------------------------------------------------------------------------
                                                                               Level 2 - Other
                                                                           Significant Observable       Level 3 - Significant
                                                Level 1 - Quoted Prices            Inputs               Unobservable Inputs
===============================================================================================================================
Investments in Securities:
Janus Triton Fund
Electronic Components - Semiconductors                  $      5,890,878           $      8,254,099              $            -
Internet Applications Software                                         -                    435,890                           -
Transportation - Services                                      5,193,582                  5,522,425                           -
All Other                                                    475,169,441                          -                           -

Money Market                                                           -                 50,806,739                           -

Total Investments in Securities                         $    486,253,901           $     65,019,153              $            -
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities Sold Short:
-------------------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                                     $       (1,714,422)                         -                           -
-------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                                 $ 5,586,314

Janus Twenty Fund


Schedule of Investments (unaudited)


Shares or Contract Amounts                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 98.9%
Agricultural Chemicals - 1.2%
           410,650  Syngenta A.G.                                                                                     $   94,857,833
Applications Software - 0.2%
           155,114  Salesforce.com, Inc.*                                                                                 13,311,883
Automotive - Cars and Light Trucks - 2.2%
        17,839,440  Ford Motor Co.*                                                                                      179,821,555
Brewery - 6.0%
        10,067,904  Anheuser-Busch InBev N.V.                                                                            483,543,594
         2,849,864  Anheuser-Busch InBev N.V. - VVPR Strip*                                                                   10,698
                                                                                                                         483,554,292
Cellular Telecommunications - 0.8%
         1,398,870  America Movil S.A.B. de C.V. - Series L (ADR)                                                         66,446,325
Chemicals - Diversified - 0.9%
         7,274,691  Israel Chemicals, Ltd.                                                                                75,910,148
Commercial Banks - 1.8%
         6,071,441  Standard Chartered PLC                                                                               147,369,816
Computers - 15.0%
         3,659,243  Apple, Inc.*,**                                                                                      920,409,391
         5,948,161  Research In Motion, Ltd. (U.S. Shares)*                                                              293,006,411
                                                                                                                       1,213,415,802
Cosmetics and Toiletries - 1.5%
         1,531,570  Colgate-Palmolive Co.                                                                                120,626,453
Diversified Banking Institutions - 7.4%
        23,398,400  Bank of America Corp.**                                                                              336,235,008
           661,775  Goldman Sachs Group, Inc.                                                                             86,871,204
         4,880,950  JPMorgan Chase & Co.**                                                                               178,691,580
                                                                                                                         601,797,792
Diversified Minerals - 0.5%
         1,647,922  Cia Vale do Rio Doce (ADR)                                                                            40,126,901
Electric Products - Miscellaneous - 0.9%
           973,050  LG Electronics, Inc.                                                                                  74,315,833
Electronic Components - Miscellaneous - 2.0%
         6,473,770  Tyco Electronics, Ltd. (U.S. Shares)                                                                 164,304,283
Electronic Connectors - 1.1%
         2,188,770  Amphenol Corp. - Class A                                                                              85,974,886
Enterprise Software/Services - 4.4%
        16,611,393  Oracle Corp.                                                                                         356,480,494
Finance - Investment Bankers/Brokers - 2.0%
        11,248,189  Charles Schwab Corp.                                                                                 159,499,320
Finance - Other Services - 2.1%
           608,545  CME Group, Inc.                                                                                      171,335,845
Life and Health Insurance - 1.9%
        21,020,513  Prudential PLC                                                                                       157,529,619
Medical - Biomedical and Genetic - 12.0%
        11,465,933  Celgene Corp.*                                                                                       582,698,714
         9,990,059  Gilead Sciences, Inc.*                                                                               342,459,222
         1,411,275  Vertex Pharmaceuticals, Inc.*                                                                         46,430,948
                                                                                                                         971,588,884
Multi-Line Insurance - 1.9%
         3,036,635  ACE, Ltd. (U.S. Shares)                                                                              156,325,970
Multimedia - 3.2%
        21,907,460  News Corp. - Class A                                                                                 262,013,222
Networking Products - 6.1%
        23,037,515  Cisco Systems, Inc.*                                                                                 490,929,445
Oil Companies - Integrated - 2.8%
         5,052,393  BG Group PLC                                                                                          74,780,926
         4,329,770  Petroleo Brasileiro S.A. (ADR)                                                                       148,597,707
                                                                                                                         223,378,633
Optical Supplies - 2.7%
         1,471,990  Alcon, Inc. (U.S. Shares)                                                                            218,134,198
Real Estate Operating/Development - 0.8%
        17,771,000  Hang Lung Properties, Ltd.                                                                            68,163,868
Retail - Apparel and Shoe - 2.2%
         7,915,160  Limited Brands, Inc.                                                                                 174,687,581
Retail - Drug Store - 2.8%
         7,882,597  CVS Caremark Corp.                                                                                   231,117,744
Soap and Cleaning Preparations - 1.0%
         1,842,363  Reckitt Benckiser Group PLC                                                                           85,209,893
Transportation - Services - 1.5%
         2,099,775  United Parcel Service, Inc. - Class B                                                                119,456,200
Web Portals/Internet Service Providers - 7.5%
           782,686  Google, Inc. - Class A*                                                                              348,256,135
        18,802,790  Yahoo!, Inc.*                                                                                        260,042,585
                                                                                                                         608,298,720
Wireless Equipment - 2.5%
         5,439,000  Crown Castle International Corp.*                                                                    202,657,140
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,401,132,999)                                                                               8,018,640,578
------------------------------------------------------------------------------------------------------------------------------------
Purchased Option - Put - 0%
       154,331,421  EUR/USD Spot Exchange Rate
                    expires August 2010
                    exercise price $1.18 (premiums paid $4,591,824)                                                        1,193,537
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 1.1%
        89,601,011  Janus Cash Liquidity Fund LLC, 0% (cost $89,601,011)                                                  89,601,011

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,495,325,834) - 100.0%                                                                $8,109,435,126
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                             Value        % of Investment
                                                                      Securities
Belgium                                    $  483,554,292                   6.0%
Brazil                                        188,724,607                   2.3%
Canada                                        293,006,411                   3.6%
Hong Kong                                      68,163,867                   0.9%
Israel                                         75,910,148                   0.9%
Korea                                          74,315,833                   0.9%
Mexico                                         66,446,325                   0.8%
Switzerland                                   633,622,284                   7.8%
United Kingdom                                464,890,254                   5.7%
United States++                             5,760,801,105                  71.1%
--------------------------------------------------------------------------------
Total                                      $8,109,435,126                 100.0%

++ Includes Cash Equivalents (70.0% excluding Cash Equivalents).

Schedule of Written Options - Calls                                                           Value
--------------------------------------------------------------------------------------------------------
                                       Apple, Inc.
                                       expires January 2011
                                       3,659 contracts
                                       exercise price $288.00                               (6,407,413)

                                       Bank of America Corp.
                                       expires January 2011
                                       23,398 contracts
                                       exercise price $18.00                              $ (1,473,484)

                                       JPMorgan Chase & Co.
                                       expires January 2011
                                       4,880 contracts
                                       exercise price $46.00                                  (444,837)
--------------------------------------------------------------------------------------------------------
Total Written Options - Calls          (Premiums received $10,315,504)                     $(8,325,734)

Schedule of Written Options - Calls                                                            Value
--------------------------------------------------------------------------------------------------------
                                       Apple, Inc.
                                       expires January 2011
                                       3,659 contracts
                                       exercise price $192.00                               (3,802,570)

                                       Bank of America Corp.
                                       expires January 2011
                                       23,398 contracts
                                       exercise price $12.00                              $ (2,386,289)

                                       JPMorgan Chase & Co.
                                       expires January 2011
                                       4,880 contracts
                                       exercise price $31.00                                (1,200,018)
--------------------------------------------------------------------------------------------------------
Total Written Options - Calls          (Premiums received $1,781,902)                      $(7,388,877)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

VVPR Strip        The Voter Verified Paper Record (VVPR) strip is a coupon
                  which, if presented along with the dividend coupon of the ordinary share, allows the benefit of a reduced withholding tax on the dividends paid by the company. This strip is quoted separately from the ordinary share and is freely negotiable.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlements.


The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2010)

                                                                 Level 2 - Other
                                                                 Significant            Level 3 - Significant
                                      Level 1 - Quoted Prices    Observable Inputs      Unobservable Inputs
--------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Twenty Fund
Common Stock
Agricultural Chemicals               $                    --    $      94,857,833     $                    --
Brewery                                                   --          483,554,292                          --
Cellular Telecommunications                               --           66,446,325                          --
Chemicals - Diversified                                   --           75,910,148                          --
Commercial Banks                                          --          147,369,816                          --
Diversified Minerals                                      --           40,126,901                          --
Electric Products - Miscellaneous                         --           74,315,833                          --
Life and Health Insurance                                 --          157,529,619                          --
Oil Companies - Integrated                                --          223,378,633                          --
Real Estate Operating/Development                         --           68,163,868                          --
Soap and Cleaning Preparations                                         85,209,893
All Other                                      6,501,777,419                   --                          --

Money Market                                              --           89,601,011                          --

Total Investments in Securities      $         6,501,777,419    $   1,606,464,170     $                    --

Investments in Purchased Options:

Janus Twenty Fund                    $                    --    $       1,193,537     $                    --

Other Financial Instruments(a):

Janus Twenty Fund                    $                    --    $     (15,714,611)    $                    --
--------------------------------------------------------------------------------------------------------------

(a)Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Twenty Fund                                                  $ 269,227,533

Janus Venture Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 99.5%
Advertising Agencies - 0.6%
           539,695  MDC Partners, Inc. - Class A (U.S. Shares)                                                          $  5,763,943
Aerospace and Defense - 0.5%
            96,800  TransDigm Group, Inc.*                                                                                 4,939,704
Agricultural Biotechnology - 0.6%
           881,140  Yongye International, Inc.*                                                                            6,071,055
Appliances - 0.6%
           704,040  Deer Consumer Products, Inc.*                                                                          5,843,532
Applications Software - 0.4%
         1,602,098  inContact, Inc.*,#                                                                                     3,925,140
Auction House - Art Dealer - 0.6%
           323,650  Ritchie Bros. Auctioneers, Inc. (U.S. Shares)                                                          5,896,903
Audio and Video Products - 1.8%
           522,055  DTS, Inc.*                                                                                            17,159,948
Automotive - Truck Trailers - 0.8%
         1,122,970  Wabash National Corp.*                                                                                 7,984,317
Broadcast Services and Programming - 2.8%
           731,590  DG FastChannel, Inc.*                                                                                 23,835,202
             9,700  Genius Products, Inc.*,**,***,@                                                                           48,015
           748,777  Genius Products, Inc. - Private Placement*,**,***,@,#                                                  3,088,705
                                                                                                                          26,971,922
Business to Business/E-Commerce - 0.2%
           198,460  SPS Commerce, Inc.*                                                                                    2,306,105
Casino Hotels - 0.1%
           434,036  Century Casinos, Inc.*,#                                                                                 937,518
Commercial Services - 4.8%
           484,275  CoStar Group, Inc.*                                                                                   18,789,870
           261,410  HMS Holdings Corp.*                                                                                   14,173,650
           170,567  Providence Service Corp.*                                                                              2,387,938
           714,185  Standard Parking Corp.*                                                                               11,305,549
                                                                                                                          46,657,007
Commercial Services - Finance - 1.5%
           480,225  Cardtronics, Inc.*                                                                                     6,223,716
           645,080  Euronet Worldwide, Inc.*                                                                               8,250,573
                                                                                                                          14,474,289
Computer Graphics - 0.8%
           817,532  Monotype Imaging Holdings, Inc.*                                                                       7,365,963
Computer Services - 2.2%
         3,140,420  LivePerson, Inc.*,#                                                                                   21,543,281
Computer Software - 0.5%
           242,415  Convio, Inc.*                                                                                          1,779,326
           208,905  SS&C Technologies Holdings, Inc.*                                                                      3,348,747
                                                                                                                           5,128,073
Computers - Integrated Systems - 0.5%
           152,200  Micros Systems, Inc.*                                                                                  4,850,614
Consulting Services - 1.3%
           129,275  Accretive Health, Inc.*                                                                                1,710,308
           435,795  Gartner, Inc.*                                                                                        10,132,234
           182,165  Information Services Group, Inc.*,#                                                                      364,330
                                                                                                                          12,206,872
Consumer Products - Miscellaneous - 2.7%
           983,640  Jarden Corp.                                                                                          26,430,407
Decision Support Software - 1.1%
           403,910  MSCI, Inc.*                                                                                           11,067,134
Distribution/Wholesale - 1.1%
           210,556  MWI Veterinary Supply, Inc.*                                                                          10,582,545
Diversified Operations - 0.8%
           867,990  Digital Domain - Private Placement*,**,***,@                                                           3,037,965
           302,885  Barnes Group, Inc.                                                                                     4,964,285
                                                                                                                           8,002,250
Educational Software - 0.7%
           169,021  Blackboard, Inc.*                                                                                      6,309,554
Electric Products - Miscellaneous - 1.5%
           895,305  Harbin Electric, Inc.*                                                                                14,906,828
Electronic Components - Semiconductors - 1.2%
           948,530  Ceva, Inc.*                                                                                           11,951,478
E-Marketing/Information - 1.2%
           374,905  Constant Contact, Inc.*                                                                                7,996,724
           310,265  ReachLocal, Inc.*                                                                                      4,024,137
                                                                                                                          12,020,861
Enterprise Software/Services - 6.1%
           192,030  Concur Technologies, Inc.*                                                                             8,195,840
           262,550  MedAssets, Inc.*                                                                                       6,059,654
            68,025  Microstrategy, Inc.*                                                                                   5,107,997
           400,540  Salary.com, Inc.*                                                                                      1,017,372
         1,191,950  Ultimate Software Group, Inc.*,#                                                                      39,167,477
                                                                                                                          59,548,340
E-Services/Consulting - 2.4%
           804,165  GSI Commerce, Inc.*                                                                                   23,159,952
Finance - Other Services - 0.9%
           604,666  MarketAxess Holdings, Inc.                                                                             8,338,344
Footwear and Related Apparel - 2.0%
           527,545  Skechers U.S.A., Inc. - Class A*                                                                      19,265,943
Heart Monitors - 0.5%
            71,375  HeartWare International, Inc.*                                                                         5,001,246
Hotels and Motels - 0.4%
            82,565  China Lodging Group, Ltd.*                                                                             1,250,860
           445,760  Morgans Hotel Group Co.*                                                                               2,745,881
                                                                                                                           3,996,741
Human Resources - 2.0%
           594,515  Resources Connection, Inc.*                                                                            8,085,404
           547,090  SuccessFactors, Inc.*                                                                                 11,374,001
                                                                                                                          19,459,405
Industrial Audio and Video Products - 1.8%
         1,216,370  Imax Corp. (U.S. Shares)*                                                                             17,759,002
Internet Applications Software - 1.0%
           621,932  Vocus, Inc.*                                                                                           9,503,121
Internet Content - Information/News - 1.6%
           271,253  Archipelago Learning, Inc.*                                                                            3,100,422
         1,640,185  Health Grades, Inc.*,#                                                                                 9,841,109
           416,620  TechTarget, Inc.*                                                                                      2,241,416
                                                                                                                          15,182,947
Investment Management and Advisory Services - 0.3%
           108,203  Epoch Holding Corp.                                                                                    1,327,651
           143,335  Financial Engines, Inc.*                                                                               1,949,356
                                                                                                                           3,277,007
Machinery - General Industrial - 0.6%
           150,000  Wabtec Corp.                                                                                           5,983,500
Marine Services - 0%
            24,524  Odyssey Marine Exploration, Inc.*                                                                         24,524
Medical - Biomedical and Genetic - 2.2%
           359,330  Acorda Therapeutics, Inc.*                                                                            11,178,756
           674,510  Incyte Corp., Ltd.*                                                                                    7,466,826
           171,490  Myriad Genetics, Inc.*                                                                                 2,563,776
                                                                                                                          21,209,358
Medical - Drugs - 0.8%
           775,817  Achillion Pharmaceuticals, Inc.*                                                                       1,706,797
           321,500  Biovail Corp.                                                                                          6,185,660
                                                                                                                           7,892,457
Medical - Outpatient and Home Medical Care - 1.6%
           547,450  LHC Group, Inc.*                                                                                      15,191,738
Medical Information Systems - 0.9%
           333,675  athenahealth, Inc.*                                                                                    8,718,928
Medical Instruments - 1.7%
           523,185  Natus Medical, Inc.*                                                                                   8,522,684
           135,825  Techne Corp.                                                                                           7,803,146
                                                                                                                          16,325,830
Medical Labs and Testing Services - 1.3%
           411,786  Bio-Reference Labs, Inc.*                                                                              9,129,296
           525,420  Concord Medical Services Holding, Ltd.*                                                                3,131,503
                                                                                                                          12,260,799
Medical Products - 1.6%
           727,740  PSS World Medical, Inc.*                                                                              15,391,701
Motion Pictures and Services - 2.5%
            66,230  DreamWorks Animation SKG, Inc. - Class A*                                                              1,890,867
         3,227,765  Lions Gate Entertainment Corp. (U.S. Shares)*                                                         22,529,799
                                                                                                                          24,420,666
MRI and Medical Diagnostic Imaging Center - 0.4%
           612,160  Alliance Healthcare Service*                                                                           2,473,126
           622,623  RadNet, Inc.*                                                                                          1,475,617
                                                                                                                           3,948,743
Oil Field Machinery and Equipment - 1.2%
           363,625  Dresser-Rand Group, Inc.*                                                                             11,472,369
Pharmacy Services - 5.4%
           546,780  Catalyst Health Solutions, Inc.*                                                                      18,863,910
           459,720  SXC Health Solutions Corp. (U.S. Shares)*                                                             33,674,490
                                                                                                                          52,538,400
Physical Practice Management - 1.2%
           200,605  Mednax, Inc.*                                                                                         11,155,644
Printing - Commercial - 2.7%
           544,168  VistaPrint NV (U.S. Shares)*                                                                          25,842,538
Real Estate Management/Services - 2.4%
         1,791,277  LPS Brasil Consultoria de Imoveis S.A.                                                                22,811,607
Retail - Major Department Stores - 0.7%
           914,690  Saks, Inc.*                                                                                            6,942,497
Retail - Petroleum Products - 1.7%
           641,975  World Fuel Services Corp.                                                                             16,652,832
Savings/Loan/Thrifts - 0.7%
           259,265  Fox Chase Bancorp, Inc.*                                                                               2,481,166
           264,545  Northwest Bancshares, Inc.                                                                             3,034,331
            88,245  Territorial Bancorp, Inc.                                                                              1,672,243
                                                                                                                           7,187,740
Schools - 6.2%
           366,464  American Public Education, Inc.*                                                                      16,014,476
           847,320  Bridgepoint Education Inc.*                                                                           13,396,128
           967,355  ChinaCast Education, Corp.*                                                                            5,746,089
           350,864  Grand Canyon Education, Inc.*                                                                          8,220,744
         1,210,750  National American University Holdings, Inc.                                                           10,545,633
         2,606,270  Princeton Review, Inc.*,#                                                                              6,046,546
                                                                                                                          59,969,616
Semiconductor Components/Integrated Circuits - 1.9%
         3,778,340  Atmel Corp.*                                                                                          18,136,032
Telecommunication Services - 0.8%
           515,205  SAVVIS, Inc.*                                                                                          7,599,274
Theaters - 1.7%
           961,147  National CineMedia, Inc.                                                                              16,012,709
Transactional Software - 2.3%
           624,875  Solera Holdings, Inc.                                                                                 22,620,475
Transportation - Marine - 0.7%
         1,671,033  Horizon Lines, Inc. - Class A#                                                                         7,068,470
Transportation - Truck - 1.1%
           141,215  Landstar System, Inc.                                                                                  5,505,973
           155,905  Old Dominion Freight Line, Inc.*                                                                       5,478,502
                                                                                                                          10,984,475
Water Treatment Systems - 1.0%
           492,690  Nalco Holding Co.                                                                                     10,080,437
Web Hosting/Design - 2.6%
            50,000  Equinix, Inc.*                                                                                         4,061,000
         3,704,519  NaviSite, Inc.*,#                                                                                      9,742,885
         1,199,160  NIC, Inc.                                                                                              7,686,616
           200,000  Rackspace Hosting, Inc.*                                                                               3,668,000
                                                                                                                          25,158,501
Wireless Equipment - 1.7%
           469,400  SBA Communications Corp. - Class A*                                                                   15,964,294
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $786,445,456)                                                                                   965,355,445
------------------------------------------------------------------------------------------------------------------------------------
Promissory Note - 0.2%
Broadcast Services and Programming - 0.2%
         2,000,000  Genius Products, Inc., 5.0000%, 12/31/10**,***,@ (cost $2,000,000)                                  $  2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0.3%
         3,314,000  Janus Cash Liquidity Fund LLC, 0% (cost $3,314,000)                                                    3,314,000
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Automotive - Truck Parts and Equipment-Replacement - 0%
            88,303  Motorcar Parts of America, Inc. - expires 5/17/12**,***,@                                                  3,629
Casino Services - 0%
           146,926  Pokertek, Inc. - expires 4/23/12**,***,@                                                                  68,288
Networking Products - 0%
             2,090  Lantronix, Inc. - expires 2/9/11**,***                                                                         0
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $911,295)                                                                                                71,917
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $792,670,751) - 100%                                                                      $970,741,362
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                            June 30, 2010 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Brazil                                         $ 22,811,607                 2.3%
Canada                                           91,809,797                 9.5%
Cayman Islands                                    1,250,860                 0.1%
Netherlands                                      25,842,538                 2.7%
United States++                                 829,026,560                85.4%
--------------------------------------------------------------------------------
Total                                          $970,741,362               100.0%

++       Includes Cash Equivalents (85.1% excluding Cash Equivalents).

Notes to Schedule of Investments (unaudited)

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

**          Security is illiquid.

*** Schedule of Fair Valued Securities (as of June 30, 2010)
-------------------------------------------------------------------------------------------------
                                                                                Value as a %
                                                                               of Investment
                                                                 Value            Securities
---------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement                          $3,037,965                  0.3%
Genius Products, Inc.                                           48,015                  0.0%
Genius Products, Inc., 5.000%, 12/31/10                      2,000,000                  0.2%
Genius Products, Inc. - Private Placement                    3,088,705                  0.3%
Lantronix, Inc. - expires 2/9/11                                     0                  0.0%
Motorcar Parts of America, Inc. - expires 5/17/12                3,629                  0.0%
Pokertek, Inc. - expires 4/23/12                                68,288                  0.0%
                                                            $8,246,602                  0.8%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

@ Schedule of Restricted and Illiquid Securities

                                                                                                               Value as
                                                  Acquisition             Acquisition                          % of
                                                  Date                    Cost                Value            Investments
--------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Digital Domain - Private Placement                7/26/07                 $ 7,291,119        $3,037,965         0.3%
Genius Products, Inc.                             12/5/05-11/16/07          8,594,480            48,015         0.0%
Genius Products, Inc., 5.000%, 12/31/10           2/19/09                   2,000,000         2,000,000         0.2%
Genius Products, Inc. - Private Placement         5/1/09                       37,439         3,088,705         0.3%
Motorcar Parts of America, Inc. - expires
5/17/12                                           5/17/07                     198,682             3,629         0.0%
Pokertek, Inc. - expires 4/23/12                  4/23/07                     712,613            68,288         0.0%
--------------------------------------------------------------------------------------------------------------------------
                                                                          $18,834,333        $8,246,602         0.8%
--------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of June 30, 2010. The issuer incurs all registration costs.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2010.

                                            Purchases                     Sales
                                                                                             Realized       Dividend        Value
                                       Shares        Cost          Shares         Cost      Gain/(Loss)      Income      at 6/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Century Casinos, Inc.                        --  $         --     1,017,100  $  2,473,016  $    (23,920)  $         --  $    937,518
Genius Products, Inc. -
Private Placement                            --            --            --            --            --             --     3,088,705
Health Grades, Inc.                          --            --            --            --            --             --     9,841,110
Horizon Lines, Inc. - Class A                --            --            --            --            --        350,917     7,068,470
inContact, Inc.                              --            --            --            --            --             --     3,925,140
Information Services Group,
Inc.                                         --            --     1,778,908     4,461,634       (53,785)            --       364,330
LivePerson, Inc.                             --            --            --            --            --             --    21,543,281
NaviSite, Inc.                               --            --            --            --            --             --     9,742,885
Princeton Review, Inc.                2,606,270     7,597,277            --            --       221,533             --     6,046,546
Sturm Ruger and Co., Inc.                    --            --       988,405    10,071,359       (29,508)        94,887            --
Ultimate Software Group, Inc.                --            --        70,700     2,122,324        (1,441)            --    39,167,477
------------------------------------------------------------------------------------------------------------------------------------
                                                 $  7,597,277                $ 19,128,333  $    112,880   $    445,804  $101,725,462
------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2010)
                                                                        Level 2 - Other
                                                                        Significant          Level 3 - Significant
                                             Level 1 - Quoted Prices    Observable Inputs    Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund
Common Stock
Broadcast Services and Programming           $            23,835,202    $              --    $          3,136,720

Diversified Operations                                     4,964,285                   --               3,037,965
Hotels and Motels                                          2,745,882            1,250,860                      --
Medical Labs and Testing Services                          9,129,296            3,131,503                      --
All Other                                                914,123,732                   --                      --

Promissory Note                                                   --                   --               2,000,000

Warrants                                                          --               71,917                      --

Money Market                                                      --            3,314,000                      --
Total Investments in Securities              $           954,798,397    $       7,768,280    $          8,174,685
-------------------------------------------------------------------------------------------------------------------

                                                                                                             Transfers
                                       Balance                                Change in                      In           Balance
                                       as of          Accrued      Realized   Unrealized       Net           and/or       as of
                                       October 31,    Discounts/   Gain/      Appreciation/    Purchases/    Out          June 30,
                                       2009           Premiums     (Loss)     (Depreciation)   (Sales)       of Level 3   2010
------------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Venture Fund

Common Stock
Broadcast Services and
Programming                           $3,136,720        $   -       $  -       $        -         $   -       $    -     $3,136,720

Diversified Operations                 7,291,116            -          -      (4,253,151)             -            -      3,037,965

Promissory Note
Broadcast Services and
Programming                            2,000,000            -          -                -             -            -      2,000,000
------------------------------------------------------------------------------------------------------------------------------------

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 92.9%
Agricultural Chemicals - 4.7%
           382,585  Intrepid Potash, Inc. *                                                                            $   7,487,188
           605,025  Monsanto Co.                                                                                          27,964,256
           321,640  Mosaic Co.                                                                                            12,537,527
           621,860  Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                                53,629,207
                                                                                                                         101,618,178
Agricultural Operations - 1.6%
        19,760,415  Chaoda Modern Agriculture Holdings, Ltd.                                                              19,311,324
        14,535,000  China Green Holdings, Ltd.                                                                            14,573,542
                                                                                                                          33,884,866
Airlines - 0.2%
           170,114  Ryanair Holdings PLC (ADR) *                                                                           4,608,388
Brewery - 0.7%
           324,812  Anheuser-Busch InBev N.V.                                                                             15,600,145
Building - Residential and Commercial - 0.5%
            16,545  NVR, Inc. *                                                                                           10,837,471
Cable/Satellite TV - 1.6%
            35,342  Jupiter Telecommunications Co., Ltd.                                                                  33,687,617
Chemicals - Specialty - 1.2%
        19,636,035  Huabao International Holdings, Ltd.                                                                   25,107,287
Commercial Services - 3.7%
         3,827,572  Aggreko PLC                                                                                           79,894,686
Commercial Services - Finance - 0.9%
            95,475  MasterCard, Inc. - Class A                                                                            19,050,127
Computer Aided Design - 0.5%
           281,514  ANSYS, Inc. *                                                                                         11,421,023
Computer Services - 0.7%
           410,655  Accenture, Ltd. - Class A (U.S. Shares)                                                               15,871,816
Computers - 4.1%
           277,651  Apple, Inc. *                                                                                         69,837,556
           360,903  Research In Motion, Ltd. (U.S. Shares) *                                                              17,778,082
                                                                                                                          87,615,638
Computers - Peripheral Equipment - 0.5%
           723,909  Logitech International S.A. *                                                                          9,835,182
Cosmetics and Toiletries - 0.8%
           228,240  Colgate-Palmolive Co.                                                                                 17,976,182
Distribution/Wholesale - 3.2%
        15,185,550  Li & Fung, Ltd.                                                                                       67,982,864
Diversified Banking Institutions - 6.8%
         4,195,153  Bank of America Corp.                                                                                 60,284,349
           341,993  Goldman Sachs Group, Inc. **                                                                          44,893,421
         1,115,230  JPMorgan Chase & Co.                                                                                  40,828,570
                                                                                                                         146,006,340
Diversified Minerals - 0.8%
           562,573  BHP Billiton, Ltd.                                                                                    17,490,801
Diversified Operations - 2.7%
         4,260,935  China Merchants Holdings International Co., Ltd.                                                      14,165,133
           895,160  Danaher Corp.                                                                                         33,228,338
         1,835,400  Investimentos Itau SA                                                                                 10,893,397
                                                                                                                          58,286,868
Educational Software - 4.7%
         1,726,515  Blackboard, Inc. *,#                                                                                  64,450,805
         3,234,040  Educomp Solutions, Ltd.                                                                               36,579,743
                                                                                                                         101,030,548
Electric - Distribution - 0.4%
           892,771  Equatorial Energia S.A.                                                                                8,039,639
Electronic Connectors - 0.5%
           269,147  Amphenol Corp. - Class A                                                                              10,572,094
Electronic Measuring Instruments - 1.1%
            99,500  Keyence Corp.                                                                                         22,892,729
Enterprise Software/Services - 2.1%
           888,936  Autonomy Corp. PLC *                                                                                  23,987,532
           692,774  Aveva Group PLC                                                                                       11,598,183
           424,462  Temenos Group A.G. *                                                                                  10,215,364
                                                                                                                          45,801,079
Finance - Investment Bankers/Brokers - 0.4%
           659,080  Charles Schwab Corp.                                                                                   9,345,754
Finance - Mortgage Loan Banker - 1.1%
           380,642  Housing Development Finance Corp.                                                                     23,912,677
Finance - Other Services - 1.6%
         1,855,525  BM&F Bovespa S.A.                                                                                     11,928,008
            36,105  CME Group, Inc.                                                                                       10,165,363
         2,046,332  IG Group Holdings PLC                                                                                 12,767,092
                                                                                                                          34,860,463
Food - Wholesale/Distribution - 0.7%
         8,372,625  Olam International, Ltd.                                                                              15,334,406
Gold Mining - 1.1%
           388,620  Newmont Mining Corp.                                                                                  23,993,399
Hotels and Motels - 0.5%
         6,424,000  Shangri-La Asia, Ltd.                                                                                 11,839,202
Human Resources - 1.6%
         3,175,795  Capita Group PLC                                                                                      34,838,745
Industrial Gases - 0.5%
           140,680  Praxair, Inc.                                                                                         10,690,273
Investment Management and Advisory Services - 0.8%
           140,345  Affiliated Managers Group, Inc. *                                                                      8,528,766
         2,404,398  GP Investments, Ltd. (BDR) *                                                                           8,021,322
                                                                                                                          16,550,088
Life and Health Insurance - 0.9%
         2,500,229  Prudential PLC                                                                                        18,736,942
Medical - Biomedical and Genetic - 5.7%
           302,020  Alexion Pharmaceuticals, Inc. *                                                                       15,460,404
         1,184,560  Celgene Corp. *,**                                                                                    60,199,339
           769,133  Gilead Sciences, Inc. *                                                                               26,365,879
           643,920  Vertex Pharmaceuticals, Inc. *                                                                        21,184,968
                                                                                                                         123,210,590
Medical - Drugs - 1.4%
           259,675  Novo Nordisk A/S                                                                                      20,950,126
            66,397  Roche Holding A.G.                                                                                     9,120,838
                                                                                                                          30,070,964
Medical - Generic Drugs - 0.3%
           387,786  Mylan, Inc. *                                                                                          6,607,873
Medical Instruments - 0.9%
           529,822  St. Jude Medical, Inc. *                                                                              19,121,276
Oil - Field Services - 1.8%
           823,123  AMEC PLC                                                                                              10,032,945
         1,669,067  Petrofac, Ltd.                                                                                        29,344,493
                                                                                                                          39,377,438
Oil Companies - Integrated - 0.4%
           320,862  Petroleo Brasileiro S.A. (U.S. Shares)                                                                 9,561,688
Oil Field Machinery and Equipment - 0.6%
           378,647  Dresser-Rand Group, Inc. *                                                                            11,946,313
Optical Supplies - 0.7%
            95,281  Alcon, Inc. (U.S. Shares)                                                                             14,119,691
Pharmacy Services - 1.4%
           643,990  Express Scripts, Inc. - Class A*                                                                      30,280,410
Pipelines - 5.1%
         1,338,725  Energy Transfer Equity LP                                                                             45,181,969
         1,117,544  Enterprise GP Holdings LP                                                                             53,005,112
           197,085  Kinder Morgan Management LLC*                                                                         11,153,040
                                                                                                                         109,340,121
Power Converters and Power Supply Equipment - 0.3%
           159,965  Vestas Wind Systems A/S*                                                                               6,650,453
Printing - Commercial - 1.2%
           550,175  VistaPrint NV (U.S. Shares) *                                                                         26,127,811
Property and Casualty Insurance - 3.1%
         3,210,377  Admiral Group PLC                                                                                     67,114,883
Real Estate Management/Services - 0.7%
        15,493,881  Regus PLC                                                                                             15,938,313
Real Estate Operating/Development - 1.1%
         6,238,435  Hang Lung Properties, Ltd.                                                                            23,928,640
Retail - Apparel and Shoe - 0.7%
            88,210  Inditex S.A.                                                                                           5,002,257
         3,817,500  Ports Design, Ltd.                                                                                     9,726,850
                                                                                                                          14,729,107
Retail - Consumer Electronics - 0.9%
           301,900  Yamada Denki Co., Ltd.                                                                                19,711,528
Retail - Restaurants - 0.6%
        11,076,000  Ajisen China Holdings, Ltd.                                                                           12,304,054
Rubber/Plastic Products - 1.7%
         1,636,672  Jain Irrigation Systems Ltd. *                                                                        37,407,837
Schools - 3.3%
         1,906,700  Anhanguera Educacional Participacoes S.A.                                                             28,835,602
         1,496,470  Estacio Participacoes S.A.                                                                            16,668,909
         1,156,900  Kroton Educacional S.A. *                                                                              8,558,944
        87,402,550  Raffles Education Corp., Ltd. *,#                                                                     17,681,367
                                                                                                                          71,744,822
Tobacco - 3.0%
           474,540  British American Tobacco PLC                                                                          15,024,176
             9,511  Japan Tobacco, Inc.                                                                                   29,573,186
           447,203  Philip Morris International, Inc.                                                                     20,499,786
                                                                                                                          65,097,148
Toys - 0.5%
            36,900  Nintendo Co., Ltd.                                                                                    10,750,658
Transportation - Services - 0.9%
           149,570  C.H. Robinson Worldwide, Inc.                                                                          8,325,066
           297,050  Expeditors International of Washington, Inc.                                                          10,251,196
                                                                                                                          18,576,262
Transportation - Truck - 0.5%
           740,305  DSV A/S                                                                                               10,623,607
Wireless Equipment - 2.9%
           298,536  Crown Castle International Corp. *                                                                    11,123,451
         1,239,190  QUALCOMM, Inc.                                                                                        40,695,000
           338,375  SBA Communications Corp. - Class A*                                                                   11,508,134
                                                                                                                          63,326,585
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,859,779,999)                                                                               2,002,881,589
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 2.3%
Enterprise Software/Services - 1.2%
        15,150,000  Autonomy Corp., PLC, 3.2500%, 3/4/15                                                                  25,122,126
Food - Wholesale/Distribution - 1.1%
        21,900,000  Olam International, Ltd., 6.0000%, 10/15/16                                                           23,844,720
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $48,015,902)                                                                                  48,966,846
------------------------------------------------------------------------------------------------------------------------------------
Warrant - 1.2%
Diversified Financial Services - 1.2%
         2,026,056  JP Morgan Chase & Co. - expires 10/28/18* (cost $21,780,102)                                          25,609,348
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 3.6%
        78,612,093  Janus Cash Liquidity Fund LLC, 0% (cost $78,612,093)                                                  78,612,093
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,008,188,096) - 100%                                                                   2,156,069,876
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            June 30, 2010 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                    $   17,490,801                 0.8%
Belgium                                          15,600,145                 0.7%
Bermuda                                         137,251,067                 6.4%
Brazil                                           94,486,186                 4.4%
Canada                                           71,407,288                 3.3%
Cayman Islands                                   31,615,378                 1.5%
Denmark                                          38,224,186                 1.8%
Hong Kong                                        38,093,772                 1.8%
India                                            97,900,258                 4.5%
Ireland                                          20,480,204                 1.0%
Japan                                           116,615,719                 5.4%
Jersey                                           45,282,806                 2.1%
Netherlands                                      26,127,811                 1.2%
Singapore                                        56,860,493                 2.6%
Spain                                             5,002,258                 0.2%
Switzerland                                      43,291,075                 2.0%
United Kingdom                                  299,117,310                13.9%
United States ++                              1,001,223,119                46.4%
--------------------------------------------------------------------------------
Total                                        $2,156,069,876               100.0%

++Includes Cash Equivalents (42.8% excluding Cash Equivalents)

                                                                                                    Value
--------------------------------------------------------------------------------------------------------------
Schedule of Written Options - Puts
                                    Jupiter Telecommunications Co., Ltd.
                                       expires February 2011
                                       2,938 contracts
                                       exercise price JPY 90,000.00                               $ (465,565)


                                    Jupiter Telecommunications Co., Ltd.
                                       expires February 2011
                                       4,502 contracts
                                       exercise price JPY 90,000.00                                 (715,640)


                                    Jupiter Telecommunications Co., Ltd.
                                       expires February 2011
                                       6,003 contracts
                                       exercise price JPY 90,000.00                                 (954,239)


                                    Jupiter Telecommunications Co., Ltd.
                                       expires February 2011
                                       6,073 contracts
                                       exercise price JPY 90,000.00                                 (971,370)


                                    Jupiter Telecommunications Co., Ltd.
                                       expires February 2011
                                       7,514 contracts
                                       exercise price JPY 90,000.00                               (1,192,562)


                                    Jupiter Telecommunications Co., Ltd.
                                       expires February 2011
                                       16,943 contracts
                                       exercise price JPY 90,000.00                               (2,680,613)

--------------------------------------------------------------------------------------------------------------
Total Written Options - Puts
                                    (Premiums received $4,116,234)                              $ (6,979,989)
--------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

BDR               Brazilian Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*           Non-income producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates.

# The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended June 30, 2010.

                                            Purchases              Sales                      Realized     Dividend       Value
                                      Shares         Cost          Shares         Cost       Gain/Loss      Income     At 6/30/10
------------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund
Blackboard, Inc.                      1,857,000    $78,590,847       130,485   $ 5,997,339   $ (748,611)       $ -     $ 64,450,805
Raffles Education Corp., Ltd.        22,349,000      6,179,489    50,747,000    22,091,443   (7,591,906)         -       17,681,367
                                                    84,770,336                  28,088,782   (8,340,517)         -       82,132,172

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of June 30, 2010. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of June 30, 2010)
                                                                                    Level 2 - Other
                                                            Level 1 - Quoted        Significant           Level 3 - Significant
                                                            Prices                  Observable Inputs     Unobservable Inputs
-------------------------------------------------------------------------------------------------------------------------------
Investments in Securities:
Janus Worldwide Fund
Common Stock
Agricultural Operations                                $                    --    $       33,884,866    $                    --
Airlines                                                                    --             4,608,388                         --
Brewery                                                                                   15,600,145
Cable/Satellite TV                                                          --            33,687,617                         --
Chemicals - Specialty                                                       --            25,107,287
Commercial Services                                                         --            79,894,686                         --
Computers - Peripheral Equipment                                            --             9,835,182                         --
Distribution/Wholesale                                                      --            67,982,864                         --
Diversified Minerals                                                        --            17,490,801                         --
Diversified Operations                                              44,121,735            14,165,133                         --
Educational Software                                                64,450,805            36,579,743                         --
Electronic Measuring Instruments                                            --            22,892,729                         --
Enterprise Software/Services                                                --            45,801,079
Finance - Mortgage Loan Banker                                              --            23,912,677                         --
Finance - Other Services                                            22,093,371            12,767,092                         --
Food - Wholesale/Distribution                                               --            15,334,406                         --
Hotels and Motels                                                           --            11,839,202                         --
Human Resources                                                             --            34,838,745
Investment Management and Advisory Services                          8,528,766             8,021,322                         --
Life and Health Insurance                                                   --            18,736,942                         --
Medical - Drugs                                                             --            30,070,964                         --
Oil - Field Services                                                        --            39,377,438                         --
Oil Companies - Integrated                                                  --             9,561,688                         --
Power Converters and Power Supply Equipment                                 --             6,650,453                         --
Property and Casualty Insurance                                             --            67,114,883                         --
Real Estate Management/Services                                             --            15,938,313
Real Estate Operating/Development                                           --            23,928,640                         --
Retail - Apparel and Shoe                                                   --            14,729,107                         --
Retail - Consumer Electronics                                               --            19,711,528                         --
Retail - Restaurants                                                        --            12,304,054                         --
Rubber/Plastic Products                                                     --            37,407,837                         --
Schools                                                             54,063,455            17,681,367                         --
Tobacco                                                             20,499,786            44,597,362                         --
Toys                                                                        --            10,750,658
Transportation - Truck                                                      --            10,623,607                         --
All Other                                                          895,694,866                    --                         --

Corporate Bonds                                                             --            48,966,846                         --

Warrants                                                                    --            25,609,348                         --

Money Market                                           $                    --    $       78,612,093    $                    --

Total Investments in Securities                        $         1,109,452,784    $    1,046,617,092    $                    --
-------------------------------------------------------------------------------------------------------------------------------
Other Financial Instruments(a):
-------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                                   $                    --    $        6,979,989    $                    --
-------------------------------------------------------------------------------------------------------------------------------

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates as of June 30, 2010 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Worldwide Fund                                             $    70,510,500
--------------------------------------------------------------------------------

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for the Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Core Fund, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, and Janus Worldwide Fund (collectively, the "Funds" and individually, a "Fund"). The Funds are part of Janus Investment Fund (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Janus Forty Fund, Janus Global Real Estate Fund, Janus International Equity Fund, Janus International Forty Fund, and Janus Long/Short Fund changed their fiscal year end from July 31 to September 30 and the remaining Funds changed their fiscal year end from October 31 to September 30. Accordingly the Significant Accounting Policies include information for either a nine-month period from October 1, 2009 to June 30, 2010 or an eight-month period from November 1, 2009 to June 30, 2010. The Trust offers thirty-eight funds which include multiple series of shares, with differing investment objectives and policies. Twenty-two funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act except for Janus Contrarian Fund, Janus Forty Fund, Janus Global Opportunities Fund, Janus Global Real Estate Fund, Janus International Forty Fund, Janus Long/Short Fund, Janus Orion Fund, and Janus Twenty Fund, which are classified as nondiversified.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America within the investment management industry.

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter ("OTC") markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or non-public security. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. Restricted and illiquid securities are valued in accordance with procedures established by the Funds' Trustees.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at June 30, 2010. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held at June 30, 2010, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the cost of the derivative. The Funds may not use any derivative to gain exposure to an asset or class of assets prohibited by their investment restrictions from purchasing directly. The Funds' ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives are generally subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including counterparty risk, currency risk, leverage risk, liquidity risk, and index risk.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser's needs. OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk.

In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, the Funds may require the counterparty to post collateral if the Funds have a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital Management LLC's ("Janus Capital") ability to establish and maintain appropriate systems and trading.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts. Such collateral is in the possession of the Funds' custodian.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds' custodian or with the counterparty broker.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds may purchase or write covered and uncovered put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds are subject to interest rate risk, liquidity risk, market risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option's expiration date. A European-style option is an option contract that can only be exercised on the option's expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in long-term equity anticipation securities, which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed index multiplier. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds' exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended June 30, 2010 is indicated in the tables below:

                                                     Number of       Premiums
Call Options                                         Contracts       Received
Janus Contrarian Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                     --    $          --
Options written                                        383,367       27,913,598
Options closed                                        (169,894)     (13,602,771)
Options expired                                        (28,785)     (20,166,076)
Options exercised                                      (19,192)      (1,235,213)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                   165,496    $  (7,090,462)
--------------------------------------------------------------------------------

Janus Forty Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                     --    $          --
Options written                                         23,236        7,315,156
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    23,236    $   7,315,156
--------------------------------------------------------------------------------

Janus Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                  4,284    $   2,729,223
Options written                                         96,753       14,782,639
Options closed                                              --               --
Options expired                                        (10,703)        (567,485)
Options exercised                                       (4,284)      (2,729,223)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    86,050    $  14,215,154
--------------------------------------------------------------------------------

Janus Global Life Sciences Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                  1,465    $     428,545
Options written                                            975          323,950
Options closed                                            (691)        (218,863)
Options expired                                             --               --
Options exercised                                        (1749)        (533,632)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                        --    $          --
--------------------------------------------------------------------------------

Janus Global Real Estate Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009                   --               --
Options written                                            220    $       9,700
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                       220    $       9,700
--------------------------------------------------------------------------------

Janus Global Technology Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                  3,422    $     188,655
Options written                                         13,477        1,524,043
Options closed                                         (14,428)      (1,307,667)
Options expired                                           (703)        (169,423)
Options exercised                                       (1,768)        (235,608)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                        --    $          --
--------------------------------------------------------------------------------

Janus Long/Short Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009               11,437    $   1,325,021
Options written                                         29,461        3,988,359
Options closed                                         (25,018)      (3,805,877)
Options expired                                         (9,220)      (1,021,791)
Options exercised                                       (1,705)        (140,823)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                     4,955          344,889
--------------------------------------------------------------------------------

Janus Orion Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                  8,670    $   2,408,117
Options written                                        116,590       14,655,173
Options closed                                         (51,623)      (5,793,847)
Options expired                                        (27,524)      (2,671,832)
Options exercised                                      (18,613)      (2,169,612)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    27,500    $   6,428,000
--------------------------------------------------------------------------------

Janus Twenty Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                     --    $          --
Options written                                         31,937       10,315,504
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    31,937    $  10,315,504
--------------------------------------------------------------------------------

Janus Venture Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                  1,000    $      95,000
Options written                                          3,500          223,567
Options closed                                              --               --
Options expired                                         (4,000)        (265,998)
Options exercised                                         (500)         (52,569)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                        --    $          --
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
Janus Contrarian Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                 73,645    $  10,649,067
Options written                                      1,420,112      192,576,025
Options closed                                        (918,929)    (132,212,082)
Options expired                                       (348,754)     (22,840,420)
Options exercised                                      (10,157)      (1,285,005)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                   215,917    $  46,887,585
--------------------------------------------------------------------------------

Janus Forty Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                     --    $          --
Options written                                         23,236        5,667,298
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    23,236    $   5,667,298
--------------------------------------------------------------------------------

Janus Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                     --    $          --
Options written                                         86,857       14,994,521
Options closed                                              --               --
Options expired                                           (807)        (484,200)
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    86,050    $  14,510,321
--------------------------------------------------------------------------------

Janus Global Real Estate Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009                   60    $       2,640
Options written                                          1,190          119,579
Options closed                                              --               --
Options expired                                           (295)         (29,094)
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                       955    $      93,125
--------------------------------------------------------------------------------

Janus International Equity Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009                   --    $          --
Options written                                          4,064          375,993
Options closed                                          (4,064)        (375,993)
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                        --               --
--------------------------------------------------------------------------------

Janus International Forty Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009                   --    $          --
Options written                                            527           48,763
Options closed                                             (49)          (4,013)
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                       478           44,750
--------------------------------------------------------------------------------

Janus Long/Short Fund
--------------------------------------------------------------------------------
Options outstanding at September 30, 2009                9,571        1,368,641
Options written                                         51,150        6,362,825
Options closed                                         (29,271)      (4,249,793)
Options expired                                        (20,800)      (1,730,496)
Options exercised                                       (2,562)        (312,664)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                     8,088        1,438,513
--------------------------------------------------------------------------------

Janus Orion Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                 31,359    $   3,946,130
Options written                                      9,978,059       36,232,645
Options closed                                      (4,835,222)      (1,230,013)
Options expired                                     (5,040,674)     (21,896,150)
Options exercised                                      (18,355)        (844,646)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                   115,167    $  16,207,966
--------------------------------------------------------------------------------

Janus Twenty Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                     --    $          --
Options written                                         31,937        8,014,361
Options closed                                              --               --
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    31,937    $   8,014,361
--------------------------------------------------------------------------------


Janus Venture Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                  3,000    $     415,000
Options written                                         16,500        1,310,780
Options closed                                          (2,500)        (384,500)
Options expired                                        (13,500)      (1,054,530)
Options exercised                                       (3,500)        (286,750)
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                        --    $          --
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
Janus Worldwide Fund
--------------------------------------------------------------------------------
Options outstanding at October 31, 2009                     --    $          --
Options written                                         48,475        4,484,946
Options closed                                          (4,502)        (368,712)
Options expired                                             --               --
Options exercised                                           --               --
--------------------------------------------------------------------------------
Options outstanding at June 30, 2010                    43,973    $   4,116,234
--------------------------------------------------------------------------------

Other Options

In addition to the option strategies described above, a Fund may purchase and sell a variety of options with non-standard payout structures or other features ("exotic options"). Exotic options are traded OTC and typically have price movements that can vary markedly from simple put or call options. The risks associated with exotic options are that they cannot be as easily priced and may be subject to liquidity risk. While some exotic options have fairly active markets, others are mostly thinly traded instruments. Some options are pure two-party transactions and may have no liquidity. The Funds may treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of a Fund's net assets, when combined with all other illiquid investments of the Fund. A Fund may use exotic options to the extent that they are consistent with the Fund's investment objective and investment policies, and applicable regulations.

The Funds may purchase and sell exotic options that have values which are determined by the correlation of two or more underlying assets. These types of options include, but are not limited to, outperformance options, yield curve options or other spread options.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to "hedge" or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to market risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund's total return.

Various types of swaps such as credit default (funded and unfunded), equity, interest rate, and total return swaps are described below.

Credit default swaps are a specific kind of counterparty agreement that allows the transfer of third-party credit risk from one party to the other. The Funds are subject to credit risk in the normal course of pursuing their investment objectives through their investments in credit default swap contracts. The Funds may enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. With a credit default swap, one party in the swap is a lender and faces credit risk from a third party, and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments. The Funds' maximum risk of loss from counterparty risk, either as protection sellers or as protection buyers (undiscounted), is the notional value of the agreement. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by posting of collateral by the counterparty to the Funds to cover the Funds' exposure to the counterparty.

Funded (notional value of contract paid up front) or unfunded (notional value only paid in case of default) credit default swaps are based on an index of credit default swaps ("CDXs") or other similarly structured products. CDXs are designed to track segments of the credit default swap market and provide investors with exposure to specific reference baskets of issuers of bonds or loans. These instruments have the potential to allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, but with the potential added benefit of diversification. The CDX reference baskets are normally priced daily and rebalanced every six months in conjunction with leading market makers in the credit industry. The liquidity of the market for CDXs is normally subject to liquidity in the secured loan and credit derivatives markets. A Fund investing in CDXs is normally only permitted to take long positions in these instruments.

Equity swaps involve the exchange by two parties of future cash flow (e.g., one cash flow based on a referenced interest rate and the other based on the performance of stock or a stock index).

Interest rate swaps involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds' maximum risk of loss for equity swaps, interest rate swaps and total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds' exposure to the counterparty.

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds adopted the provisions for "Derivatives and Hedging," which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Additional Investment Risk

The Funds may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

Unforeseen events in the equity and fixed-income markets may at times result in an unusually high degree of volatility in the markets, both domestic and international. These events and the resulting market upheavals may have an adverse effect on the Funds, such as a decline in the value and liquidity of many securities held by the Funds, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in net asset value, and an increase in Fund expenses. Such unforeseen events may make it unusually difficult to identify both investment risks and opportunities and could limit or preclude each Fund's ability to achieve its investment objective. The market's behavior may at times be unpredictable. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

Bank Loans

Janus Balanced Fund and Janus Long/Short Fund may invest in bank loans, which include institutionally traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and is generally representative of the most competitive and current cash rates.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

Borrowing

Janus Long/Short Fund may borrow money from banks for investment purposes to the extent permitted by the 1940 Act. This practice is known as leverage. Currently, under the 1940 Act, Janus Long/Short Fund may borrow from banks up to one-third of its total assets (including the amount borrowed) provided that it maintains continuous asset coverage of 300% with respect to such borrowings and sells (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if disadvantageous from an investment standpoint. Janus Long/Short Fund may also borrow money to meet redemptions in order to avoid forced, unplanned sales of portfolio securities or for other temporary or emergency purposes. This allows Janus Long/Short Fund greater flexibility to buy and sell portfolio securities for investment or tax considerations, rather than for cash flow considerations.

The use of borrowing by Janus Long/Short Fund involves special risk considerations that may not be associated with other Funds that may only borrow for temporary or emergency purposes. Because substantially all of Janus Long/Short Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of Janus Long/Short Fund's agreement with its lender, the NAV per share of Janus Long/Short Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if Janus Long/Short Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, Janus Long/Short Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest that Janus Long/Short Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs that will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of Janus Long/Short Fund compared with what it would have been without leverage.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund ("counterparty risk"). Counterparty risk may arise because of the counterparty's financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty's inability to fulfill its obligation may result in significant financial loss to a Fund. A Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund's cash balances are invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital's analysis of a counterparty's creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Exchange-Traded Notes

The Funds may invest directly in exchange-traded notes ("ETNs"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to a particular index and provide exposure to the total returns of various market indices, including indices linked to stocks, bonds, commodities and currencies. This type of debt security differs from other types of bonds and notes. ETN returns are based upon the performance of a market index minus applicable fees; no periodic coupon payments are distributed and no principal protections exist. ETNs do not pay cash distributions. Instead, the value of dividends, interest, and investment gains are captured in the Funds' total returns. The Funds will invest in these securities when desiring exposure to debt securities or commodities. When evaluating ETNs for investment, Janus Capital will consider the potential risks involved, expected tax efficiency, rate of return, and credit risk. When the Funds invest in ETNs, they will bear their proportionate share of any fees and expenses borne by the ETN. There may be restrictions on the Funds' right to redeem their investment in an ETN, which is meant to be held until maturity. The Funds' decision to sell their ETN holdings may be limited by the availability of a secondary market.

Floating Rate Loans

Janus Balanced Fund and Janus Long/Short Fund may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates, which adjust periodically, and are tied to a benchmark lending rate, such as LIBOR. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Initial Public Offerings

The Funds may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Interfund Lending

As permitted by the Securities and Exchange Commission ("SEC"), or the 1940 Act and rules promulgated thereunder, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds and certain pooled investment vehicles, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of the borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), or other governmental or government-related entities. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying securities fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact a Fund's yield and the Fund's return. In addition, mortgage-backed securities may be supported by some form of government or private guarantee and/or insurance. However, there is no assurance that the guarantors or insurers will meet their obligations.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans, may shorten the effective maturities of these securities and may result in a Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing a Fund's sensitivity to interest changes and causing its price to decline.

Mortgage Dollar Rolls

Janus Global Real Estate Fund and Janus Long/Short Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Ginnie Mae security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a predetermined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds, maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Securities Lending

Under procedures adopted by the Trustees, the Funds may seek to earn additional income by lending securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the SEC. Cash collateral may be invested as permitted by the 1940 Act and rules promulgated thereunder.

Deutsche Bank AG (the "Lending Agent") may also invest the cash collateral in investments in non-affiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based upon this mark-to-market evaluation.

The borrower pays fees at the Funds' direction to the Lending Agent. The Lending Agent may retain a portion of the interest earned on the cash collateral invested. The cash collateral invested by the Lending Agent is disclosed on the Schedules of Investments (if applicable).

The Securities Lending Program was suspended and the Funds no longer have any securities on loan. Management continues to review the program and may resume securities lending.

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Global Real Estate Fund, and Janus Long/Short Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Fannie Mae and/or Freddie Mac transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short Sales

The Funds may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund's net assets may be invested in short sales of stocks, futures, swaps, structured notes, and uncovered written calls. The Funds may engage in short sales "against the box" and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted on the Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrues on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as option contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds' losses are theoretically unlimited.

When-Issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.


Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/depreciation on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities, excluding securities sold short, for federal income tax purposes as of June 30, 2010 are noted below.


-----------------------------------------------------------------------------------------------------------------
      Fund                                  Federal Tax        Unrealized         Unrealized            Net
                                                Cost          Appreciation      (Depreciation)     Appreciation/
                                                                                                  (Depreciation)
-----------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                       $ 5,242,815,495   $   330,206,310   $  (168,686,903)   $   161,519,406
-----------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                       4,074,534,001       438,168,582      (659,076,854)      (220,908,272)
-----------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                       2,023,197,275       400,057,198      (169,605,881)       230,451,317
-----------------------------------------------------------------------------------------------------------------
Janus Forty Fund                            5,546,571,446       844,980,421      (375,585,383)       469,395,038
-----------------------------------------------------------------------------------------------------------------
Janus Fund                                  7,045,451,856     1,046,004,470      (354,004,971)       691,999,499
-----------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund               588,200,231        74,726,921       (58,975,005)        15,751,916
-----------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                93,524,044         6,209,973        (7,833,739)        (1,623,766)
-----------------------------------------------------------------------------------------------------------------
Janus Global Real Estate Fund                  27,050,999         2,479,596        (1,431,322)         1,048,274
-----------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                    207,310,713        21,918,128       (18,118,336)        (3,799,792)
-----------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                  660,055,505       115,622,534       (45,060,253)        70,562,281
-----------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                3,285,073,019       293,376,711      (221,535,449)        71,841,262
-----------------------------------------------------------------------------------------------------------------
Janus International Equity Fund               204,566,751         9,645,053        (8,813,401)           831,652
-----------------------------------------------------------------------------------------------------------------
Janus International Forty Fund                  8,779,227           813,437        (1,156,681)          (343,244)
-----------------------------------------------------------------------------------------------------------------
Janus Long/Short Fund                          91,546,781         6,596,550        (7,008,712)          (412,162)
-----------------------------------------------------------------------------------------------------------------
Janus Orion Fund                            3,074,235,345       386,475,527      (230,434,276)       156,041,251
-----------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                         9,943,410,477     2,387,414,771    (1,203,518,901)     1,183,895,870
-----------------------------------------------------------------------------------------------------------------
Janus Research Core Fund                      525,529,523        43,228,692       (39,166,528)         4,062,164
-----------------------------------------------------------------------------------------------------------------
Janus Research Fund                         2,713,058,887       315,241,559      (185,426,993)       129,814,566
-----------------------------------------------------------------------------------------------------------------
Janus Triton Fund                             518,796,805        64,720,570       (32,244,321)        32,476,248
-----------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                           6,516,381,972     2,046,121,779      (453,068,626)     1,593,053,153
-----------------------------------------------------------------------------------------------------------------
Janus Venture Fund                            793,559,370       274,626,730       (97,444,739)       177,181,991
-----------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                        2,020,386,200       292,545,852      (156,862,176)       135,683,676
-----------------------------------------------------------------------------------------------------------------

Information on the tax components of securities sold short as of June 30, 2010 are as follows:

-------------------------------------------------------------------------------------------------------
                                  Federal Tax        Unrealized         Unrealized         Net Tax
                                 Proceeds from     (Appreciation)      Depreciation     (Appreciation)/
                                Securities Sold                                          Depreciation
                                     Short
-------------------------------------------------------------------------------------------------------
Janus Contrarian Fund          $   (72,855,755)   $            --    $     6,168,639   $     6,168,639
-------------------------------------------------------------------------------------------------------
Janus Fund                         (90,498,005)                --          6,615,565         6,615,565
-------------------------------------------------------------------------------------------------------
Janus Global Technology Fund       (39,501,944)                --          3,735,332         3,735,332
-------------------------------------------------------------------------------------------------------
Janus Long/Short Fund              (57,110,310)          (159,388)         7,455,178         7,295,790
-------------------------------------------------------------------------------------------------------
Janus Orion Fund                   (25,847,815)        (2,518,624)                --        (2,518,624)
-------------------------------------------------------------------------------------------------------
Janus Triton Fund                   (1,164,843)          (549,579)                --          (549,579)
-------------------------------------------------------------------------------------------------------
Janus Venture Fund                  (8,414,301)          (663,557)         1,712,723         1,049,166
-------------------------------------------------------------------------------------------------------

Money Market Investments

Pursuant to the terms and conditions of an SEC exemptive order and the provisions of the 1940 Act, the Funds may participate in an affiliated or non-affiliated cash sweep program. In the cash sweep program, uninvested cash balances of the Funds may be used to purchase shares of affiliated or non-affiliated money market funds or cash management pooled investment vehicles. The Funds are eligible to participate in the cash sweep program (the "Investing Funds"). Janus Cash Liquidity Fund LLC is an affiliated unregistered cash management pooled investment vehicle that invests primarily in highly-rated short-term fixed-income securities. Janus Cash Liquidity Fund LLC maintains a NAV of $1.00 per share and distributes income daily in a manner consistent with a registered 2a-7 product. There are no restrictions on the Investing Funds' ability to withdraw investments from Janus Cash Liquidity Fund LLC at will, and there are no unfunded capital commitments due from the Investing Funds to Janus Cash Liquidity Fund LLC. As adviser, Janus Capital has an inherent conflict of interest because of its fiduciary duties to the affiliated cash management pooled investment vehicles and the Investing Funds.

During the period ended June 30, 2010, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                        Purchases             Sales          Dividend            Value
                                       Shares/Cost         Shares/Cost        Income          at 6/30/10
------------------------------------------------------------------------------------------------------------
Janus Cash Liquidity Fund LLC
Janus Balanced Fund                    $1,624,676,131      $1,422,229,608       $182,731        $311,982,612
Janus Contrarian Fund                     894,730,664         983,839,664         30,985          38,849,000
Janus Enterprise Fund                     241,056,871         231,082,000         76,931          75,795,051
Janus Forty Fund                        1,555,507,709       1,542,840,000        694,180         430,021,126
Janus Fund                              1,251,804,245       1,094,265,000        396,783         492,894,887
Janus Global Life Sciences Fund           110,297,481         114,793,217          6,553             277,000
Janus Global Opportunities Fund            11,711,023          12,021,000         21,449          17,238,082
Janus Global Real Estate Fund              12,002,766          12,427,000          3,833           1,527,527
Janus Global Research Fund                 50,317,019          49,211,091          3,802           2,228,928
Janus Global Technology Fund              219,156,606         200,927,631         15,620          21,076,975
Janus Growth and Income Fund              240,287,436         135,347,000        749,228         218,816,552
Janus International Equity Fund           114,795,282         109,472,289          6,007           8,148,993
Janus International Forty Fund              8,000,126           8,056,124            275              69,002
Janus Orion Fund                        1,117,371,915       1,312,454,818        123,437          61,860,000
Janus Overseas Fund                     2,146,646,829       1,635,475,969        186,651         513,136,860
Janus Research Core Fund                  117,479,048         117,332,048          2,129             147,000
Janus Research Fund                       401,912,310         398,383,016         22,684           8,472,294
Janus Triton Fund                         184,450,241         169,978,000         51,061          50,806,739
Janus Twenty Fund                       1,379,517,578       1,741,761,731        279,103          89,601,011
Janus Venture Fund                         61,118,163          59,715,163          1,537           3,314,000
Janus Worldwide Fund                      586,969,894         508,357,801         38,032          78,612,093
------------------------------------------------------------------------------------------------------------
                                     $ 12,329,809,337    $ 11,859,970,170    $ 2,893,011     $ 2,424,875,732
------------------------------------------------------------------------------------------------------------

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board ("FASB") guidance, the Funds utilize the "Fair Value Measurements" to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds' investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2010 to value each Fund's investments in securities and other financial instruments is included in the "Valuation Inputs Summary" and "Level 3 Valuation Reconciliation of Assets" (if applicable) on the Schedules of Investments.

In April 2009, FASB issued "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," which provides additional guidance for estimating fair value in accordance with the Fair Value Measurements when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Additionally, it amends Fair Value Measurements by expanding disclosure requirements for reporting entities surrounding the major categories of assets and liabilities carried at fair value. The required disclosures have been incorporated into the "Valuation Inputs Summary" in the Significant Accounting Policies. Management believes applying this guidance does not have a material impact on the financial statements.

The Funds adopted FASB Accounting Standards Update No 2010-06 "Fair Value Measurements and Disclosures (Topic 820)" (the "Update"), effective June 30, 2010. This Update applies to Funds' disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above.

The following table shows the Funds that had transfers between Level 1 and Level 2 of the fair value hierarchy.

--------------------------------------------------------------------------------
Fund                                     Transfers In          Transfers Out
                                         Level 1 to Level 2    Level 2 to
                                                               Level 1
--------------------------------------------------------------------------------
Janus Balanced Fund                     $                 --   $              --
--------------------------------------------------------------------------------
Janus Contrarian Fund                                     --                  --
--------------------------------------------------------------------------------
Janus Enterprise Fund                                     --                  --
--------------------------------------------------------------------------------
Janus Forty Fund                                          --                  --
--------------------------------------------------------------------------------
Janus Fund                                                --                  --
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                           --                  --
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                           --                  --
--------------------------------------------------------------------------------
Janus Global Real Estate Fund                             --           1,036,357
--------------------------------------------------------------------------------
Janus Global Research Fund                                --                  --
--------------------------------------------------------------------------------
Janus Global Technology Fund                              --                  --
--------------------------------------------------------------------------------
Janus Growth and Income Fund                              --                  --
--------------------------------------------------------------------------------
Janus International Equity Fund                           --                  --
--------------------------------------------------------------------------------
Janus International Forty Fund                            --             473,406
--------------------------------------------------------------------------------
Janus Long/Short Fund                                     --                  --
--------------------------------------------------------------------------------
Janus Orion Fund                                          --                  --
--------------------------------------------------------------------------------
Janus Overseas Fund                                       --                  --
--------------------------------------------------------------------------------
Janus Research Core Fund                                  --                  --
--------------------------------------------------------------------------------
Janus Research Fund                                       --                  --
--------------------------------------------------------------------------------
Janus Triton Fund                                         --                  --
--------------------------------------------------------------------------------
Janus Twenty Fund                                         --                  --
--------------------------------------------------------------------------------
Janus Venture Fund                                        --                  --
--------------------------------------------------------------------------------
Janus Worldwide Fund                                      --                  --
--------------------------------------------------------------------------------

Financial assets were transferred from Level 2 to Level 1 since certain foreign equity prices were applied a fair valuation adjustment factor at the beginning of the year and no factor was applied at the end of the period.

The Funds recognize transfers between the levels as of the beginning of the year.

New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update 2010-06, "Improving Disclosures About Fair Value Measurements." This Accounting Standards Update will enhance and clarify existing fair value measurement disclosures. The Funds adopted disclosures that are effective for interim and annual periods beginning after December 15, 2009 and it did not have a material impact on the Funds' financial statement disclosures. Other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of these Accounting Standards Updates will have on the Funds' financial statement disclosures.

Subsequent Events

Effective July 1, 2010, Janus Global Opportunities Fund changed its name to Perkins Global Value Fund.

Effective September 15, 2010, Janus Orion Fund will change its name to Janus Global Select Fund.

Effective on or about September 15, 2010, Janus International Forty Fund will be liquidated.

Management has evaluated whether any events or transactions occurred subsequent to June 30, 2010 and through the date of issuance of the Funds' financial statements and determined that there were no other material events or transactions that would require recognition or disclosure in this filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective (except as noted below) in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q. Registrant's management concluded that there was a deficiency in the Registrant's in-ternal control over financial reporting and its operation, which was considered to be a material weakness. The nature of the material weakness was in the internal control over the completeness of expense accruals for third party administrative and networking fees applicable to Class A, C and I shares.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, subsequent to June 30, 2010, remediation steps have been taken to enhance the Registrant's internal controls over financial reporting to address the control weakness detailed above.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: August 27, 2010

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: August 27, 2010